Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.8%
Adient plc *	55,299	2,320,899
Aptiv plc *	40,549	5,538,182
Autoliv, Inc.	28,698	2,842,250
BorgWarner, Inc.	105,752	4,637,225
Dana, Inc.	80,074	1,734,403
Ford Motor Co.	2,474,147	50,225,184
General Motors Co. *	720,497	37,991,807
Gentex Corp.	68,625	2,154,825
Harley-Davidson, Inc.	64,692	2,236,402
Lear Corp.	37,255	6,233,507
Tesla, Inc. *	2,347	2,198,482
The Goodyear Tire & Rubber Co. *	354,642	7,351,729
Thor Industries, Inc.	20,570	1,945,716
Visteon Corp. *	21,779	2,210,786
		129,621,397

Banks 7.0%
Bank of America Corp.	1,877,263	86,616,915
Citigroup, Inc.	1,147,951	74,754,569
Citizens Financial Group, Inc.	130,046	6,693,468
Comerica, Inc.	52,443	4,865,662
Credicorp Ltd.	28,422	4,070,599
East West Bancorp, Inc.	19,429	1,677,500
Fifth Third Bancorp	199,816	8,917,788
First Republic Bank	9,261	1,607,617
Huntington Bancshares, Inc.	285,514	4,299,841
JPMorgan Chase & Co.	742,958	110,403,559
KeyCorp	216,193	5,417,797
M&T Bank Corp.	46,396	7,858,554
New York Community Bancorp, Inc.	129,661	1,511,847
PacWest Bancorp	35,229	1,635,682
People's United Financial, Inc.	80,846	1,566,795
Popular, Inc.	20,644	1,840,825
Regions Financial Corp.	215,288	4,938,707
SVB Financial Group *	3,174	1,853,299
The PNC Financial Services Group, Inc.	103,558	21,331,912
Truist Financial Corp.	181,972	11,431,481
U.S. Bancorp	399,421	23,242,308
Wells Fargo & Co.	2,002,669	107,743,592
Zions Bancorp NA	47,928	3,250,477
		497,530,794

Capital Goods 6.8%
3M Co.	141,291	23,457,132
A.O. Smith Corp.	25,406	1,941,527
Acuity Brands, Inc.	12,469	2,388,188
AECOM	51,670	3,571,947
AerCap Holdings N.V. *	74,386	4,686,318
AGCO Corp.	18,944	2,220,237
Allegion plc	10,890	1,336,530
SECURITY	NUMBER OF SHARES	VALUE ($)
Allison Transmission Holdings, Inc.	67,775	2,574,772
AMETEK, Inc.	25,334	3,464,931
Carlisle Cos., Inc.	13,746	3,071,406
Carrier Global Corp.	223,670	10,664,586
Caterpillar, Inc.	109,218	22,013,980
Cummins, Inc.	48,413	10,693,463
Curtiss-Wright Corp.	11,571	1,536,513
Deere & Co.	40,932	15,406,805
Donaldson Co., Inc.	25,084	1,396,175
Dover Corp.	24,784	4,211,049
Eaton Corp. plc	96,191	15,239,540
EMCOR Group, Inc.	21,160	2,522,484
Emerson Electric Co.	146,108	13,434,631
Fastenal Co.	77,138	4,372,182
Flowserve Corp.	44,652	1,456,548
Fluor Corp. *	162,145	3,411,531
Fortive Corp.	35,184	2,481,879
Fortune Brands Home & Security, Inc.	29,764	2,802,876
GATX Corp.	15,011	1,567,899
General Dynamics Corp.	81,277	17,238,852
General Electric Co.	405,905	38,349,904
Graco, Inc.	18,009	1,306,733
Hexcel Corp. *	29,859	1,557,744
Honeywell International, Inc.	123,484	25,250,008
Howmet Aerospace, Inc.	111,807	3,476,080
Hubbell, Inc.	11,504	2,154,584
Huntington Ingalls Industries, Inc.	16,301	3,051,547
IDEX Corp.	8,769	1,889,193
Illinois Tool Works, Inc.	55,982	13,095,310
ITT, Inc.	16,093	1,479,269
Johnson Controls International plc	153,323	11,141,982
L3Harris Technologies, Inc.	26,636	5,574,648
Lennox International, Inc.	4,606	1,306,354
Lincoln Electric Holdings, Inc.	13,299	1,700,144
Lockheed Martin Corp.	52,895	20,583,031
Masco Corp.	52,482	3,323,685
MasTec, Inc. *	15,233	1,312,018
MSC Industrial Direct Co., Inc., Class A	17,970	1,467,071
Nordson Corp.	6,865	1,596,387
Northrop Grumman Corp.	36,742	13,590,866
nVent Electric plc	43,257	1,496,260
Oshkosh Corp.	23,667	2,693,541
Otis Worldwide Corp.	49,633	4,240,147
Owens Corning	36,904	3,273,385
PACCAR, Inc.	114,526	10,649,773
Parker-Hannifin Corp.	24,139	7,483,331
Pentair plc	30,266	1,927,944
Quanta Services, Inc.	35,560	3,652,723
Raytheon Technologies Corp.	225,144	20,305,737
Regal Rexnord Corp.	14,850	2,353,428
Rockwell Automation, Inc.	17,211	4,977,765
Roper Technologies, Inc.	8,036	3,513,018
Sensata Technologies Holding plc *	31,266	1,793,418
Snap-on, Inc.	14,572	3,034,619
Spirit AeroSystems Holdings, Inc., Class A	76,340	3,345,982

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stanley Black & Decker, Inc.	29,233	5,105,544
Textron, Inc.	75,410	5,132,405
The Boeing Co. *	157,399	31,517,576
The Toro Co.	13,820	1,334,736
Trane Technologies plc	30,991	5,364,542
TransDigm Group, Inc. *	6,814	4,198,719
UFP Industries, Inc.	21,692	1,732,323
United Rentals, Inc. *	18,953	6,067,234
Univar Solutions, Inc. *	68,776	1,822,564
W.W. Grainger, Inc.	11,426	5,657,127
Watsco, Inc.	6,649	1,878,741
WESCO International, Inc. *	23,354	2,846,619
Westinghouse Air Brake Technologies Corp.	25,624	2,277,974
Xylem, Inc.	19,156	2,011,763
		484,059,477

Commercial & Professional Services 0.8%
ABM Industries, Inc.	33,570	1,399,533
Booz Allen Hamilton Holding Corp.	22,919	1,758,575
CACI International, Inc., Class A *	5,983	1,480,553
Cintas Corp.	9,786	3,831,513
Copart, Inc. *	11,505	1,487,021
CoreCivic, Inc. *	161,046	1,628,175
Equifax, Inc.	9,170	2,198,599
IHS Markit Ltd.	28,332	3,308,894
Jacobs Engineering Group, Inc.	30,676	3,993,402
KBR, Inc.	37,105	1,610,357
Kelly Services, Inc., Class A	64,534	1,102,241
Leidos Holdings, Inc.	40,217	3,597,411
ManpowerGroup, Inc.	49,939	5,237,103
Nielsen Holdings plc	159,340	3,005,152
Republic Services, Inc.	38,943	4,971,463
Robert Half International, Inc.	32,892	3,725,348
Science Applications International Corp.	18,827	1,544,379
Verisk Analytics, Inc.	9,723	1,906,972
Waste Management, Inc.	73,846	11,109,392
		58,896,083

Consumer Durables & Apparel 1.3%
Brunswick Corp.	20,186	1,832,687
Capri Holdings Ltd. *	55,869	3,356,051
Carter's, Inc.	18,217	1,696,367
D.R. Horton, Inc.	74,628	6,658,310
Garmin Ltd.	18,010	2,240,804
Hanesbrands, Inc.	141,751	2,282,191
Hasbro, Inc.	24,988	2,310,890
Leggett & Platt, Inc.	45,545	1,814,968
Lennar Corp., Class A	65,558	6,300,779
Lululemon Athletica, Inc. *	5,866	1,957,836
Mattel, Inc. *	67,631	1,414,841
Mohawk Industries, Inc. *	20,642	3,258,753
Newell Brands, Inc.	108,349	2,514,780
NIKE, Inc., Class B	114,969	17,023,460
NVR, Inc. *	758	4,038,033
Polaris, Inc.	17,211	1,937,786
PulteGroup, Inc.	99,570	5,246,343
PVH Corp.	37,773	3,588,813
Ralph Lauren Corp.	19,868	2,202,169
Skechers U.S.A., Inc., Class A *	34,457	1,447,194
Tapestry, Inc.	79,748	3,026,437
Taylor Morrison Home Corp. *	46,001	1,411,771
Toll Brothers, Inc.	38,713	2,282,906
Tri Pointe Homes, Inc. *	60,952	1,451,267
Under Armour, Inc., Class A *	31,771	598,248
Under Armour, Inc., Class C *	32,926	526,487
SECURITY	NUMBER OF SHARES	VALUE ($)
VF Corp.	76,458	4,985,826
Whirlpool Corp.	26,443	5,558,054
		92,964,051

Consumer Services 2.1%
Aramark	94,138	3,227,992
Booking Holdings, Inc. *	7,500	18,420,975
Carnival Corp. *	320,716	6,353,384
Chipotle Mexican Grill, Inc. *	1,649	2,449,721
Cracker Barrel Old Country Store, Inc.	10,302	1,227,380
Darden Restaurants, Inc.	22,046	3,083,574
Domino’s Pizza, Inc.	6,092	2,769,728
Expedia Group, Inc. *	25,054	4,592,148
H&R Block, Inc.	66,710	1,524,991
Hilton Worldwide Holdings, Inc. *	33,455	4,854,655
Las Vegas Sands Corp. *	123,629	5,414,950
Marriott International, Inc., Class A *	39,828	6,417,087
Marriott Vacations Worldwide Corp.	8,827	1,433,328
McDonald’s Corp.	126,723	32,878,282
MGM Resorts International	125,289	5,352,346
Norwegian Cruise Line Holdings Ltd. *	137,159	2,857,022
Royal Caribbean Cruises Ltd. *	69,795	5,430,749
Service Corp. International	26,713	1,648,726
Six Flags Entertainment Corp. *	36,314	1,434,040
Starbucks Corp.	198,146	19,481,715
The Wendy's Co.	62,507	1,439,536
Travel & Leisure Co.	31,457	1,786,758
Vail Resorts, Inc.	4,747	1,315,394
Wynn Resorts Ltd. *	23,488	2,007,050
Yum China Holdings, Inc.	62,328	3,002,340
Yum! Brands, Inc.	56,638	7,089,378
		147,493,249

Diversified Financials 5.9%
Affiliated Managers Group, Inc.	12,930	1,890,495
AGNC Investment Corp.	106,031	1,578,802
Ally Financial, Inc.	169,862	8,105,815
American Express Co.	155,187	27,905,726
Ameriprise Financial, Inc.	32,979	10,035,839
Annaly Capital Management, Inc.	255,445	2,018,016
Berkshire Hathaway, Inc., Class A *	81	38,054,205
Berkshire Hathaway, Inc., Class B *	277,794	86,955,078
BlackRock, Inc.	17,036	14,019,606
Capital One Financial Corp.	171,971	25,233,305
Cboe Global Markets, Inc.	12,314	1,459,578
CME Group, Inc.	28,934	6,640,353
Discover Financial Services	124,946	14,462,499
Equitable Holdings, Inc.	78,454	2,639,193
Evercore, Inc., Class A	10,936	1,365,032
Franklin Resources, Inc.	172,492	5,514,569
Intercontinental Exchange, Inc.	49,291	6,243,198
Invesco Ltd.	149,785	3,394,128
Jackson Financial, Inc., Class A	12,727	488,335
Janus Henderson Group plc	37,978	1,401,388
Jefferies Financial Group, Inc.	56,446	2,068,181
KKR & Co., Inc.	60,917	4,334,854
Lazard Ltd., Class A	36,584	1,596,526
LPL Financial Holdings, Inc.	14,452	2,490,369
Moody's Corp.	11,469	3,933,867
Morgan Stanley	249,216	25,554,609
MSCI, Inc.	3,354	1,798,146
Nasdaq, Inc.	10,443	1,871,490
Navient Corp.	212,406	3,702,237
New Residential Investment Corp.	238,597	2,541,058
Northern Trust Corp.	39,060	4,555,958
OneMain Holdings, Inc.	26,708	1,379,735
PROG Holdings, Inc. *	28,404	1,130,763

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Raymond James Financial, Inc.	28,823	3,051,491
S&P Global, Inc.	19,315	8,019,974
SEI Investments Co.	26,565	1,556,975
Starwood Property Trust, Inc.	64,284	1,591,029
State Street Corp.	87,296	8,249,472
Synchrony Financial	353,975	15,075,795
T. Rowe Price Group, Inc.	42,656	6,587,366
The Bank of New York Mellon Corp.	288,107	17,073,221
The Charles Schwab Corp. (a)	73,701	6,463,578
The Goldman Sachs Group, Inc.	81,251	28,818,105
Voya Financial, Inc.	28,692	1,949,908
		414,799,867

Energy 9.2%
Antero Resources Corp. *	142,405	2,781,170
APA Corp.	109,497	3,636,395
Baker Hughes Co.	391,067	10,730,878
Cheniere Energy, Inc.	21,752	2,434,049
Chevron Corp.	890,601	116,962,629
ConocoPhillips	467,606	41,439,244
Coterra Energy, Inc.	148,080	3,242,952
Delek US Holdings, Inc. *	93,967	1,458,368
Devon Energy Corp.	86,483	4,373,445
Diamondback Energy, Inc.	31,250	3,942,500
DTE Midstream LLC *	23,854	1,233,252
EOG Resources, Inc.	131,329	14,640,557
Exxon Mobil Corp.	2,441,547	185,459,910
Halliburton Co.	302,891	9,310,869
Helmerich & Payne, Inc.	91,861	2,636,411
Hess Corp.	32,788	3,026,005
HollyFrontier Corp.	192,397	6,764,678
Kinder Morgan, Inc.	811,168	14,081,876
Marathon Oil Corp.	389,996	7,593,222
Marathon Petroleum Corp.	506,667	36,353,357
Murphy Oil Corp.	90,475	2,859,010
Nabors Industries Ltd. *	16,281	1,685,246
NOV, Inc.	406,817	6,679,935
Occidental Petroleum Corp.	439,490	16,555,588
ONEOK, Inc.	120,429	7,307,632
Ovintiv, Inc.	68,800	2,669,440
Patterson-UTI Energy, Inc.	185,162	1,844,214
PBF Energy, Inc., Class A *	316,503	5,013,408
Peabody Energy Corp. *	220,387	2,380,180
Phillips 66	433,309	36,740,270
Pioneer Natural Resources Co.	29,511	6,459,663
Schlumberger N.V.	609,595	23,816,877
Targa Resources Corp.	95,983	5,670,676
The Williams Cos., Inc.	325,612	9,748,823
Transocean Ltd. *	509,828	1,605,958
Valero Energy Corp.	482,892	40,065,549
World Fuel Services Corp.	192,513	5,430,792
		648,635,028

Food & Staples Retailing 2.9%
Casey's General Stores, Inc.	12,930	2,428,383
Costco Wholesale Corp.	82,352	41,598,466
Performance Food Group Co. *	105,053	4,432,186
Rite Aid Corp. *	107,543	1,141,031
SpartanNash, Co.	76,238	1,873,168
Sprouts Farmers Market, Inc. *	59,448	1,613,419
Sysco Corp.	138,507	10,824,322
The Kroger Co.	581,320	25,339,739
U.S. Foods Holding Corp. *	149,196	5,260,651
United Natural Foods, Inc. *	65,140	2,526,129
SECURITY	NUMBER OF SHARES	VALUE ($)
Walgreens Boots Alliance, Inc.	729,594	36,304,597
Walmart, Inc.	536,848	75,056,719
		208,398,810

Food, Beverage & Tobacco 4.2%
Altria Group, Inc.	607,176	30,893,115
Archer-Daniels-Midland Co.	350,075	26,255,625
Bunge Ltd.	100,852	9,970,229
Campbell Soup Co.	51,480	2,271,298
Coca-Cola Europacific Partners plc	71,961	4,112,571
Conagra Brands, Inc.	118,943	4,134,459
Constellation Brands, Inc., Class A	23,256	5,529,114
Darling Ingredients, Inc. *	21,370	1,362,765
Flowers Foods, Inc.	63,319	1,781,164
General Mills, Inc.	153,746	10,559,275
Hormel Foods Corp.	69,123	3,281,269
Ingredion, Inc.	34,502	3,267,339
Kellogg Co.	68,267	4,300,821
Keurig Dr Pepper, Inc.	72,030	2,733,539
McCormick & Co., Inc. - Non Voting Shares	27,520	2,760,531
Molson Coors Beverage Co., Class B	94,661	4,511,543
Mondelez International, Inc., Class A	336,041	22,524,828
Monster Beverage Corp. *	35,929	3,115,763
PepsiCo, Inc.	255,222	44,286,121
Philip Morris International, Inc.	337,188	34,679,786
Post Holdings, Inc. *	14,999	1,587,194
Sanderson Farms, Inc.	9,968	1,834,112
The Coca-Cola Co.	602,742	36,773,289
The Hershey Co.	17,688	3,485,774
The JM Smucker Co.	39,532	5,557,409
The Kraft Heinz Co.	231,051	8,271,626
Tyson Foods, Inc., Class A	167,535	15,227,256
		295,067,815

Health Care Equipment & Services 6.1%
Abbott Laboratories	151,010	19,247,735
Align Technology, Inc. *	2,234	1,105,741
AmerisourceBergen Corp.	62,789	8,551,862
Anthem, Inc.	87,674	38,663,357
Baxter International, Inc.	93,025	7,948,056
Becton, Dickinson & Co.	30,494	7,749,745
Boston Scientific Corp. *	105,173	4,511,922
Cardinal Health, Inc.	285,415	14,718,852
Centene Corp. *	154,866	12,042,380
Cerner Corp.	65,440	5,968,128
Cigna Corp.	76,171	17,554,369
CVS Health Corp.	610,919	65,068,983
DaVita, Inc. *	40,510	4,390,069
Dentsply Sirona, Inc.	42,229	2,255,873
Edwards Lifesciences Corp. *	23,196	2,533,003
Encompass Health Corp.	23,119	1,434,303
Envista Holdings Corp. *	39,087	1,690,122
HCA Healthcare, Inc.	60,802	14,595,520
Henry Schein, Inc. *	45,855	3,452,881
Hologic, Inc. *	27,462	1,928,931
Humana, Inc.	46,930	18,420,025
Intuitive Surgical, Inc. *	11,399	3,239,368
Laboratory Corp. of America Holdings *	17,277	4,688,287
McKesson Corp.	89,125	22,880,170
Medtronic plc	248,274	25,693,876
Molina Healthcare, Inc. *	12,005	3,487,212
Patterson Cos., Inc.	48,041	1,378,296
Quest Diagnostics, Inc.	37,164	5,017,883
ResMed, Inc.	8,125	1,857,375
STERIS plc	11,386	2,555,018
Stryker Corp.	31,933	7,920,981

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tenet Healthcare Corp. *	40,491	3,001,193
The Cooper Cos., Inc.	3,482	1,386,881
UnitedHealth Group, Inc.	175,479	82,926,111
Universal Health Services, Inc., Class B	35,487	4,615,439
Zimmer Biomet Holdings, Inc.	29,827	3,669,317
		428,149,264

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	35,139	3,607,018
Colgate-Palmolive Co.	134,449	11,085,320
Kimberly-Clark Corp.	58,403	8,039,173
Nu Skin Enterprises, Inc., Class A	27,266	1,313,949
The Clorox Co.	20,356	3,416,958
The Estee Lauder Cos., Inc., Class A	16,037	5,000,176
The Procter & Gamble Co.	402,407	64,566,203
		97,028,797

Insurance 3.6%
Aflac, Inc.	230,185	14,460,222
Alleghany Corp. *	3,738	2,482,032
American Financial Group, Inc.	15,789	2,056,991
American International Group, Inc.	590,578	34,105,879
Aon plc, Class A	32,777	9,060,874
Arch Capital Group Ltd. *	58,489	2,709,210
Arthur J. Gallagher & Co.	19,544	3,086,779
Assurant, Inc.	10,862	1,656,564
Assured Guaranty Ltd.	50,689	2,701,217
Axis Capital Holdings Ltd.	26,944	1,535,269
Brown & Brown, Inc.	24,494	1,623,462
Chubb Ltd.	85,738	16,914,393
Cincinnati Financial Corp.	29,530	3,479,520
CNO Financial Group, Inc.	69,928	1,744,004
Everest Re Group Ltd.	11,315	3,206,671
Fidelity National Financial, Inc.	82,087	4,133,080
First American Financial Corp.	35,379	2,636,089
Genworth Financial, Inc., Class A *	529,578	2,065,354
Globe Life, Inc.	28,392	2,904,502
Lincoln National Corp.	75,929	5,313,511
Loews Corp.	88,836	5,299,956
Markel Corp. *	2,170	2,675,046
Marsh & McLennan Cos., Inc.	65,448	10,055,431
MetLife, Inc.	275,843	18,498,032
Old Republic International Corp.	104,639	2,681,898
Primerica, Inc.	9,601	1,481,818
Principal Financial Group, Inc.	80,937	5,913,257
Prudential Financial, Inc.	180,069	20,090,298
Reinsurance Group of America, Inc.	26,516	3,044,832
The Allstate Corp.	123,345	14,884,041
The Hanover Insurance Group, Inc.	12,471	1,720,499
The Hartford Financial Services Group, Inc.	124,552	8,951,552
The Progressive Corp.	101,569	11,036,488
The Travelers Cos., Inc.	136,372	22,662,299
Unum Group	154,620	3,924,256
W.R. Berkley Corp.	30,063	2,540,324
Willis Towers Watson plc	15,529	3,633,165
		256,968,815

Materials 3.2%
Air Products & Chemicals, Inc.	27,028	7,625,139
Albemarle Corp.	12,545	2,769,183
Alcoa Corp.	103,373	5,862,283
AptarGroup, Inc.	10,434	1,223,908
Arconic Corp. *	81,250	2,513,062
Ashland Global Holdings, Inc.	14,882	1,429,267
Avery Dennison Corp.	12,669	2,602,466
SECURITY	NUMBER OF SHARES	VALUE ($)
Axalta Coating Systems Ltd. *	45,174	1,337,602
Ball Corp.	32,407	3,146,720
Berry Global Group, Inc. *	30,847	2,079,705
Celanese Corp.	29,352	4,570,400
CF Industries Holdings, Inc.	65,506	4,511,398
Commercial Metals Co.	54,222	1,813,184
Corteva, Inc.	113,263	5,445,685
Crown Holdings, Inc.	20,074	2,296,466
Dow, Inc.	199,937	11,942,237
DuPont de Nemours, Inc.	208,778	15,992,395
Eastman Chemical Co.	49,169	5,847,669
Ecolab, Inc.	35,208	6,670,156
FMC Corp.	13,349	1,473,329
Freeport-McMoRan, Inc.	93,912	3,495,405
Graphic Packaging Holding Co.	111,402	2,106,612
Huntsman Corp.	93,042	3,333,695
International Flavors & Fragrances, Inc.	16,651	2,196,600
International Paper Co.	167,601	8,086,748
Linde plc	70,080	22,333,094
LyondellBasell Industries N.V., Class A	130,889	12,660,893
Martin Marietta Materials, Inc.	8,502	3,308,298
Newmont Corp.	102,217	6,252,614
Nucor Corp.	115,902	11,752,463
O-I Glass, Inc. *	137,652	1,832,148
Olin Corp.	46,005	2,331,073
Packaging Corp. of America	26,470	3,987,176
PPG Industries, Inc.	54,420	8,500,404
Reliance Steel & Aluminum Co.	33,229	5,080,050
RPM International, Inc.	22,646	2,006,662
Sealed Air Corp.	48,643	3,303,833
Sonoco Products Co.	33,983	1,924,797
Steel Dynamics, Inc.	81,131	4,504,393
Sylvamo Corp. *	15,374	457,991
The Chemours Co.	63,305	2,070,707
The Mosaic Co.	127,724	5,102,574
The Sherwin-Williams Co.	19,413	5,562,019
United States Steel Corp.	132,122	2,737,568
Vulcan Materials Co.	15,710	2,989,770
WestRock Co.	150,647	6,953,865
		226,023,706

Media & Entertainment 4.3%
Activision Blizzard, Inc.	70,812	5,594,856
Alphabet, Inc., Class A *	19,034	51,507,336
Alphabet, Inc., Class C *	18,348	49,795,922
Altice USA, Inc., Class A *	119,270	1,719,873
Charter Communications, Inc., Class A *	27,017	16,030,267
Cinemark Holdings, Inc. *	73,750	1,113,625
Comcast Corp., Class A	1,066,428	53,310,736
Discovery, Inc., Class A *(b)	46,880	1,308,421
Discovery, Inc., Class C *(b)	85,790	2,346,356
DISH Network Corp., Class A *	72,033	2,261,836
Electronic Arts, Inc.	40,572	5,382,281
Fox Corp., Class A	97,160	3,945,668
Fox Corp., Class B	47,216	1,755,491
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,580	1,876,825
Liberty Media Corp. - Liberty SiriusXM, Class C *	86,592	4,029,126
Loyalty Ventures, Inc. *	18,910	554,252
Match Group, Inc. *	9,861	1,111,335
Meta Platforms, Inc., Class A *	142,291	44,574,079
Netflix, Inc. *	5,255	2,244,621
News Corp., Class A	103,492	2,301,662
News Corp., Class B	32,234	716,884
Omnicom Group, Inc.	69,695	5,252,215
The Interpublic Group of Cos., Inc.	91,553	3,253,794
The Walt Disney Co. *	244,386	34,939,866

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Twitter, Inc. *	25,502	956,580
ViacomCBS, Inc., Class B	174,197	5,826,890
		303,710,797

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
AbbVie, Inc.	300,859	41,184,589
Agilent Technologies, Inc.	25,945	3,614,657
Amgen, Inc.	148,643	33,762,771
Biogen, Inc. *	39,586	8,946,436
Bristol-Myers Squibb Co.	336,235	21,818,289
Danaher Corp.	32,714	9,349,334
Eli Lilly & Co.	51,524	12,643,474
Gilead Sciences, Inc.	593,755	40,779,093
ICON plc *	9,520	2,529,654
Illumina, Inc. *	5,703	1,989,321
IQVIA Holdings, Inc. *	25,549	6,256,950
Jazz Pharmaceuticals plc *	12,634	1,754,989
Johnson & Johnson	468,943	80,794,190
Merck & Co., Inc.	566,984	46,197,856
Mettler-Toledo International, Inc. *	1,684	2,479,993
Organon & Co.	62,951	2,008,767
Perrigo Co., plc	57,216	2,178,213
Pfizer, Inc.	1,578,973	83,196,087
Regeneron Pharmaceuticals, Inc. *	8,199	4,989,830
Thermo Fisher Scientific, Inc.	27,288	15,862,514
United Therapeutics Corp. *	10,045	2,027,784
Vertex Pharmaceuticals, Inc. *	7,062	1,716,419
Viatris, Inc.	393,516	5,890,935
Waters Corp. *	8,581	2,746,950
Zoetis, Inc.	23,959	4,786,769
		439,505,864

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	8,863	1,726,867
American Tower Corp.	29,371	7,386,806
Apartment Income REIT Corp.	28,677	1,514,719
Apple Hospitality REIT, Inc.	99,622	1,606,903
AvalonBay Communities, Inc.	17,073	4,169,739
Boston Properties, Inc.	30,518	3,420,457
Brixmor Property Group, Inc.	81,864	2,076,071
Camden Property Trust	11,231	1,797,971
CBRE Group, Inc., Class A *	59,415	6,021,116
Crown Castle International Corp.	36,918	6,737,904
Digital Realty Trust, Inc.	23,089	3,445,571
DigitalBridge Group, Inc. *	273,723	1,998,178
Diversified Healthcare Trust	442,201	1,348,713
Duke Realty Corp.	30,393	1,756,108
Equinix, Inc.	6,600	4,784,340
Equity Residential	53,813	4,774,827
Essex Property Trust, Inc.	7,251	2,410,958
Extra Space Storage, Inc.	10,272	2,035,808
Healthpeak Properties, Inc.	93,175	3,295,600
Host Hotels & Resorts, Inc. *	341,738	5,925,737
Invitation Homes, Inc.	43,949	1,844,979
Iron Mountain, Inc.	77,020	3,536,758
Jones Lang LaSalle, Inc. *	16,106	4,039,224
Kimco Realty Corp.	118,784	2,881,700
Lamar Advertising Co., Class A	15,056	1,667,603
Mid-America Apartment Communities, Inc.	12,549	2,593,627
Omega Healthcare Investors, Inc.	40,769	1,283,408
Orion Office REIT, Inc. *	6,084	101,238
Park Hotels & Resorts, Inc. *	130,926	2,382,853
Prologis, Inc.	35,985	5,643,168
Public Storage	12,750	4,571,257
Realogy Holdings Corp. *	122,839	2,026,844
Realty Income Corp.	61,186	4,246,920
SECURITY	NUMBER OF SHARES	VALUE ($)
Regency Centers Corp.	22,921	1,644,582
RLJ Lodging Trust	104,524	1,447,657
Service Properties Trust	190,771	1,631,092
Simon Property Group, Inc.	59,597	8,772,678
SL Green Realty Corp.	27,148	1,968,775
The Macerich Co.	99,464	1,645,135
UDR, Inc.	31,582	1,795,121
Ventas, Inc.	114,489	6,070,207
Vornado Realty Trust	58,180	2,385,962
Welltower, Inc.	86,530	7,496,094
Weyerhaeuser Co.	192,503	7,782,896
WP Carey, Inc.	20,790	1,613,304
		149,307,475

Retailing 4.5%
Advance Auto Parts, Inc.	16,550	3,831,490
Amazon.com, Inc. *	13,539	40,501,512
American Eagle Outfitters, Inc.	62,672	1,430,802
Asbury Automotive Group, Inc. *	8,140	1,310,296
AutoNation, Inc. *	28,153	3,068,677
AutoZone, Inc. *	2,265	4,499,083
Bath & Body Works, Inc.	53,876	3,020,827
Bed Bath & Beyond, Inc. *	160,180	2,601,323
Best Buy Co., Inc.	91,057	9,040,139
Big Lots, Inc.	30,260	1,268,197
Burlington Stores, Inc. *	5,906	1,399,309
CarMax, Inc. *	38,912	4,325,847
Dick's Sporting Goods, Inc.	22,937	2,646,930
Dollar General Corp.	51,100	10,653,328
Dollar Tree, Inc. *	53,846	7,065,672
eBay, Inc.	171,995	10,331,740
Foot Locker, Inc.	61,739	2,758,498
GameStop Corp., Class A *(b)	15,404	1,677,958
Genuine Parts Co.	41,672	5,551,960
Group 1 Automotive, Inc.	11,423	1,939,740
Kohl's Corp.	161,830	9,662,869
Lithia Motors, Inc.	5,954	1,739,342
LKQ Corp.	74,201	4,072,893
Lowe’s Cos., Inc.	116,342	27,613,774
Macy's, Inc.	427,735	10,950,016
Murphy USA, Inc.	18,297	3,598,288
Nordstrom, Inc. *	95,181	2,141,572
O'Reilly Automotive, Inc. *	11,496	7,492,518
Penske Automotive Group, Inc.	18,128	1,842,349
Qurate Retail, Inc., Class A	411,420	2,892,283
Ross Stores, Inc.	55,993	5,473,316
Signet Jewelers Ltd.	23,259	2,003,298
Target Corp.	125,952	27,763,599
The Gap, Inc.	120,134	2,170,821
The Home Depot, Inc.	152,065	55,804,814
The ODP Corp. *	61,367	2,714,262
The TJX Cos., Inc.	247,889	17,840,571
Tractor Supply Co.	18,995	4,146,798
Ulta Beauty, Inc. *	7,278	2,647,300
Urban Outfitters, Inc. *	41,420	1,189,582
Victoria's Secret & Co. *	18,641	1,040,727
Williams-Sonoma, Inc.	13,190	2,117,523
		315,841,843

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	13,850	1,582,363
Analog Devices, Inc.	51,804	8,494,302
Applied Materials, Inc.	108,427	14,982,443
Broadcom, Inc.	40,546	23,755,090
Intel Corp.	1,471,026	71,815,489
KLA Corp.	14,028	5,460,680
Lam Research Corp.	13,124	7,742,110

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Marvell Technology, Inc.	37,634	2,687,068
Microchip Technology, Inc.	38,203	2,959,968
Micron Technology, Inc.	268,055	22,052,885
NVIDIA Corp.	45,736	11,198,917
NXP Semiconductors N.V.	36,651	7,529,581
ON Semiconductor Corp. *	55,967	3,302,053
Qorvo, Inc. *	19,841	2,723,772
QUALCOMM, Inc.	184,890	32,496,266
Skyworks Solutions, Inc.	29,563	4,331,571
Teradyne, Inc.	14,702	1,726,456
Texas Instruments, Inc.	121,831	21,867,446
Xilinx, Inc.	25,001	4,838,944
		251,547,404

Software & Services 5.9%
Accenture plc, Class A	67,684	23,931,709
Adobe, Inc. *	15,072	8,052,970
Akamai Technologies, Inc. *	23,457	2,686,999
Alliance Data Systems Corp.	48,296	3,334,356
Amdocs Ltd.	42,696	3,240,199
ANSYS, Inc. *	4,095	1,392,341
Autodesk, Inc. *	4,769	1,191,248
Automatic Data Processing, Inc.	47,350	9,762,149
Broadridge Financial Solutions, Inc.	15,084	2,401,674
Cadence Design Systems, Inc. *	12,619	1,919,855
CDK Global, Inc.	42,337	1,819,221
Check Point Software Technologies Ltd. *	19,677	2,381,114
Citrix Systems, Inc.	30,134	3,071,860
Cognizant Technology Solutions Corp., Class A	162,267	13,860,847
DXC Technology Co. *	147,096	4,424,648
Fidelity National Information Services, Inc.	54,156	6,494,388
Fiserv, Inc. *	33,271	3,516,745
FleetCor Technologies, Inc. *	10,097	2,405,711
Genpact Ltd.	35,966	1,789,308
Global Payments, Inc.	17,941	2,688,997
International Business Machines Corp.	376,455	50,283,094
Intuit, Inc.	13,258	7,361,239
Jack Henry & Associates, Inc.	9,843	1,651,754
Kyndryl Holdings, Inc. *	80,734	1,362,790
Mastercard, Inc., Class A	48,966	18,919,483
Maximus, Inc.	18,182	1,405,832
Microsoft Corp.	466,760	145,153,025
NCR Corp. *	47,528	1,808,916
NortonLifeLock, Inc.	141,791	3,687,984
Oracle Corp.	401,811	32,610,981
Paychex, Inc.	37,727	4,442,732
PayPal Holdings, Inc. *	37,833	6,505,006
Sabre Corp. *	175,626	1,606,978
salesforce.com, Inc. *	19,337	4,498,366
SS&C Technologies Holdings, Inc.	18,998	1,517,370
Synopsys, Inc. *	6,542	2,031,291
Teradata Corp. *	30,723	1,239,366
The Western Union Co.	154,689	2,925,169
VeriSign, Inc. *	6,414	1,392,993
Visa, Inc., Class A	101,871	23,040,164
		413,810,872

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	61,826	4,920,731
Apple Inc.	1,873,880	327,516,746
Arrow Electronics, Inc. *	49,209	6,101,916
Avnet, Inc.	168,116	6,785,162
CDW Corp.	21,678	4,098,226
Cisco Systems, Inc.	1,225,302	68,212,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	322,648	13,564,122
Dell Technologies, Inc., Class C *	30,506	1,733,046
F5, Inc. *	12,573	2,610,406
Flex Ltd. *	231,193	3,740,703
Hewlett Packard Enterprise Co.	1,092,433	17,839,431
HP, Inc.	385,968	14,176,605
Insight Enterprises, Inc. *	14,466	1,361,974
Jabil, Inc.	72,107	4,433,859
Juniper Networks, Inc.	160,858	5,601,076
Keysight Technologies, Inc. *	8,911	1,504,355
Motorola Solutions, Inc.	22,601	5,242,076
NetApp, Inc.	66,741	5,773,764
Sanmina Corp. *	52,899	2,000,640
Seagate Technology Holdings plc	71,637	7,675,905
TD SYNNEX Corp.	14,303	1,495,665
TE Connectivity Ltd.	59,331	8,484,926
Teledyne Technologies, Inc. *	6,204	2,614,552
Trimble, Inc. *	19,274	1,390,812
Western Digital Corp. *	136,233	7,048,695
Xerox Holdings Corp.	159,467	3,366,348
Zebra Technologies Corp., Class A *	2,754	1,402,116
		530,696,419

Telecommunication Services 3.4%
AT&T, Inc.	4,544,052	115,873,326
Liberty Global plc, Class A *	96,716	2,622,938
Liberty Global plc, Class C *	202,844	5,484,902
Lumen Technologies, Inc.	1,029,146	12,720,245
Telephone & Data Systems, Inc.	116,233	2,301,413
T-Mobile US, Inc. *	72,274	7,817,879
Verizon Communications, Inc.	1,776,645	94,570,813
		241,391,516

Transportation 2.1%
American Airlines Group, Inc. *	160,322	2,640,503
Avis Budget Group, Inc. *	37,541	6,613,973
C.H. Robinson Worldwide, Inc.	52,803	5,525,834
CSX Corp.	490,584	16,787,785
Delta Air Lines, Inc. *	106,132	4,212,379
Expeditors International of Washington, Inc.	37,678	4,313,377
FedEx Corp.	74,536	18,325,421
GXO Logistics, Inc. *	21,989	1,785,727
JB Hunt Transport Services, Inc.	17,826	3,432,218
Kirby Corp. *	22,250	1,450,255
Knight-Swift Transportation Holdings, Inc.	34,343	1,943,127
Landstar System, Inc.	10,263	1,642,080
Norfolk Southern Corp.	50,869	13,835,859
Old Dominion Freight Line, Inc.	8,827	2,665,136
Ryder System, Inc.	44,126	3,229,582
Southwest Airlines Co. *	71,067	3,180,959
Union Pacific Corp.	144,519	35,342,122
United Airlines Holdings, Inc. *	66,549	2,853,621
United Parcel Service, Inc., Class B	92,049	18,613,228
XPO Logistics, Inc. *	23,516	1,556,054
		149,949,240

Utilities 3.7%
Alliant Energy Corp.	48,786	2,920,330
Ameren Corp.	60,188	5,341,083
American Electric Power Co., Inc.	137,592	12,438,317
American Water Works Co., Inc.	20,254	3,256,843
Atmos Energy Corp.	25,852	2,771,851
CenterPoint Energy, Inc.	186,576	5,291,295
CMS Energy Corp.	70,786	4,557,203

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consolidated Edison, Inc.	124,490	10,762,161
Dominion Energy, Inc.	188,799	15,228,527
DTE Energy Co.	49,226	5,928,287
Duke Energy Corp.	222,920	23,419,975
Edison International	117,073	7,351,014
Entergy Corp.	57,183	6,391,344
Evergy, Inc.	103,498	6,723,230
Eversource Energy	73,672	6,592,907
Exelon Corp.	420,288	24,355,690
FirstEnergy Corp.	211,239	8,863,589
MDU Resources Group, Inc.	65,774	1,931,782
NextEra Energy, Inc.	229,723	17,945,961
NiSource, Inc.	117,601	3,431,597
NRG Energy, Inc.	69,873	2,790,029
OGE Energy Corp.	62,922	2,386,002
PG&E Corp. *	181,035	2,315,438
Pinnacle West Capital Corp.	41,082	2,859,718
Portland General Electric Co.	31,596	1,660,054
PPL Corp.	305,328	9,062,135
Public Service Enterprise Group, Inc.	136,348	9,071,233
Sempra Energy	63,620	8,789,739
Southwest Gas Holdings, Inc.	20,991	1,431,166
The AES Corp.	230,534	5,113,244
The Southern Co.	284,636	19,779,356
UGI Corp.	72,106	3,270,007
Vistra Corp.	274,793	5,993,235
WEC Energy Group, Inc.	64,077	6,218,032
Xcel Energy, Inc.	122,812	8,555,084
		264,797,458
Total Common Stocks (Cost $3,695,032,048)		7,046,196,041

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	34,393,552	34,393,552
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	4,864,700	4,864,700
		39,258,252
Total Short-Term Investments (Cost $39,258,252)		39,258,252
Total Investments in Securities (Cost $3,734,290,300)		7,085,454,293

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/18/22	125	28,151,563	(83,554)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,754,493.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/22	BALANCE OF SHARES HELD AT 1/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$7,138,251	$275,271	($1,375,654)	$1,008,722	($583,012)	$6,463,578	73,701	$15,664

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,046,196,041	$—	$—	$7,046,196,041
Short-Term Investments[1]	39,258,252	—	—	39,258,252
Liabilities
Futures Contracts[2]	(83,554)	—	—	(83,554)
Total	$7,085,370,739	$—	$—	$7,085,370,739

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	425,973	3,467,420
Cooper-Standard Holdings, Inc. *	121,837	2,508,624
Dorman Products, Inc. *	17,314	1,621,110
Fox Factory Holding Corp. *	6,047	804,674
Gentherm, Inc. *	22,824	1,994,589
LCI Industries	19,976	2,460,444
Modine Manufacturing Co. *	106,992	978,977
Patrick Industries, Inc.	18,638	1,200,287
Standard Motor Products, Inc.	33,406	1,599,145
Stoneridge, Inc. *	37,220	702,342
Tenneco, Inc., Class A *	288,798	3,032,379
Veoneer, Inc. *	33,788	1,189,676
Winnebago Industries, Inc.	26,883	1,734,491
		23,294,158

Banks 9.7%
Ameris Bancorp	16,422	809,769
Associated Banc-Corp.	131,808	3,150,211
Atlantic Union Bankshares Corp.	32,199	1,311,143
Axos Financial, Inc. *	20,094	1,034,841
Bank of Hawaii Corp.	27,704	2,384,483
Bank OZK	64,225	3,008,941
BankUnited, Inc.	76,709	3,202,601
Banner Corp.	25,108	1,559,458
Berkshire Hills Bancorp, Inc.	32,019	947,442
BOK Financial Corp.	18,504	1,897,585
Brookline Bancorp, Inc.	49,126	840,055
Cadence Bank	105,335	3,283,292
Capitol Federal Financial, Inc.	105,057	1,169,284
Cathay General Bancorp	49,261	2,224,627
Central Pacific Financial Corp.	31,786	924,973
City Holding Co.	8,316	667,026
Columbia Banking System, Inc.	43,764	1,521,674
Commerce Bancshares, Inc.	41,564	2,864,175
Community Bank System, Inc.	19,604	1,400,118
Cullen/Frost Bankers, Inc.	27,394	3,862,828
CVB Financial Corp.	61,413	1,352,928
Eagle Bancorp, Inc.	15,113	906,327
Essent Group Ltd.	43,524	1,986,435
F.N.B. Corp.	260,792	3,369,433
Federal Agricultural Mortgage Corp., Class C	9,366	1,140,779
First BanCorp	103,370	1,504,034
First Busey Corp.	29,994	836,233
First Citizens BancShares, Inc., Class A	12,780	9,956,642
First Commonwealth Financial Corp.	60,518	1,002,178
First Financial Bancorp	55,830	1,407,474
First Financial Bankshares, Inc.	22,311	1,048,394
First Hawaiian, Inc.	102,803	2,914,465
SECURITY	NUMBER OF SHARES	VALUE ($)
First Horizon Corp.	209,489	3,584,357
First Interstate BancSystem, Inc., Class A	20,696	760,578
First Merchants Corp.	23,010	976,314
First Midwest Bancorp, Inc.	71,791	1,491,099
Flagstar Bancorp, Inc.	33,990	1,538,048
Fulton Financial Corp.	135,392	2,430,286
Glacier Bancorp, Inc.	31,339	1,627,434
Great Western Bancorp, Inc.	53,044	1,637,999
Hancock Whitney Corp.	54,922	2,895,488
Hanmi Financial Corp.	31,707	852,284
Heartland Financial USA, Inc.	16,006	832,792
Hilltop Holdings, Inc.	40,305	1,331,274
Home BancShares, Inc.	86,086	2,028,186
Hope Bancorp, Inc.	109,561	1,835,147
Independent Bank Corp.	12,869	1,085,500
Independent Bank Group, Inc.	10,358	786,379
International Bancshares Corp.	34,760	1,460,963
Investors Bancorp, Inc.	229,113	3,739,124
MGIC Investment Corp.	288,771	4,383,544
National Bank Holdings Corp., Class A	16,948	769,439
NBT Bancorp, Inc.	28,803	1,114,100
Northwest Bancshares, Inc.	77,887	1,098,986
OFG Bancorp	40,488	1,120,303
Old National Bancorp	111,750	2,048,378
Pacific Premier Bancorp, Inc.	17,991	688,156
Park National Corp.	8,045	1,089,776
PennyMac Financial Services, Inc.	15,499	971,787
Pinnacle Financial Partners, Inc.	20,024	1,936,521
Prosperity Bancshares, Inc.	38,628	2,829,501
Provident Financial Services, Inc.	46,681	1,128,280
Radian Group, Inc.	178,724	4,001,630
Renasant Corp.	27,482	1,010,788
S&T Bancorp, Inc.	27,770	855,594
Sandy Spring Bancorp, Inc.	19,353	915,590
ServisFirst Bancshares, Inc.	11,395	967,094
Signature Bank	14,324	4,363,520
Simmons First National Corp., Class A	53,186	1,521,120
Southside Bancshares, Inc.	16,302	683,054
SouthState Corp.	21,219	1,791,096
Sterling Bancorp	88,470	2,325,876
Synovus Financial Corp.	90,388	4,497,707
Texas Capital Bancshares, Inc. *	27,581	1,729,329
The Bank of N.T. Butterfield & Son Ltd.	32,752	1,200,361
Tompkins Financial Corp.	8,506	676,737
Towne Bank	32,337	1,014,735
Trustmark Corp.	50,755	1,653,598
UMB Financial Corp.	18,098	1,781,748
Umpqua Holdings Corp.	194,450	3,943,446
United Bankshares, Inc.	59,779	2,111,992
United Community Banks, Inc.	34,188	1,209,913
Valley National Bancorp	185,919	2,587,993
Walker & Dunlop, Inc.	17,108	2,265,270
Washington Federal, Inc.	78,466	2,747,879
Webster Financial Corp.	53,187	3,021,554
WesBanco, Inc.	34,205	1,213,935

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westamerica Bancorp	12,197	708,402
Western Alliance Bancorp	20,895	2,072,575
Wintrust Financial Corp.	31,613	3,100,287
WSFS Financial Corp.	16,987	889,779
		172,424,473

Capital Goods 11.4%
AAON, Inc.	12,411	797,407
AAR Corp. *	54,051	2,176,634
Advanced Drainage Systems, Inc.	7,771	878,822
Aerojet Rocketdyne Holdings, Inc.	33,398	1,288,829
Air Lease Corp.	89,502	3,563,075
Alamo Group, Inc.	7,315	1,030,318
Albany International Corp., Class A	18,148	1,519,169
Altra Industrial Motion Corp.	26,953	1,301,291
American Woodmark Corp. *	20,823	1,247,922
API Group Corp. *	72,211	1,610,305
Apogee Enterprises, Inc.	44,531	1,988,309
Applied Industrial Technologies, Inc.	34,815	3,411,174
Arcosa, Inc.	54,229	2,530,325
Argan, Inc.	20,766	771,457
Armstrong World Industries, Inc.	24,926	2,468,173
Astec Industries, Inc.	24,971	1,580,415
Astronics Corp. *	54,699	658,029
Atkore, Inc. *	14,656	1,579,624
AZZ, Inc.	29,129	1,385,958
Barnes Group, Inc.	54,228	2,449,479
Beacon Roofing Supply, Inc. *	55,976	3,071,403
Boise Cascade Co.	66,023	4,636,135
Builders FirstSource, Inc. *	78,586	5,343,062
BWX Technologies, Inc.	54,205	2,412,665
Chart Industries, Inc. *	6,852	835,053
CIRCOR International, Inc. *	21,925	608,857
Colfax Corp. *	71,434	2,937,366
Columbus McKinnon Corp.	18,061	781,680
Comfort Systems USA, Inc.	27,644	2,481,878
Crane Co.	36,297	3,757,102
CSW Industrials, Inc.	5,321	590,631
Douglas Dynamics, Inc.	20,460	747,404
Dycom Industries, Inc. *	43,727	3,685,749
Encore Wire Corp.	22,739	2,562,458
Enerpac Tool Group Corp.	38,035	678,925
EnerSys	39,450	2,955,988
EnPro Industries, Inc.	17,325	1,819,471
ESCO Technologies, Inc.	12,272	979,060
Evoqua Water Technologies Corp. *	22,398	907,119
Federal Signal Corp.	37,888	1,478,390
Franklin Electric Co., Inc.	24,858	2,157,674
Generac Holdings, Inc. *	7,314	2,065,327
Gibraltar Industries, Inc. *	18,277	1,001,580
GMS, Inc. *	43,523	2,227,507
GrafTech International Ltd.	53,862	564,474
Granite Construction, Inc.	83,189	2,993,140
Great Lakes Dredge & Dock Corp. *	46,770	640,281
Griffon Corp.	54,783	1,226,591
H&E Equipment Services, Inc.	52,536	2,187,074
HEICO Corp.	8,494	1,158,497
HEICO Corp., Class A	14,492	1,589,772
Helios Technologies, Inc.	9,421	721,931
Herc Holdings, Inc.	19,075	3,060,584
Hillenbrand, Inc.	52,929	2,460,140
Hyster-Yale Materials Handling, Inc.	18,846	845,997
Ingersoll Rand, Inc.	46,431	2,609,887
JELD-WEN Holding, Inc. *	76,756	1,811,442
John Bean Technologies Corp.	11,272	1,521,720
Kadant, Inc.	4,441	928,080
Kaman Corp.	39,566	1,581,453
Kennametal, Inc.	74,930	2,590,330
SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	26,982	452,218
Lindsay Corp.	5,978	754,723
Masonite International Corp. *	23,177	2,300,085
Matrix Service Co. *	118,687	861,668
Maxar Technologies, Inc.	47,687	1,240,339
McGrath RentCorp	18,335	1,397,310
Mercury Systems, Inc. *	14,744	839,228
Meritor, Inc. *	90,718	2,091,050
Moog, Inc., Class A	44,075	3,360,278
MRC Global, Inc. *	214,268	1,587,726
Mueller Industries, Inc.	70,250	3,629,115
Mueller Water Products, Inc., Class A	111,334	1,430,642
MYR Group, Inc. *	16,632	1,563,907
National Presto Industries, Inc.	8,005	658,411
NOW, Inc. *	339,622	3,019,240
Parsons Corp. *	18,916	575,992
PGT Innovations, Inc. *	34,308	651,509
Primoris Services Corp.	83,526	2,148,289
Proto Labs, Inc. *	11,768	590,518
Quanex Building Products Corp.	46,460	1,012,363
RBC Bearings, Inc. *	7,576	1,367,241
Resideo Technologies, Inc. *	123,593	3,062,635
Rush Enterprises, Inc., Class A	81,790	4,320,148
Simpson Manufacturing Co., Inc.	22,462	2,533,489
SiteOne Landscape Supply, Inc. *	7,381	1,329,466
SPX Corp. *	14,168	739,286
SPX FLOW, Inc.	20,570	1,773,134
Standex International Corp.	10,978	1,090,664
Tennant Co.	13,407	1,034,618
Terex Corp.	71,346	2,976,555
Textainer Group Holdings Ltd.	24,721	909,238
The Greenbrier Cos., Inc.	84,468	3,409,128
The Manitowoc Co., Inc. *	49,527	903,868
The Middleby Corp. *	24,012	4,447,022
The Timken Co.	54,515	3,641,602
Trex Co., Inc. *	14,738	1,348,085
Trinity Industries, Inc.	117,668	3,380,602
Triton International Ltd.	56,548	3,416,630
Tutor Perini Corp. *	175,454	2,087,903
Valmont Industries, Inc.	15,454	3,357,072
Vectrus, Inc. *	19,456	895,171
Wabash National Corp.	154,947	3,040,060
Watts Water Technologies, Inc., Class A	13,383	2,050,409
Welbilt, Inc. *	59,693	1,417,709
Woodward, Inc.	28,752	3,170,483
Zurn Water Solutions Corp.	54,914	1,677,074
		202,994,495

Commercial & Professional Services 5.0%
ACCO Brands Corp.	208,755	1,699,266
ADT, Inc.	217,543	1,651,151
ASGN, Inc. *	31,575	3,627,020
Brady Corp., Class A	40,492	2,102,345
BrightView Holdings, Inc. *	63,780	846,361
CBIZ, Inc. *	32,524	1,256,402
Cimpress plc *	12,577	845,426
Clean Harbors, Inc. *	36,609	3,388,163
CoStar Group, Inc. *	31,025	2,176,714
Deluxe Corp.	90,556	2,725,736
Exponent, Inc.	9,648	916,367
FTI Consulting, Inc. *	23,934	3,489,817
Harsco Corp. *	99,118	1,556,153
Healthcare Services Group, Inc.	107,680	1,958,699
Heidrick & Struggles International, Inc.	16,314	714,064
HNI Corp.	72,197	3,027,942
Huron Consulting Group, Inc. *	18,627	821,823
IAA, Inc. *	31,245	1,435,083

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ICF International, Inc.	16,673	1,573,764
Insperity, Inc.	16,261	1,748,545
Interface, Inc.	99,854	1,324,064
KAR Auction Services, Inc. *	187,939	2,672,493
Kforce, Inc.	26,329	1,808,012
Korn Ferry	37,938	2,518,324
ManTech International Corp., Class A	25,808	1,864,370
Matthews International Corp., Class A	50,112	1,759,933
MillerKnoll, Inc.	95,722	3,696,784
MSA Safety, Inc.	11,480	1,577,352
Pitney Bowes, Inc.	480,977	2,962,818
Resources Connection, Inc.	72,147	1,257,522
Rollins, Inc.	50,410	1,555,149
SP Plus Corp. *	38,849	1,094,765
Steelcase, Inc., Class A	210,193	2,593,782
Stericycle, Inc. *	52,278	3,070,810
Tetra Tech, Inc.	22,296	3,103,380
The Brink's Co.	26,394	1,841,773
The GEO Group, Inc. *	544,265	3,662,903
TransUnion	38,634	3,983,938
TriNet Group, Inc. *	15,960	1,359,792
TrueBlue, Inc. *	113,963	3,031,416
U.S. Ecology, Inc. *	25,946	741,537
UniFirst Corp.	12,888	2,449,880
Viad Corp. *	30,942	1,165,585
		88,657,223

Consumer Durables & Apparel 3.5%
Acushnet Holdings Corp.	21,680	1,012,456
Beazer Homes USA, Inc. *	53,106	968,653
Callaway Golf Co. *	47,198	1,126,144
Cavco Industries, Inc. *	5,774	1,555,747
Century Communities, Inc.	18,955	1,248,187
Columbia Sportswear Co.	22,534	2,092,733
Crocs, Inc. *	10,373	1,064,477
Deckers Outdoor Corp. *	11,115	3,559,357
Ethan Allen Interiors, Inc.	55,848	1,407,928
Fossil Group, Inc. *	151,704	1,682,397
G-III Apparel Group Ltd. *	95,965	2,607,369
Helen of Troy Ltd. *	12,852	2,690,309
Installed Building Products, Inc.	6,641	735,756
iRobot Corp. *	17,674	1,158,001
KB Home	89,549	3,783,445
Kontoor Brands, Inc.	55,748	2,747,819
La-Z-Boy, Inc.	64,727	2,376,128
LGI Homes, Inc. *	10,153	1,264,150
M.D.C. Holdings, Inc.	54,630	2,769,195
M/I Homes, Inc. *	33,910	1,796,891
Meritage Homes Corp. *	40,288	4,110,585
Movado Group, Inc.	25,777	955,553
Oxford Industries, Inc.	18,203	1,499,745
Skyline Champion Corp. *	12,756	858,989
Smith & Wesson Brands, Inc.	43,799	748,087
Steven Madden Ltd.	80,238	3,300,991
Sturm, Ruger & Co., Inc.	18,724	1,258,815
Tempur Sealy International, Inc.	72,452	2,884,314
TopBuild Corp. *	12,492	2,906,264
Tupperware Brands Corp. *	98,102	1,512,733
Universal Electronics, Inc. *	18,509	656,884
Vista Outdoor, Inc. *	44,472	1,715,730
Wolverine World Wide, Inc.	96,109	2,545,927
		62,601,759

Consumer Services 4.6%
Adtalem Global Education, Inc. *	84,797	2,494,728
American Public Education, Inc. *	28,125	601,594
Arcos Dorados Holdings, Inc., Class A *	239,392	1,546,472
SECURITY	NUMBER OF SHARES	VALUE ($)
Bally's Corp. *	14,246	509,152
BJ's Restaurants, Inc. *	36,136	1,087,332
Bloomin' Brands, Inc. *	139,134	2,828,594
Boyd Gaming Corp. *	42,666	2,536,920
Bright Horizons Family Solutions, Inc. *	19,925	2,558,569
Brinker International, Inc. *	70,160	2,330,014
Caesars Entertainment, Inc. *	16,732	1,273,974
Choice Hotels International, Inc.	10,069	1,443,895
Churchill Downs, Inc.	14,538	3,057,341
Dave & Buster's Entertainment, Inc. *	55,229	1,976,646
Denny's Corp. *	60,572	938,866
Dine Brands Global, Inc.	15,260	1,035,391
Everi Holdings, Inc. *	32,706	646,598
Frontdoor, Inc. *	20,873	757,690
Graham Holdings Co., Class B	5,649	3,361,833
Grand Canyon Education, Inc. *	28,406	2,377,014
Hilton Grand Vacations, Inc. *	65,596	3,205,021
Houghton Mifflin Harcourt Co. *	146,224	2,633,494
Hyatt Hotels Corp., Class A *	48,858	4,475,881
International Game Technology plc	166,135	4,447,434
Jack in the Box, Inc.	34,838	3,172,000
Laureate Education, Inc., Class A	175,869	2,224,743
Papa John's International, Inc.	11,643	1,437,328
Penn National Gaming, Inc. *	55,285	2,521,549
Perdoceo Education Corp. *	79,198	872,762
Planet Fitness, Inc., Class A *	20,640	1,829,530
Red Robin Gourmet Burgers, Inc. *	52,969	781,293
Red Rock Resorts, Inc., Class A	35,313	1,572,135
Regis Corp. *	233,309	347,630
Ruth's Hospitality Group, Inc. *	32,676	654,500
Scientific Games Corp., Class A *	32,399	1,869,422
SeaWorld Entertainment, Inc. *	24,744	1,474,248
Strategic Education, Inc.	17,652	1,053,118
Stride, Inc. *	53,942	1,891,746
Terminix Global Holdings, Inc. *	56,371	2,431,845
Texas Roadhouse, Inc.	38,900	3,321,671
The Cheesecake Factory, Inc. *	59,316	2,116,395
WW International, Inc. *	36,933	465,356
Wyndham Hotels & Resorts, Inc.	41,098	3,450,177
		81,611,901

Diversified Financials 4.8%
Apollo Commercial Real Estate Finance, Inc.	110,352	1,506,305
Apollo Global Management, Inc.	127,474	8,923,180
Arbor Realty Trust, Inc.	45,918	804,024
Ares Management Corp., Class A	11,414	909,924
Artisan Partners Asset Management, Inc., Class A	34,805	1,503,924
BGC Partners, Inc., Class A	315,931	1,333,229
Blackstone Mortgage Trust, Inc., Class A	79,957	2,512,249
Blucora, Inc. *	44,068	714,783
Brightsphere Investment Group, Inc.	57,479	1,240,397
BrightSpire Capital, Inc.	72,102	677,038
Cannae Holdings, Inc. *	58,425	1,745,155
Chimera Investment Corp.	257,271	3,730,429
Cohen & Steers, Inc.	11,686	976,132
Compass Diversified Holdings	66,887	1,682,877
Credit Acceptance Corp. *	4,741	2,558,054
Donnelley Financial Solutions, Inc. *	32,480	1,208,906
Encore Capital Group, Inc. *	25,563	1,648,813
Enova International, Inc. *	33,265	1,339,914
FactSet Research Systems, Inc.	8,798	3,711,788
Federated Hermes, Inc.	107,098	3,546,015
FirstCash Holdings, Inc.	37,997	2,648,391
Green Dot Corp., Class A *	32,622	1,034,444
Houlihan Lokey, Inc.	19,559	2,078,731
Interactive Brokers Group, Inc., Class A	10,520	717,359

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Invesco Mortgage Capital, Inc.	642,953	1,723,114
Ladder Capital Corp. REIT	145,475	1,729,698
MarketAxess Holdings, Inc.	4,063	1,399,622
MFA Financial, Inc.	517,055	2,393,965
Moelis & Co., Class A	27,110	1,530,902
Morningstar, Inc.	5,059	1,454,007
Nelnet, Inc., Class A	16,460	1,457,204
New York Mortgage Trust, Inc.	338,289	1,268,584
PennyMac Mortgage Investment Trust	92,183	1,642,701
Piper Sandler Cos.	8,849	1,364,693
PRA Group, Inc. *	37,700	1,753,050
Redwood Trust, Inc.	122,204	1,506,775
SLM Corp.	216,766	3,975,488
Stifel Financial Corp.	39,406	2,951,509
The Carlyle Group, Inc.	33,447	1,707,469
TPG RE Finance Trust, Inc.	61,898	781,153
Tradeweb Markets, Inc., Class A	10,450	885,846
Two Harbors Investment Corp.	446,410	2,566,857
Virtu Financial, Inc., Class A	22,998	711,328
Virtus Investment Partners, Inc.	3,052	798,647
WisdomTree Investments, Inc.	128,233	719,387
World Acceptance Corp. *	7,041	1,330,608
		84,404,668

Energy 4.5%
Alto Ingredients, Inc. *	156,878	812,628
Arch Resources, Inc.	56,186	5,317,443
Archrock, Inc.	193,635	1,634,279
Callon Petroleum Co. *	33,366	1,649,615
Centennial Resource Development, Inc., Class A *	289,360	2,259,902
ChampionX Corp. *	73,096	1,637,351
CNX Resources Corp. *	272,826	4,046,010
CONSOL Energy, Inc. *	116,469	2,532,036
Continental Resources, Inc.	62,393	3,240,693
Core Laboratories N.V.	51,903	1,384,253
CVR Energy, Inc.	118,623	2,316,707
DHT Holdings, Inc.	155,897	760,777
Dril-Quip, Inc. *	53,021	1,340,901
EQT Corp. *	167,110	3,551,088
Equitrans Midstream Corp.	426,020	3,455,022
Golar LNG Ltd. *	57,463	824,594
Green Plains, Inc. *	83,945	2,563,680
Helix Energy Solutions Group, Inc. *	222,457	785,273
International Seaways, Inc.	90,481	1,320,118
Kosmos Energy Ltd. *	616,070	2,667,583
Liberty Oilfield Services, Inc., Class A *	65,130	788,073
Magnolia Oil & Gas Corp., Class A	80,270	1,736,240
Matador Resources Co.	42,414	1,898,875
NexTier Oilfield Solutions, Inc. *	323,351	1,946,573
Nordic American Tankers Ltd.	392,951	609,074
Oceaneering International, Inc. *	260,544	3,394,888
Oil States International, Inc. *	251,669	1,577,965
Par Pacific Holdings, Inc. *	94,640	1,334,424
PDC Energy, Inc.	62,219	3,687,720
ProPetro Holding Corp. *	168,961	1,775,780
Range Resources Corp. *	112,323	2,162,218
Renewable Energy Group, Inc. *	49,274	1,983,771
Scorpio Tankers, Inc.	89,389	1,216,584
SFL Corp., Ltd.	189,449	1,553,482
SM Energy Co.	188,338	6,179,370
Southwestern Energy Co. *	489,765	2,154,966
Teekay Tankers Ltd., Class A *	76,402	815,209
US Silica Holdings, Inc. *	85,994	821,243
		79,736,408

SECURITY	NUMBER OF SHARES	VALUE ($)
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	34,099	2,096,066
Grocery Outlet Holding Corp. *	37,843	960,455
Ingles Markets, Inc., Class A	36,713	2,824,331
PriceSmart, Inc.	33,698	2,406,374
The Andersons, Inc.	81,703	3,112,884
The Chefs' Warehouse, Inc. *	27,300	814,632
Weis Markets, Inc.	28,298	1,704,672
		13,919,414

Food, Beverage & Tobacco 2.3%
B&G Foods, Inc. (a)	89,442	2,781,646
Brown-Forman Corp., Class B	51,440	3,468,599
Calavo Growers, Inc.	26,900	1,113,929
Cal-Maine Foods, Inc.	57,204	2,230,956
Coca-Cola Consolidated, Inc.	2,531	1,450,263
Fresh Del Monte Produce, Inc.	113,454	3,157,425
Hostess Brands, Inc. *	66,440	1,363,349
J&J Snack Foods Corp.	11,502	1,744,738
John B. Sanfilippo & Son, Inc.	12,073	954,974
Lamb Weston Holdings, Inc.	53,337	3,424,769
Lancaster Colony Corp.	12,027	1,909,527
Nomad Foods Ltd. *	65,005	1,677,129
Pilgrim's Pride Corp. *	97,653	2,731,354
The Boston Beer Co., Inc., Class A *	2,610	1,098,366
The Hain Celestial Group, Inc. *	60,720	2,218,102
TreeHouse Foods, Inc. *	90,827	3,517,730
Universal Corp.	70,203	3,821,149
Vector Group Ltd.	156,243	1,735,860
		40,399,865

Health Care Equipment & Services 3.8%
ABIOMED, Inc. *	4,865	1,439,408
Acadia Healthcare Co., Inc. *	53,987	2,842,416
Addus HomeCare Corp. *	6,629	529,193
Allscripts Healthcare Solutions, Inc. *	112,363	2,271,980
Amedisys, Inc. *	8,905	1,203,065
AMN Healthcare Services, Inc. *	24,468	2,479,587
Avanos Medical, Inc. *	24,994	756,318
Brookdale Senior Living, Inc. *	367,516	1,944,160
Change Healthcare, Inc. *	107,112	2,107,964
Chemed Corp.	6,959	3,263,145
Community Health Systems, Inc. *	176,007	2,233,529
CONMED Corp.	8,818	1,213,180
Covetrus, Inc. *	114,584	2,070,533
Globus Medical, Inc., Class A *	20,082	1,340,072
Haemonetics Corp. *	28,114	1,359,312
ICU Medical, Inc. *	7,279	1,553,047
IDEXX Laboratories, Inc. *	3,780	1,917,594
Integer Holdings Corp. *	18,477	1,448,782
Integra LifeSciences Holdings Corp. *	19,428	1,257,769
LHC Group, Inc. *	10,773	1,336,929
LivaNova plc *	11,824	888,101
Masimo Corp. *	8,002	1,759,400
MEDNAX, Inc. *	141,565	3,461,264
Merit Medical Systems, Inc. *	16,397	909,214
ModivCare, Inc. *	8,822	1,022,734
National HealthCare Corp.	18,550	1,213,170
Natus Medical, Inc. *	24,760	570,470
Neogen Corp. *	20,645	752,923
NextGen Healthcare, Inc. *	41,707	805,362
NuVasive, Inc. *	29,121	1,514,583
Omnicell, Inc. *	7,579	1,137,911
Orthofix Medical, Inc. *	16,669	506,738
Owens & Minor, Inc.	91,335	3,844,290
Premier, Inc., Class A	90,236	3,448,820

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Select Medical Holdings Corp.	80,570	1,871,641
Teleflex, Inc.	11,245	3,488,086
The Ensign Group, Inc.	17,185	1,296,265
Triple-S Management Corp., Class B *	72,608	2,613,162
U.S. Physical Therapy, Inc.	5,678	549,460
Varex Imaging Corp. *	34,885	910,498
Veeva Systems, Inc., Class A *	5,103	1,207,064
		68,339,139

Household & Personal Products 1.1%
Central Garden & Pet Co., Class A *	30,138	1,305,880
Coty, Inc., Class A *	356,974	3,027,139
Edgewell Personal Care Co.	76,761	3,515,654
Energizer Holdings, Inc.	38,414	1,444,750
Herbalife Nutrition Ltd. *	50,047	2,127,498
Inter Parfums, Inc.	8,161	807,694
Medifast, Inc.	3,317	659,121
Spectrum Brands Holdings, Inc.	43,878	3,921,816
USANA Health Sciences, Inc. *	13,976	1,335,826
WD-40 Co.	4,227	939,493
		19,084,871

Insurance 2.5%
Ambac Financial Group, Inc. *	81,835	1,159,602
American Equity Investment Life Holding Co.	120,019	4,937,582
American National Group, Inc.	6,396	1,207,501
AMERISAFE, Inc.	20,066	1,053,866
Argo Group International Holdings Ltd.	27,834	1,580,415
Brighthouse Financial, Inc. *	16,626	905,286
CNA Financial Corp.	34,560	1,586,650
Employers Holdings, Inc.	32,777	1,281,581
Enstar Group Ltd. *	4,558	1,208,235
Horace Mann Educators Corp.	30,837	1,172,114
James River Group Holdings Ltd.	37,613	1,065,200
Kemper Corp.	49,598	2,974,888
MBIA, Inc. *	143,947	1,967,755
Mercury General Corp.	29,999	1,639,745
ProAssurance Corp.	121,143	2,902,586
RenaissanceRe Holdings Ltd.	24,142	3,794,398
RLI Corp.	14,288	1,497,097
Safety Insurance Group, Inc.	14,794	1,217,990
Selective Insurance Group, Inc.	33,947	2,678,418
SiriusPoint Ltd. *	75,995	643,678
Stewart Information Services Corp.	34,321	2,451,549
United Fire Group, Inc.	33,926	846,114
Universal Insurance Holdings, Inc.	82,284	1,418,576
White Mountains Insurance Group Ltd.	2,804	2,918,852
		44,109,678

Materials 6.2%
AdvanSix, Inc.	39,030	1,642,773
Allegheny Technologies, Inc. *	151,379	2,768,722
Avient Corp.	72,705	3,618,528
Balchem Corp.	9,792	1,438,836
Cabot Corp.	60,466	3,325,025
Carpenter Technology Corp.	88,574	2,543,845
Century Aluminum Co. *	63,809	978,830
Clearwater Paper Corp. *	42,905	1,356,656
Cleveland-Cliffs, Inc. *	92,614	1,587,404
Compass Minerals International, Inc.	38,052	2,031,977
Constellium SE *	85,256	1,491,127
Eagle Materials, Inc.	23,065	3,364,030
Element Solutions, Inc.	99,612	2,235,293
Ferro Corp. *	54,782	1,194,248
GCP Applied Technologies, Inc. *	38,266	1,220,685
SECURITY	NUMBER OF SHARES	VALUE ($)
Glatfelter Corp.	75,383	1,308,649
Greif, Inc., Class A	36,386	2,152,596
H.B. Fuller Co.	40,223	2,886,805
Hawkins, Inc.	20,059	748,602
Hecla Mining Co.	185,414	919,653
Ingevity Corp. *	19,896	1,311,345
Innospec, Inc.	22,190	2,062,782
Kaiser Aluminum Corp.	18,974	1,816,761
Koppers Holdings, Inc. *	23,341	697,429
Kraton Corp. *	45,461	2,108,481
Livent Corp. *	38,039	875,277
Louisiana-Pacific Corp.	70,233	4,666,281
Materion Corp.	22,421	1,857,580
Minerals Technologies, Inc.	35,404	2,477,218
Myers Industries, Inc.	35,215	636,335
Neenah, Inc.	28,523	1,314,910
NewMarket Corp.	7,367	2,490,562
Orion Engineered Carbons S.A.	91,718	1,568,378
Quaker Chemical Corp.	3,574	747,574
Royal Gold, Inc.	16,210	1,646,126
Schnitzer Steel Industries, Inc., Class A	47,083	1,842,829
Schweitzer-Mauduit International, Inc.	43,118	1,305,182
Sensient Technologies Corp.	27,267	2,310,606
Silgan Holdings, Inc.	78,923	3,534,172
Southern Copper Corp.	37,092	2,369,808
Stepan Co.	21,334	2,350,153
Summit Materials, Inc., Class A *	79,941	2,842,702
SunCoke Energy, Inc.	216,612	1,483,792
The Scotts Miracle-Gro Co.	16,647	2,517,026
Tredegar Corp.	68,187	801,197
TriMas Corp.	33,545	1,166,024
Trinseo plc	65,780	3,521,861
Tronox Holdings plc, Class A	67,848	1,540,150
Valvoline, Inc.	68,260	2,248,484
Verso Corp., Class A	163,494	4,394,719
Warrior Met Coal, Inc.	202,913	5,316,321
Westlake Chemical Corp.	35,970	3,548,440
Worthington Industries, Inc.	42,488	2,302,000
		110,486,789

Media & Entertainment 3.7%
AMC Entertainment Holdings, Inc., Class A *(a)	55,939	898,380
AMC Networks, Inc., Class A *	72,600	3,094,938
Cable One, Inc.	1,202	1,856,765
Cars.com, Inc. *	96,986	1,511,042
Gannett Co., Inc. *	310,639	1,509,706
Gray Television, Inc.	88,243	1,839,867
iHeartMedia, Inc., Class A *	128,062	2,580,449
IMAX Corp. *	38,695	667,489
John Wiley & Sons, Inc., Class A	41,781	2,120,386
Liberty Media Corp. - Liberty Formula One, Class A *	5,515	302,222
Liberty Media Corp. - Liberty Formula One, Class C *	43,501	2,620,065
Liberty TripAdvisor Holdings, Inc., Class A *	221,143	497,572
Lions Gate Entertainment Corp., Class A *	54,937	861,412
Lions Gate Entertainment Corp., Class B *	105,479	1,537,884
Live Nation Entertainment, Inc. *	30,666	3,358,234
Madison Square Garden Entertainment Corp. *	24,044	1,703,037
Madison Square Garden Sports Corp. *	5,972	991,770
National CineMedia, Inc.	272,571	719,587
Nexstar Media Group, Inc., Class A	26,805	4,433,011

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Scholastic Corp.	54,828	2,249,045
Sinclair Broadcast Group, Inc., Class A	99,482	2,733,765
Sirius XM Holdings, Inc. (a)	610,979	3,885,826
Spotify Technology S.A. *	9,419	1,848,573
Take-Two Interactive Software, Inc. *	23,541	3,845,187
TEGNA, Inc.	217,543	4,211,632
The E.W. Scripps Co., Class A *	40,149	823,055
The Marcus Corp. *	46,411	782,025
The New York Times Co., Class A	52,595	2,105,378
TripAdvisor, Inc. *	72,786	1,976,140
World Wrestling Entertainment, Inc., Class A	14,963	747,252
Yandex N.V., Class A *	46,737	2,246,180
Yelp, Inc. *	59,337	2,049,500
Ziff Davis, Inc. *	22,495	2,363,325
Zynga, Inc., Class A *	168,678	1,529,909
		66,500,608

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alkermes plc *	39,925	1,018,088
Avantor, Inc. *	46,079	1,720,129
BioMarin Pharmaceutical, Inc. *	17,653	1,564,585
Bio-Rad Laboratories, Inc., Class A *	3,713	2,226,797
Bio-Techne Corp.	4,048	1,523,708
Bruker Corp.	28,804	1,918,346
Catalent, Inc. *	22,705	2,359,731
Charles River Laboratories International, Inc. *	8,253	2,721,509
Elanco Animal Health, Inc. *	118,039	3,073,736
Emergent BioSolutions, Inc. *	17,898	837,626
Exelixis, Inc. *	71,218	1,289,046
Horizon Therapeutics plc *	12,667	1,182,211
Incyte Corp. *	27,433	2,039,095
Ligand Pharmaceuticals, Inc. *	4,803	598,598
Medpace Holdings, Inc. *	4,632	821,995
Myriad Genetics, Inc. *	61,402	1,614,259
PerkinElmer, Inc.	26,415	4,547,871
Prestige Consumer Healthcare, Inc. *	31,825	1,796,521
Royalty Pharma plc, Class A	15,421	616,994
Syneos Health, Inc. *	30,608	2,771,860
West Pharmaceutical Services, Inc.	9,709	3,817,773
		40,060,478

Real Estate 10.1%
Acadia Realty Trust	55,922	1,106,696
Alexander & Baldwin, Inc.	103,259	2,369,794
American Assets Trust, Inc.	29,839	1,073,309
American Campus Communities, Inc.	85,213	4,453,231
American Finance Trust, Inc.	109,093	901,108
American Homes 4 Rent, Class A	71,773	2,808,477
Americold Realty Trust	51,273	1,458,717
Brandywine Realty Trust	191,100	2,457,546
CareTrust REIT, Inc.	30,659	650,277
Centerspace	9,761	931,004
Chatham Lodging Trust *	88,329	1,172,126
Corporate Office Properties Trust	85,855	2,168,697
Cousins Properties, Inc.	53,455	2,061,225
CubeSmart	62,423	3,167,343
Cushman & Wakefield plc *	75,966	1,594,526
CyrusOne, Inc.	38,337	3,444,579
DiamondRock Hospitality Co. *	293,114	2,740,616
Douglas Elliman, Inc. *	77,791	603,658
Douglas Emmett, Inc.	92,660	2,892,845
Easterly Government Properties, Inc.	33,187	695,931
EastGroup Properties, Inc.	8,412	1,681,643
Empire State Realty Trust, Inc., Class A	177,426	1,582,640
EPR Properties	58,520	2,573,124
SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Commonwealth *	67,636	1,761,241
Equity LifeStyle Properties, Inc.	47,097	3,687,224
Federal Realty Investment Trust	36,517	4,655,552
First Industrial Realty Trust, Inc.	35,759	2,173,432
Gaming & Leisure Properties, Inc.	90,145	4,072,751
Global Net Lease, Inc.	72,847	1,044,626
Healthcare Realty Trust, Inc.	73,404	2,276,992
Healthcare Trust of America, Inc., Class A	100,122	3,258,971
Hersha Hospitality Trust *	112,500	1,014,750
Highwoods Properties, Inc.	76,038	3,278,759
HomeBanc Corp. *(b)	6,875	0
Hudson Pacific Properties, Inc.	105,711	2,497,951
Independence Realty Trust, Inc.	43,812	1,007,238
Industrial Logistics Properties Trust	36,523	837,472
iStar, Inc.	68,882	1,478,897
JBG SMITH Properties	61,934	1,696,992
Kennedy-Wilson Holdings, Inc.	90,521	2,033,102
Kilroy Realty Corp.	53,132	3,400,448
Kite Realty Group Trust	227,300	4,746,024
Life Storage, Inc.	24,413	3,294,534
LTC Properties, Inc.	22,997	829,502
LXP Industrial Trust	155,185	2,310,705
Marcus & Millichap, Inc. *	19,431	909,565
Medical Properties Trust, Inc.	161,377	3,672,940
National Health Investors, Inc.	21,739	1,257,166
National Retail Properties, Inc.	65,439	2,904,183
Newmark Group, Inc., Class A	69,762	1,068,056
Office Properties Income Trust	70,295	1,791,117
Outfront Media, Inc.	160,119	3,977,356
Paramount Group, Inc.	261,077	2,268,759
Pebblebrook Hotel Trust	139,789	3,026,432
Physicians Realty Trust	90,249	1,647,947
Piedmont Office Realty Trust, Inc., Class A	155,247	2,757,187
PotlatchDeltic Corp.	34,615	1,861,941
Preferred Apartment Communities, Inc.	94,060	1,568,921
PS Business Parks, Inc.	8,061	1,345,865
Rayonier, Inc.	73,953	2,702,243
Retail Opportunity Investments Corp.	72,626	1,345,760
Rexford Industrial Realty, Inc.	14,519	1,062,355
RPT Realty	96,635	1,219,534
Ryman Hospitality Properties, Inc. *	34,484	3,048,386
Sabra Health Care REIT, Inc.	139,875	1,903,699
SBA Communications Corp.	12,324	4,010,723
Seritage Growth Properties, Class A *	43,824	454,017
SITE Centers Corp.	177,630	2,630,700
Spirit Realty Capital, Inc.	54,930	2,606,978
STAG Industrial, Inc.	38,958	1,664,675
STORE Capital Corp.	65,757	2,085,154
Summit Hotel Properties, Inc. *	154,681	1,457,095
Sun Communities, Inc.	23,776	4,492,713
Sunstone Hotel Investors, Inc. *	337,516	3,817,306
Tanger Factory Outlet Centers, Inc.	123,452	2,099,919
Terreno Realty Corp.	10,772	805,422
The Howard Hughes Corp. *	13,226	1,273,796
Uniti Group, Inc.	272,131	3,281,900
Urban Edge Properties	91,163	1,662,813
Veris Residential, Inc. *	91,467	1,509,205
VICI Properties, Inc.	120,640	3,452,717
Washington Real Estate Investment Trust	65,322	1,608,228
Xenia Hotels & Resorts, Inc. *	163,332	2,832,177
Zillow Group, Inc., Class A *	2,867	142,949
Zillow Group, Inc., Class C *	6,752	340,841
		179,515,015

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Retailing 3.6%
Abercrombie & Fitch Co., Class A *	103,052	4,019,028
America's Car-Mart, Inc. *	5,025	476,973
Big 5 Sporting Goods Corp. (a)	32,629	642,465
Boot Barn Holdings, Inc. *	8,635	794,161
Caleres, Inc.	96,360	2,310,713
Chico's FAS, Inc. *	788,404	3,713,383
Citi Trends, Inc. *	10,395	506,444
Conn's, Inc. *	51,960	1,261,069
Designer Brands, Inc., Class A *	217,402	2,863,184
Dillard’s, Inc., Class A	20,967	5,319,747
Etsy, Inc. *	3,381	531,087
Express, Inc. *	519,295	1,568,271
Five Below, Inc. *	8,790	1,441,560
Floor & Decor Holdings, Inc., Class A *	12,333	1,340,844
Genesco, Inc. *	44,371	2,854,386
Groupon, Inc. *	69,238	2,114,529
Guess?, Inc.	78,082	1,797,448
Haverty Furniture Cos., Inc.	31,895	941,540
Hibbett, Inc.	19,301	1,189,907
MarineMax, Inc. *	22,366	1,052,544
MercadoLibre, Inc. *	680	769,801
Monro, Inc.	26,730	1,329,283
National Vision Holdings, Inc. *	28,026	1,145,703
Ollie's Bargain Outlet Holdings, Inc. *	19,689	943,891
Overstock.com, Inc. *	9,073	434,960
Party City Holdco, Inc. *	197,625	934,766
PetMed Express, Inc. (a)	22,885	591,120
Pool Corp.	8,274	3,940,492
Rent-A-Center, Inc.	22,939	966,879
RH *	1,662	669,487
Sally Beauty Holdings, Inc. *	195,483	3,356,443
Shoe Carnival, Inc.	29,557	1,009,667
Sleep Number Corp. *	18,460	1,319,890
Sonic Automotive, Inc., Class A	62,075	3,166,446
Stitch Fix, Inc., Class A *	16,508	271,226
The Buckle, Inc.	33,382	1,256,498
The Children's Place, Inc. *	20,028	1,416,981
TravelCenters of America, Inc. *	56,674	2,583,201
Zumiez, Inc. *	24,840	1,116,558
		63,962,575

Semiconductors & Semiconductor Equipment 2.2%
Ambarella, Inc. *	5,748	805,582
Amkor Technology, Inc.	108,451	2,388,091
Azenta, Inc.	12,455	1,050,455
Cirrus Logic, Inc. *	46,254	4,136,958
CMC Materials, Inc.	9,101	1,646,189
Diodes, Inc. *	18,241	1,692,582
Entegris, Inc.	21,186	2,538,930
First Solar, Inc. *	43,280	3,392,286
FormFactor, Inc. *	21,142	903,609
Kulicke & Soffa Industries, Inc.	31,430	1,718,907
MKS Instruments, Inc.	22,185	3,445,996
Monolithic Power Systems, Inc.	3,166	1,275,676
Photronics, Inc. *	85,428	1,527,453
Power Integrations, Inc.	14,126	1,140,110
Semtech Corp. *	18,051	1,283,426
Silicon Laboratories, Inc. *	9,132	1,508,515
SolarEdge Technologies, Inc. *	3,871	922,150
Synaptics, Inc. *	16,409	3,451,633
Ultra Clean Holdings, Inc. *	17,028	858,552
Universal Display Corp.	4,200	644,742
Wolfspeed, Inc. *	28,071	2,645,411
		38,977,253

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 4.7%
ACI Worldwide, Inc. *	51,160	1,758,369
Aspen Technology, Inc. *	17,050	2,560,228
Avaya Holdings Corp. *	67,725	1,233,949
Black Knight, Inc. *	40,568	3,026,373
Blackbaud, Inc. *	13,395	912,735
Block, Inc. *	5,399	660,244
Cerence, Inc. *	12,414	788,165
Cognyte Software Ltd. *	26,229	284,585
CommVault Systems, Inc. *	15,724	1,060,741
Concentrix Corp.	16,799	3,376,431
Conduent, Inc. *	494,800	2,340,404
Consensus Cloud Solutions, Inc. *	7,695	436,307
CSG Systems International, Inc.	30,793	1,748,119
Dolby Laboratories, Inc., Class A	25,559	2,245,358
Dropbox, Inc., Class A *	40,946	1,013,413
Ebix, Inc.	34,271	1,041,496
Envestnet, Inc. *	10,546	779,771
EPAM Systems, Inc. *	5,358	2,551,158
Euronet Worldwide, Inc. *	24,445	3,272,941
EVERTEC, Inc.	25,478	1,111,860
ExlService Holdings, Inc. *	12,916	1,556,636
Fair Isaac Corp. *	5,679	2,811,048
Fortinet, Inc. *	9,229	2,743,228
Gartner, Inc. *	15,239	4,478,590
Globant S.A. *	3,164	807,390
GoDaddy, Inc., Class A *	22,119	1,674,629
Guidewire Software, Inc. *	6,895	695,292
InterDigital, Inc.	31,284	2,159,535
LiveRamp Holdings, Inc. *	48,480	2,164,632
Manhattan Associates, Inc. *	14,569	1,950,352
MicroStrategy, Inc., Class A *	1,228	451,916
Nuance Communications, Inc. *	34,422	1,901,815
Pagseguro Digital Ltd., Class A *	22,204	502,254
Palo Alto Networks, Inc. *	4,967	2,569,926
Paycom Software, Inc. *	2,650	888,545
Pegasystems, Inc.	5,939	589,268
Perficient, Inc. *	10,718	1,123,461
Progress Software Corp.	26,920	1,225,129
PTC, Inc. *	12,332	1,433,718
ServiceNow, Inc. *	1,967	1,152,229
Splunk, Inc. *	10,464	1,296,699
StoneCo Ltd., Class A *	16,581	258,332
Tyler Technologies, Inc. *	3,867	1,832,185
Unisys Corp. *	47,104	859,648
Verint Systems, Inc. *	22,616	1,160,879
VMware, Inc., Class A	54,036	6,942,545
Vonage Holdings Corp. *	77,702	1,619,310
WEX, Inc. *	13,814	2,223,778
Workday, Inc., Class A *	3,835	970,293
Xperi Holding Corp.	59,533	1,004,322
		83,250,231

Technology Hardware & Equipment 4.3%
3D Systems Corp. *	24,258	434,218
ADTRAN, Inc.	53,817	1,033,825
Advanced Energy Industries, Inc.	14,924	1,286,150
Arista Networks, Inc. *	30,656	3,810,847
Badger Meter, Inc.	9,176	928,336
Belden, Inc.	53,160	2,974,302
Benchmark Electronics, Inc.	127,367	3,074,639
Ciena Corp. *	74,184	4,919,141
Cognex Corp.	28,346	1,883,875
Coherent, Inc. *	11,081	2,864,217
CommScope Holding Co., Inc. *	279,899	2,628,252
Comtech Telecommunications Corp.	31,698	644,420
CTS Corp.	23,052	773,395

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ePlus, Inc. *	34,997	1,608,812
Fabrinet *	19,540	2,211,146
II-VI, Inc. *	25,304	1,604,274
IPG Photonics Corp. *	14,161	2,187,450
Itron, Inc. *	20,830	1,291,460
Knowles Corp. *	73,096	1,550,366
Littelfuse, Inc.	9,315	2,514,771
Lumentum Holdings, Inc. *	17,254	1,750,936
Methode Electronics, Inc.	34,326	1,511,374
National Instruments Corp.	79,865	3,292,035
NETGEAR, Inc. *	37,505	1,037,763
NetScout Systems, Inc. *	110,700	3,492,585
Novanta, Inc. *	5,067	699,753
OSI Systems, Inc. *	14,902	1,235,972
PC Connection, Inc.	29,268	1,268,768
Plantronics, Inc. *	44,088	1,174,945
Plexus Corp. *	35,787	2,774,208
Rogers Corp. *	7,443	2,031,567
ScanSource, Inc. *	104,992	3,273,651
Stratasys Ltd. *	33,207	791,655
Super Micro Computer, Inc. *	66,508	2,694,904
TTM Technologies, Inc. *	188,518	2,537,452
ViaSat, Inc. *	41,939	1,846,155
Viavi Solutions, Inc. *	63,615	1,047,103
Vishay Intertechnology, Inc.	166,771	3,453,827
		76,138,549

Telecommunication Services 0.6%
ATN International, Inc.	17,733	703,645
Cogent Communications Holdings, Inc.	17,349	1,103,570
Consolidated Communications Holdings, Inc. *	276,225	1,986,058
EchoStar Corp., Class A *	72,646	1,720,984
Iridium Communications, Inc. *	28,231	1,012,928
Liberty Latin America Ltd., Class A *	66,157	723,758
Liberty Latin America Ltd., Class C *	219,734	2,375,324
Shenandoah Telecommunications Co.	34,065	775,660
United States Cellular Corp. *	33,535	1,026,842
		11,428,769

Transportation 2.5%
Air Transport Services Group, Inc. *	56,390	1,514,072
Alaska Air Group, Inc. *	51,863	2,838,981
Allegiant Travel Co. *	4,046	722,858
AMERCO	5,436	3,310,252
ArcBest Corp.	41,012	3,627,101
Atlas Air Worldwide Holdings, Inc. *	32,420	2,604,299
Atlas Corp. (a)	79,566	1,150,525
Copa Holdings S.A., Class A *	11,378	950,973
Costamare, Inc.	58,534	769,137
Forward Air Corp.	23,803	2,530,259
Hawaiian Holdings, Inc. *	43,782	748,672
Heartland Express, Inc.	61,271	916,614
Hub Group, Inc., Class A *	54,171	4,101,828
JetBlue Airways Corp. *	190,811	2,791,565
Marten Transport Ltd.	71,793	1,198,225
Mesa Air Group, Inc. *	80,216	401,080
Saia, Inc. *	9,026	2,565,911
Schneider National, Inc., Class B	95,085	2,434,176
SkyWest, Inc. *	23,959	914,036
Spirit Airlines, Inc. *	36,792	789,924
Uber Technologies, Inc. *	77,343	2,892,628
Werner Enterprises, Inc.	84,666	3,775,257
Yellow Corp. *	97,273	1,015,530
		44,563,903

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.5%
ALLETE, Inc.	51,731	3,301,990
American States Water Co.	15,364	1,417,022
Atlantica Sustainable Infrastructure plc	47,287	1,542,975
Avangrid, Inc.	53,586	2,503,538
Avista Corp.	78,489	3,489,621
Black Hills Corp.	55,643	3,769,257
California Water Service Group	22,162	1,376,039
Chesapeake Utilities Corp.	8,101	1,103,437
Clearway Energy, Inc., Class A	13,647	421,010
Clearway Energy, Inc., Class C	32,076	1,080,320
Essential Utilities, Inc.	71,206	3,470,580
Hawaiian Electric Industries, Inc.	99,982	4,249,235
IDACORP, Inc.	35,422	3,904,213
MGE Energy, Inc.	19,321	1,496,025
National Fuel Gas Co.	64,913	3,942,166
New Jersey Resources Corp.	80,954	3,255,160
Northwest Natural Holding Co.	29,220	1,383,275
NorthWestern Corp.	54,525	3,168,993
ONE Gas, Inc.	47,504	3,700,086
Ormat Technologies, Inc.	17,701	1,206,500
Otter Tail Corp.	32,360	2,051,624
PNM Resources, Inc.	61,111	2,738,384
SJW Group	12,857	885,333
South Jersey Industries, Inc.	87,048	2,177,941
Spire, Inc.	51,499	3,394,814
Unitil Corp.	17,444	818,821
		61,848,359
Total Common Stocks (Cost $1,120,135,692)		1,758,310,581

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	8,501,154	8,501,154
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	8,504,750	8,504,750
		17,005,904
Total Short-Term Investments (Cost $17,005,904)		17,005,904
Total Investments in Securities (Cost $1,137,141,596)		1,775,316,485

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/18/22	119	12,045,180	(202,761)

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,417,532.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,578,795,566	$—	$—	$1,578,795,566
Real Estate	179,515,015	—	0*	179,515,015
Short-Term Investments[1]	17,005,904	—	—	17,005,904
Liabilities
Futures Contracts[2]	(202,761)	—	—	(202,761)
Total	$1,775,113,724	$—	$—	$1,775,113,724

*	Level 3 amount shown includes securities determined to have no value at January 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 5.1%
AGL Energy Ltd.	235,294	1,188,348
Amcor plc	80,368	963,015
AMP Ltd. *	912,289	568,656
Ampol Ltd.	56,456	1,195,908
APA Group	70,059	475,129
Aristocrat Leisure Ltd.	14,050	407,278
Aurizon Holdings Ltd.	250,869	627,638
Australia & New Zealand Banking Group Ltd.	241,947	4,572,517
Bendigo & Adelaide Bank Ltd.	46,764	285,628
BGP Holdings plc *(a)	453,854	802
BHP Group Ltd. (b)	223,541	7,169,084
BHP Group Ltd. - DI	142,421	4,495,489
BlueScope Steel Ltd.	64,745	848,603
Boral Ltd. *	74,050	308,640
Brambles Ltd.	112,257	771,211
Coles Group Ltd.	128,331	1,474,356
Commonwealth Bank of Australia	99,240	6,618,289
Computershare Ltd.	28,377	393,351
Crown Resorts Ltd. *	51,891	447,098
CSL Ltd.	7,477	1,385,059
Downer EDI Ltd.	112,579	435,481
Endeavour Group Ltd.	114,015	509,261
Fortescue Metals Group Ltd.	73,618	1,033,751
Goodman Group	26,052	430,163
Incitec Pivot Ltd.	208,394	487,949
Insurance Australia Group Ltd.	240,971	726,859
James Hardie Industries plc	9,590	322,754
JB Hi-Fi Ltd.	9,105	297,910
Lendlease Corp., Ltd.	106,002	750,128
Macquarie Group Ltd.	14,084	1,840,941
Medibank Pvt Ltd.	251,839	551,848
Metcash Ltd.	176,648	495,761
Mirvac Group	237,742	440,575
National Australia Bank Ltd.	242,725	4,683,487
Newcrest Mining Ltd.	40,043	621,121
Orica Ltd.	36,989	366,470
Origin Energy Ltd.	274,162	1,097,059
Qantas Airways Ltd. *	112,832	386,184
QBE Insurance Group Ltd.	108,863	864,333
Ramsay Health Care Ltd.	9,522	424,834
Rio Tinto Ltd.	33,052	2,627,821
Santos Ltd.	158,665	808,197
Scentre Group	381,142	791,306
Sims Ltd.	36,089	367,431
Sonic Healthcare Ltd.	22,146	596,398
South32 Ltd.	473,516	1,302,783
Stockland	174,718	503,612
Suncorp Group Ltd.	171,147	1,344,170
Tabcorp Holdings Ltd.	109,927	386,237
Telstra Corp., Ltd.	609,488	1,694,328
Transurban Group	78,200	690,836
SECURITY	NUMBER OF SHARES	VALUE ($)
Treasury Wine Estates Ltd.	38,854	292,036
Viva Energy Group Ltd.	287,217	437,847
Wesfarmers Ltd.	84,760	3,162,608
Westpac Banking Corp.	335,254	4,835,345
Woodside Petroleum Ltd.	99,475	1,777,519
Woolworths Group Ltd.	115,274	2,812,047
		75,393,489

Austria 0.3%
Erste Group Bank AG	26,271	1,227,922
OMV AG	19,694	1,205,359
Raiffeisen Bank International AG	17,934	504,075
Voestalpine AG	20,708	688,440
Wienerberger AG	9,986	361,564
		3,987,360

Belgium 0.8%
Ageas S.A./N.V.	17,099	823,053
Anheuser-Busch InBev S.A./N.V.	71,509	4,508,006
Etablissements Franz Colruyt N.V.	6,956	282,551
Groupe Bruxelles Lambert S.A.	10,815	1,160,481
KBC Group N.V.	18,744	1,630,153
Proximus SADP	25,849	527,851
Solvay S.A.	7,942	956,925
UCB S.A.	6,133	610,265
Umicore S.A.	14,368	543,910
		11,043,195

Canada 7.8%
Agnico-Eagle Mines Ltd.	7,915	378,020
Air Canada *	23,515	422,887
Alimentation Couche-Tard, Inc.	70,828	2,856,745
AltaGas Ltd.	17,987	369,461
ARC Resources Ltd.	91,152	1,067,736
Atco Ltd., Class I	12,331	415,382
Bank of Montreal (b)	32,555	3,684,863
Barrick Gold Corp.	85,878	1,643,718
Bausch Health Cos., Inc. *	24,837	610,594
BCE, Inc.	27,186	1,420,092
Brookfield Asset Management Reinsurance Partners Ltd., Class A *	407	22,711
Brookfield Asset Management, Inc., Class A	66,729	3,674,649
Canadian Imperial Bank of Commerce	25,985	3,262,971
Canadian National Railway Co.	31,819	3,878,156
Canadian Natural Resources Ltd.	94,430	4,803,401
Canadian Pacific Railway Ltd.	32,295	2,310,433
Canadian Tire Corp., Ltd., Class A	6,320	912,488
CCL Industries, Inc., Class B	6,281	328,392
Cenovus Energy, Inc.	101,589	1,477,702
CGI, Inc. *	14,978	1,278,812
CI Financial Corp.	27,672	513,537
Crescent Point Energy Corp.	167,639	1,080,095

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dollarama, Inc.	10,884	561,603
Emera, Inc. (b)	16,293	772,000
Empire Co., Ltd., Class A	19,759	609,643
Enbridge, Inc.	121,816	5,149,976
Fairfax Financial Holdings Ltd.	2,260	1,091,286
Finning International, Inc.	16,340	455,564
First Quantum Minerals Ltd.	19,824	488,290
Fortis, Inc.	29,353	1,394,276
George Weston Ltd.	10,932	1,192,144
Gildan Activewear, Inc.	16,324	649,801
Great-West Lifeco, Inc.	18,409	575,087
H&R Real Estate Investment Trust	27,248	276,949
Hydro One Ltd.	21,352	551,626
iA Financial Corp., Inc.	6,575	427,816
Imperial Oil Ltd.	31,515	1,289,458
Intact Financial Corp.	5,026	680,980
Keyera Corp.	19,374	455,868
Kinross Gold Corp.	82,685	446,876
Linamar Corp.	6,922	383,633
Loblaw Cos., Ltd.	19,547	1,508,063
Magna International, Inc.	43,264	3,485,557
Manulife Financial Corp.	122,506	2,551,024
Methanex Corp.	10,164	462,403
Metro, Inc.	21,875	1,170,028
National Bank of Canada	14,833	1,186,733
Nutrien Ltd.	50,810	3,548,686
Onex Corp.	10,874	781,108
Open Text Corp.	8,920	426,931
Parkland Corp.	15,824	420,762
Pembina Pipeline Corp.	32,718	1,038,822
Power Corp. of Canada	40,485	1,301,355
Primaris REIT	6,812	75,936
Quebecor, Inc., Class B	13,279	314,020
Restaurant Brands International, Inc.	9,113	509,723
RioCan Real Estate Investment Trust	21,900	381,267
Rogers Communications, Inc., Class B	31,006	1,572,558
Royal Bank of Canada	68,571	7,818,113
Saputo, Inc.	20,848	467,262
Shaw Communications, Inc., Class B	34,001	1,013,490
SNC-Lavalin Group, Inc.	17,272	380,863
Sun Life Financial, Inc.	31,135	1,763,292
Suncor Energy, Inc.	241,319	6,895,100
TC Energy Corp.	54,525	2,815,577
Teck Resources Ltd., Class B	54,144	1,672,260
TELUS Corp.	28,002	658,884
TFI International, Inc.	3,826	368,258
The Bank of Nova Scotia	82,074	5,911,730
The Toronto-Dominion Bank	87,744	7,027,665
Thomson Reuters Corp.	8,160	875,989
Vermilion Energy, Inc. *	47,886	745,140
Waste Connections, Inc.	5,935	739,896
West Fraser Timber Co., Ltd.	5,671	524,918
WSP Global, Inc.	4,231	564,178
		114,843,312

Denmark 0.9%
AP Moller - Maersk A/S, Class A	342	1,145,787
AP Moller - Maersk A/S, Class B	453	1,627,241
Carlsberg A/S, Class B	4,739	767,389
Coloplast A/S, Class B	2,491	362,247
Danske Bank A/S	81,656	1,585,044
DSV A/S	3,695	750,752
ISS A/S *	33,362	628,548
Novo Nordisk A/S, Class B	39,307	3,909,798
Novozymes A/S, B Shares	6,807	467,283
Orsted A/S	5,165	550,305
SECURITY	NUMBER OF SHARES	VALUE ($)
Pandora A/S	5,186	563,924
Vestas Wind Systems A/S	33,425	904,494
		13,262,812

Finland 1.0%
Elisa Oyj	6,953	408,432
Fortum Oyj	24,694	672,164
Kesko Oyj, B Shares	16,215	512,121
Kone Oyj, Class B	14,087	912,332
Neste Oyj	18,175	819,684
Nokia Oyj *	433,034	2,582,452
Nokian Renkaat Oyj	11,439	386,752
Nordea Bank Abp	254,785	3,039,935
Outokumpu Oyj *	74,586	483,236
Sampo Oyj, A Shares	28,763	1,427,589
Stora Enso Oyj, R Shares	55,334	1,126,437
UPM-Kymmene Oyj	52,351	1,908,010
Wartsila Oyj Abp	43,520	537,315
		14,816,459

France 8.8%
Accor S.A. *	11,154	409,924
Air France-KLM *(b)	129,027	583,881
Air Liquide S.A.	21,050	3,600,797
Airbus SE *	17,530	2,238,462
Alstom S.A.	23,672	767,440
Arkema S.A.	7,423	1,097,625
Atos SE	10,091	361,732
AXA S.A.	171,971	5,446,493
BNP Paribas S.A.	117,861	8,414,024
Bollore S.A.	75,105	404,831
Bouygues S.A.	39,049	1,377,143
Bureau Veritas S.A.	12,236	350,101
Capgemini SE	7,219	1,622,949
Carrefour S.A.	129,755	2,469,444
Casino Guichard Perrachon S.A. *	23,409	517,783
Cie de Saint-Gobain	55,809	3,776,454
CNP Assurances	17,702	435,738
Compagnie Generale des Etablissements Michelin S.C.A.	20,015	3,348,986
Credit Agricole S.A.	102,598	1,543,530
Danone S.A.	43,466	2,710,151
Dassault Systemes SE	6,483	313,507
Eiffage S.A.	10,086	1,059,768
Electricite de France S.A.	106,848	1,027,686
Elis S.A. *	21,996	401,816
Engie S.A.	237,939	3,659,931
EssilorLuxottica S.A.	7,549	1,428,161
Eurazeo SE	3,773	299,796
Eutelsat Communications S.A.	32,278	400,241
Faurecia SE (a)	17,290	766,432
Hermes International	359	539,009
Kering S.A.	1,910	1,426,321
Klepierre S.A. *	15,556	413,762
Lagardere S.A. *	18,289	497,893
Legrand S.A.	9,602	977,225
L'Oreal S.A.	5,837	2,493,255
LVMH Moet Hennessy Louis Vuitton SE	5,431	4,460,900
Orange S.A.	419,883	4,932,556
Pernod-Ricard S.A.	7,078	1,513,980
Publicis Groupe S.A.	17,692	1,198,825
Renault S.A. *	80,981	3,218,380
Rexel S.A. *	51,295	1,143,345
Rubis S.C.A.	11,695	378,600
Safran S.A.	13,826	1,673,903
Sanofi	70,461	7,367,544
Schneider Electric SE	24,424	4,137,311

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SCOR SE	20,913	713,396
SES S.A.	78,780	606,136
Societe Generale S.A.	167,063	6,201,434
Sodexo S.A.	9,707	902,786
STMicroelectronics N.V.	20,272	953,204
Suez S.A. (a)	8,236	183,667
Technip Energies N.V. *	15,087	230,854
TechnipFMC plc *	81,855	533,591
Teleperformance	1,376	518,187
Thales S.A.	6,888	635,400
TotalEnergies SE	395,618	22,497,776
Valeo S.A.	49,207	1,377,235
Veolia Environnement S.A.	54,181	1,957,276
Vinci S.A.	37,714	4,133,701
Vivendi SE	38,914	509,982
Wendel SE	3,448	374,509
		129,536,769

Germany 7.4%
adidas AG	7,381	2,025,473
Allianz SE	33,872	8,696,721
Aurubis AG	9,444	984,473
BASF SE	118,959	9,110,937
Bayer AG	114,072	6,930,314
Bayerische Motoren Werke AG	59,469	6,294,371
Beiersdorf AG	4,134	411,182
Brenntag SE	12,331	1,056,474
Commerzbank AG *	174,623	1,507,922
Continental AG *	19,469	1,887,522
Covestro AG	27,072	1,624,130
Daimler AG	109,076	8,703,581
Daimler Truck Holding AG *	54,207	1,911,007
Deutsche Bank AG *	124,098	1,727,881
Deutsche Boerse AG	4,612	819,794
Deutsche Lufthansa AG *	184,354	1,433,503
Deutsche Post AG	68,189	4,103,654
Deutsche Telekom AG	415,408	7,842,477
Deutsche Wohnen SE	3,147	128,213
E.ON SE	181,106	2,497,899
Evonik Industries AG	22,942	748,453
Freenet AG	14,485	394,507
Fresenius Medical Care AG & Co. KGaA	21,929	1,491,027
Fresenius SE & Co. KGaA	54,999	2,270,378
GEA Group AG	12,490	590,092
Hannover Rueck SE	3,865	779,733
HeidelbergCement AG	20,522	1,428,096
Henkel AG & Co. KGaA	8,578	677,756
Hugo Boss AG	7,547	478,091
Infineon Technologies AG	33,402	1,387,110
K&S AG *	40,427	771,814
KION Group AG	4,309	398,381
Knorr-Bremse AG	3,246	329,111
LANXESS AG	9,733	592,596
Merck KGaA	3,883	851,535
METRO AG	41,749	426,164
MTU Aero Engines AG	2,177	463,242
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,083	3,192,126
ProSiebenSat.1 Media SE	22,918	358,459
Rheinmetall AG	5,289	552,964
RWE AG	47,837	2,017,873
Salzgitter AG *	11,772	402,748
SAP SE	35,093	4,402,810
Siemens AG	45,153	7,168,992
Siemens Energy AG *	29,072	653,912
Siemens Healthineers AG	7,947	510,692
Symrise AG	3,174	379,291
SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonica Deutschland Holding AG	128,538	369,003
ThyssenKrupp AG *	64,538	664,205
Uniper SE	23,029	1,042,057
United Internet AG	11,888	466,207
Vitesco Technologies Group AG *	3,665	181,438
Volkswagen AG	4,409	1,276,750
Vonovia SE	17,637	1,004,529
		108,419,670

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	60,500	183,701
AIA Group Ltd.	302,000	3,152,823
BOC Hong Kong (Holdings) Ltd.	290,500	1,121,719
CK Asset Holdings Ltd.	236,500	1,578,734
CK Hutchison Holdings Ltd.	475,000	3,375,979
CLP Holdings Ltd.	143,000	1,431,073
Galaxy Entertainment Group Ltd. *	90,000	521,214
Hang Seng Bank Ltd.	43,700	865,164
Henderson Land Development Co., Ltd.	80,300	351,167
Hong Kong & China Gas Co., Ltd.	378,676	583,638
Hong Kong Exchanges & Clearing Ltd.	9,121	520,587
Hongkong Land Holdings Ltd.	91,211	493,991
Jardine Matheson Holdings Ltd.	20,246	1,195,788
Lenovo Group Ltd.	752,000	814,948
Link REIT	59,800	513,413
MTR Corp., Ltd.	94,364	510,776
New World Development Co., Ltd.	205,422	838,596
Noble Group Ltd. *(a)	18,617,693	206,718
PCCW Ltd.	689,000	362,839
Samsonite International S.A. *	172,800	361,158
Sands China Ltd. *	197,200	549,883
Sino Land Co., Ltd.	237,350	307,533
Sun Hung Kai Properties Ltd.	120,500	1,470,161
Swire Pacific Ltd., A Shares	151,300	916,587
Techtronic Industries Co., Ltd.	24,000	396,002
The Wharf Holdings Ltd.	179,000	611,743
WH Group Ltd.	1,680,499	1,124,270
Wharf Real Estate Investment Co., Ltd.	96,000	456,579
Yue Yuen Industrial Holdings Ltd. *	216,500	365,568
		25,182,352

Ireland 0.1%
Bank of Ireland Group plc *	83,201	560,764
Kerry Group plc, Class A	5,372	676,859
Kingspan Group plc	3,887	374,151
		1,611,774

Israel 0.2%
Bank Hapoalim B.M.	59,950	622,145
Bank Leumi Le-Israel B.M.	86,665	929,482
ICL Group Ltd.	60,551	547,594
Teva Pharmaceutical Industries Ltd. *	103,521	879,893
		2,979,114

Italy 3.0%
A2A S.p.A.	168,867	320,777
Assicurazioni Generali S.p.A.	123,192	2,592,544
Atlantia S.p.A. *	53,537	993,394
Banco BPM S.p.A.	166,590	519,354
CNH Industrial N.V.	79,816	1,216,563
Enel S.p.A.	759,130	5,842,718
Eni S.p.A.	573,808	8,619,279
EXOR N.V.	35,526	2,978,888
Ferrari N.V.	1,985	457,488
Intesa Sanpaolo S.p.A.	1,497,673	4,450,842

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Iveco Group N.V. *	15,212	161,842
Leonardo S.p.A. *	78,323	565,710
Mediobanca Banca di Credito Finanziario S.p.A.	41,755	478,371
Pirelli & C S.p.A.	56,652	400,543
Poste Italiane S.p.A	31,001	416,114
Prysmian S.p.A.	14,662	494,425
Saras S.p.A. *	481,714	302,127
Snam S.p.A.	116,338	651,921
Stellantis N.V.	279,982	5,406,136
Telecom Italia S.p.A.	3,602,841	1,697,945
Tenaris S.A.	47,144	575,483
Terna - Rete Elettrica Nazionale	68,929	541,603
UniCredit S.p.A.	276,491	4,394,386
Unipol Gruppo S.p.A.	70,792	398,257
		44,476,710

Japan 24.3%
Advantest Corp.	3,700	314,916
Aeon Co., Ltd.	71,900	1,638,396
AGC, Inc.	30,000	1,376,862
Air Water, Inc.	25,100	382,585
Aisin Corp.	43,600	1,583,245
Ajinomoto Co., Inc.	33,600	937,490
Alfresa Holdings Corp.	55,900	797,070
Alps Alpine Co., Ltd.	65,800	717,646
Amada Co., Ltd.	40,600	393,069
ANA Holdings, Inc. *	24,600	519,496
Asahi Group Holdings Ltd.	33,600	1,371,576
Asahi Kasei Corp.	184,500	1,822,476
Astellas Pharma, Inc.	129,100	2,083,747
Bandai Namco Holdings, Inc.	10,800	759,112
Bic Camera, Inc.	32,500	283,880
Bridgestone Corp.	93,800	4,107,616
Brother Industries Ltd.	35,500	653,770
Canon, Inc.	158,200	3,741,545
Casio Computer Co., Ltd.	19,700	246,386
Central Japan Railway Co.	20,900	2,742,302
Chubu Electric Power Co., Inc.	184,100	1,843,927
Chugai Pharmaceutical Co., Ltd.	10,600	344,285
Coca-Cola Bottlers Japan Holdings, Inc.	31,500	369,506
COMSYS Holdings Corp.	12,800	304,566
Concordia Financial Group Ltd.	99,500	408,881
Cosmo Energy Holdings Co., Ltd.	27,000	542,803
Dai Nippon Printing Co., Ltd.	50,800	1,219,460
Daicel Corp.	67,200	495,693
Daido Steel Co., Ltd.	7,700	297,554
Dai-ichi Life Holdings, Inc.	94,100	2,118,139
Daiichi Sankyo Co., Ltd.	51,700	1,161,698
Daikin Industries Ltd.	10,700	2,246,401
Daito Trust Construction Co., Ltd.	9,500	1,089,332
Daiwa House Industry Co., Ltd.	100,200	2,924,153
Daiwa Securities Group, Inc.	124,200	748,392
Denka Co., Ltd.	11,800	415,575
Denso Corp.	47,200	3,522,710
Dentsu Group, Inc.	19,901	689,207
DIC Corp.	19,200	492,582
East Japan Railway Co.	55,018	3,141,686
Ebara Corp.	9,300	455,808
EDION Corp.	36,600	341,544
Eisai Co., Ltd.	12,600	631,071
Electric Power Development Co., Ltd.	51,000	669,240
ENEOS Holdings, Inc.	1,039,050	4,138,146
FANUC Corp.	7,200	1,423,788
Fast Retailing Co., Ltd.	1,200	706,158
Fuji Electric Co., Ltd.	12,300	657,389
FUJIFILM Holdings Corp.	28,500	1,910,526
Fujikura Ltd. *	77,200	417,434
SECURITY	NUMBER OF SHARES	VALUE ($)
Fujitsu Ltd.	16,500	2,181,272
Furukawa Electric Co., Ltd.	19,200	394,933
H2O Retailing Corp.	50,400	348,679
Hakuhodo DY Holdings, Inc.	27,500	421,238
Hankyu Hanshin Holdings, Inc.	24,700	719,300
Hanwa Co., Ltd.	16,000	439,397
Haseko Corp.	56,000	711,063
Hino Motors Ltd.	67,100	583,261
Hitachi Construction Machinery Co., Ltd.	12,050	306,399
Hitachi Ltd.	111,900	5,816,115
Hitachi Metals Ltd. *	22,900	412,948
Hokkaido Electric Power Co., Inc.	82,500	359,899
Honda Motor Co., Ltd.	396,700	11,683,914
Hoya Corp.	7,550	978,996
Idemitsu Kosan Co., Ltd.	63,369	1,623,618
IHI Corp.	28,800	581,564
Iida Group Holdings Co., Ltd.	24,000	499,311
Inpex Corp.	196,200	1,983,482
Isetan Mitsukoshi Holdings Ltd.	105,900	832,466
Isuzu Motors Ltd.	91,900	1,125,775
ITOCHU Corp.	123,700	3,974,044
J. Front Retailing Co., Ltd.	48,400	434,210
Japan Airlines Co., Ltd. *	29,000	548,900
Japan Exchange Group, Inc.	13,800	283,878
Japan Post Holdings Co., Ltd.	199,200	1,700,278
Japan Post Insurance Co., Ltd.	19,300	338,400
Japan Tobacco, Inc.	137,500	2,745,171
JFE Holdings, Inc.	162,300	2,085,043
JGC Holdings Corp.	47,500	466,748
JSR Corp.	12,400	411,038
JTEKT Corp.	72,900	634,135
Kajima Corp.	89,900	1,085,776
Kaneka Corp.	12,200	397,414
Kao Corp.	30,200	1,509,141
Kawasaki Heavy Industries Ltd.	35,100	680,187
KDDI Corp.	192,300	6,143,736
Keio Corp.	6,500	292,374
Kewpie Corp.	16,300	336,263
Keyence Corp.	1,792	919,157
Kikkoman Corp.	7,200	544,233
Kinden Corp.	19,000	271,588
Kintetsu Group Holdings Co., Ltd. *	17,100	496,849
Kirin Holdings Co., Ltd.	84,900	1,360,789
Kobe Steel Ltd.	143,900	686,894
Koito Manufacturing Co., Ltd.	10,900	547,294
Komatsu Ltd.	96,500	2,424,943
Konica Minolta, Inc.	162,300	684,161
K's Holdings Corp.	40,500	398,548
Kubota Corp.	74,300	1,593,403
Kuraray Co., Ltd.	74,900	672,889
Kyocera Corp.	27,900	1,720,629
Kyushu Electric Power Co., Inc.	148,600	1,101,093
Kyushu Railway Co.	21,500	449,146
Lixil Corp.	28,600	654,658
Makita Corp.	14,200	531,413
Marubeni Corp.	277,200	2,852,371
MatsukiyoCocokara & Co.	15,300	523,689
Mazda Motor Corp. *	246,300	1,897,434
Medipal Holdings Corp.	40,300	725,200
MEIJI Holdings Co., Ltd.	17,500	1,091,678
Minebea Mitsumi, Inc.	29,500	721,882
MISUMI Group, Inc.	10,500	340,640
Mitsubishi Chemical Holdings Corp.	261,800	2,053,607
Mitsubishi Corp.	180,000	6,111,436
Mitsubishi Electric Corp.	286,900	3,592,963
Mitsubishi Estate Co., Ltd.	79,800	1,149,313
Mitsubishi Gas Chemical Co., Inc.	28,100	538,264
Mitsubishi Heavy Industries Ltd.	74,400	2,020,659
Mitsubishi Materials Corp.	41,300	736,731

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Motors Corp. *	227,600	649,845
Mitsubishi UFJ Financial Group, Inc.	1,185,534	7,185,853
Mitsui & Co., Ltd.	173,700	4,331,274
Mitsui Chemicals, Inc.	29,300	783,618
Mitsui Fudosan Co., Ltd.	75,200	1,612,087
Mitsui Mining & Smelting Co., Ltd.	11,100	313,885
Mitsui O.S.K. Lines Ltd.	14,700	1,138,404
Mizuho Financial Group, Inc.	259,821	3,519,535
MS&AD Insurance Group Holdings, Inc.	55,590	1,906,710
Murata Manufacturing Co., Ltd.	25,200	1,894,618
Nagase & Co., Ltd.	30,600	488,764
Nagoya Railroad Co., Ltd. *	28,000	442,149
NEC Corp.	28,900	1,127,484
NGK Insulators Ltd.	30,800	520,450
NGK Spark Plug Co., Ltd.	33,100	562,697
NH Foods Ltd.	23,500	906,258
NHK Spring Co., Ltd.	52,300	409,905
Nichirei Corp.	13,500	310,654
Nidec Corp.	10,000	886,298
Nikon Corp.	63,300	660,660
Nintendo Co., Ltd.	2,680	1,313,311
Nippon Electric Glass Co., Ltd.	14,400	359,717
Nippon Express Holdings, Inc.	12,900	764,502
Nippon Light Metal Holdings Co., Ltd.	19,320	296,054
Nippon Paper Industries Co., Ltd.	39,400	399,231
Nippon Shokubai Co., Ltd.	6,100	287,263
Nippon Steel Corp.	194,000	3,170,844
Nippon Steel Trading Corp.	8,500	383,664
Nippon Telegraph & Telephone Corp.	192,516	5,509,372
Nippon Yusen K.K.	18,600	1,458,116
Nissan Motor Co., Ltd. *	706,800	3,740,801
Nisshin Seifun Group, Inc.	31,330	439,941
Nissin Foods Holdings Co., Ltd.	4,100	290,824
Nitori Holdings Co., Ltd.	3,000	429,788
Nitto Denko Corp.	14,100	1,097,821
NOK Corp.	36,800	393,463
Nomura Holdings, Inc.	237,600	1,049,609
Nomura Real Estate Holdings, Inc.	14,200	332,519
NSK Ltd.	99,200	676,646
NTN Corp. *	136,200	274,699
NTT Data Corp.	44,400	851,181
Obayashi Corp.	148,300	1,201,548
Odakyu Electric Railway Co., Ltd.	16,300	288,033
Oji Holdings Corp.	171,100	910,778
Olympus Corp.	31,500	704,877
Omron Corp.	10,100	738,406
Ono Pharmaceutical Co., Ltd.	19,000	460,782
Oriental Land Co., Ltd.	3,300	574,475
ORIX Corp.	106,600	2,198,851
Osaka Gas Co., Ltd.	69,900	1,188,746
Otsuka Corp.	6,900	279,980
Otsuka Holdings Co., Ltd.	34,200	1,166,812
PALTAC Corp.	6,400	245,294
Pan Pacific International Holdings Corp.	19,000	255,718
Panasonic Corp.	352,150	3,876,997
Persol Holdings Co., Ltd.	16,000	413,053
Rakuten Group, Inc.	32,700	283,685
Recruit Holdings Co., Ltd.	33,300	1,645,972
Renesas Electronics Corp. *	29,900	343,157
Resona Holdings, Inc.	216,358	929,785
Ricoh Co., Ltd.	119,400	1,008,263
Rohm Co., Ltd.	6,200	522,270
Ryohin Keikaku Co., Ltd.	19,600	281,444
Sankyu, Inc.	7,700	278,568
Santen Pharmaceutical Co., Ltd.	24,200	274,771
SBI Holdings, Inc.	13,700	353,402
Secom Co., Ltd.	14,100	992,838
Seibu Holdings, Inc. *	28,300	277,640
Seiko Epson Corp.	40,900	637,079
SECURITY	NUMBER OF SHARES	VALUE ($)
Seino Holdings Co., Ltd.	29,600	293,675
Sekisui Chemical Co., Ltd.	49,600	867,206
Sekisui House Ltd.	82,000	1,661,333
Seven & i Holdings Co., Ltd.	94,200	4,790,883
SG Holdings Co., Ltd.	23,900	507,356
Shikoku Electric Power Co., Inc.	46,500	323,242
Shimadzu Corp.	9,900	357,209
Shimamura Co., Ltd.	4,300	393,433
Shimano, Inc.	2,200	493,333
Shimizu Corp.	117,900	785,029
Shin-Etsu Chemical Co., Ltd.	16,200	2,710,410
Shionogi & Co., Ltd.	13,200	752,303
Shiseido Co., Ltd.	12,500	630,550
Showa Denko K.K.	31,300	650,219
SMC Corp.	1,700	948,195
Softbank Corp.	278,700	3,493,745
SoftBank Group Corp.	88,200	3,907,219
Sojitz Corp.	56,460	884,828
Sompo Holdings, Inc.	33,100	1,548,863
Sony Group Corp.	43,200	4,832,718
Stanley Electric Co., Ltd.	17,500	409,051
Subaru Corp.	157,500	2,866,712
Sumco Corp.	14,700	271,010
Sumitomo Chemical Co., Ltd.	289,300	1,458,954
Sumitomo Corp.	189,000	2,921,072
Sumitomo Electric Industries Ltd.	186,800	2,476,686
Sumitomo Forestry Co., Ltd.	23,600	415,492
Sumitomo Heavy Industries Ltd.	24,500	643,430
Sumitomo Metal Mining Co., Ltd.	19,900	919,175
Sumitomo Mitsui Financial Group, Inc.	138,710	4,996,466
Sumitomo Mitsui Trust Holdings, Inc.	33,600	1,161,928
Sumitomo Realty & Development Co., Ltd.	25,800	798,257
Sumitomo Rubber Industries Ltd.	47,300	492,194
Suntory Beverage & Food Ltd.	14,300	549,101
Suzuken Co., Ltd.	23,930	710,253
Suzuki Motor Corp.	64,400	2,741,773
Sysmex Corp.	4,100	390,283
T&D Holdings, Inc.	45,950	679,063
Taiheiyo Cement Corp.	31,000	616,782
Taisei Corp.	35,200	1,153,893
Taiyo Yuden Co., Ltd.	6,100	296,284
Takashimaya Co., Ltd.	44,700	424,492
Takeda Pharmaceutical Co., Ltd.	96,421	2,794,588
TDK Corp.	30,000	1,083,446
Teijin Ltd.	48,100	606,384
Terumo Corp.	18,800	686,272
The Chugoku Electric Power Co., Inc.	64,600	507,732
The Kansai Electric Power Co., Inc.	201,500	1,901,984
The Yokohama Rubber Co., Ltd.	21,300	310,524
TIS, Inc.	16,900	444,481
Tobu Railway Co., Ltd.	20,700	484,860
Toho Gas Co., Ltd.	9,200	251,443
Toho Holdings Co., Ltd.	21,500	336,175
Tohoku Electric Power Co., Inc.	184,500	1,299,596
Tokio Marine Holdings, Inc.	55,200	3,293,986
Tokyo Electric Power Co. Holdings, Inc. *	1,120,200	2,984,493
Tokyo Electron Ltd.	4,100	2,005,445
Tokyo Gas Co., Ltd.	89,600	1,809,180
Tokyu Corp.	55,400	736,146
Tokyu Fudosan Holdings Corp.	83,900	459,619
Toppan, Inc.	62,800	1,194,584
Toray Industries, Inc.	265,600	1,678,542
Toshiba Corp.	42,900	1,776,490
Tosoh Corp.	51,000	797,971
TOTO Ltd.	9,800	421,796
Toyo Seikan Group Holdings Ltd.	42,100	512,813
Toyo Suisan Kaisha Ltd.	9,100	372,852
Toyoda Gosei Co., Ltd.	16,100	338,375

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyota Industries Corp.	12,900	1,006,310
Toyota Motor Corp.	1,310,290	25,895,485
Toyota Tsusho Corp.	38,800	1,573,476
TS Tech Co., Ltd.	27,400	361,035
Tsuruha Holdings, Inc.	3,400	273,851
Ube Industries Ltd.	28,000	503,428
Unicharm Corp.	12,600	486,908
West Japan Railway Co.	30,563	1,280,704
Yakult Honsha Co., Ltd.	7,400	375,191
Yamada Holdings Co., Ltd.	199,700	673,960
Yamaha Corp.	8,800	400,885
Yamaha Motor Co., Ltd.	45,000	1,071,608
Yamato Holdings Co., Ltd.	42,100	896,487
Yamazaki Baking Co., Ltd.	26,600	380,323
Yaskawa Electric Corp.	9,100	381,020
Yokogawa Electric Corp.	23,200	380,143
Z Holdings Corp.	110,600	561,700
		357,004,888

Netherlands 2.5%
Aalberts N.V.	6,033	368,798
ABN AMRO Bank N.V. CVA	78,689	1,262,884
Aegon N.V.	268,988	1,517,494
Akzo Nobel N.V.	17,317	1,792,442
APERAM S.A.	6,807	383,571
ArcelorMittal S.A.	120,961	3,593,029
ASML Holding N.V.	3,067	2,077,262
ASR Nederland N.V.	15,923	740,350
Heineken Holding N.V.	10,068	882,681
Heineken N.V.	12,783	1,370,934
ING Groep N.V.	376,753	5,571,838
Koninklijke Ahold Delhaize N.V.	172,385	5,589,515
Koninklijke DSM N.V.	7,184	1,346,716
Koninklijke KPN N.V.	320,613	1,057,544
Koninklijke Philips N.V.	52,682	1,752,376
NN Group N.V.	34,609	1,936,793
Randstad N.V.	16,524	1,074,947
Signify N.V.	16,164	856,190
SNS Reaal N.V. *(a)	124,822	0
Unibail-Rodamco-Westfield *	15,880	1,210,012
Universal Music Group NV	38,329	946,310
Wolters Kluwer N.V.	7,952	809,343
		36,141,029

New Zealand 0.1%
Contact Energy Ltd.	65,222	338,094
Fletcher Building Ltd.	123,763	526,373
Spark New Zealand Ltd.	154,278	440,947
		1,305,414

Norway 0.7%
DNB Bank A.S.A.	63,561	1,512,764
Equinor A.S.A.	146,763	4,045,936
Mowi A.S.A.	28,539	700,459
Norsk Hydro A.S.A.	163,570	1,257,086
Orkla A.S.A.	60,702	580,092
Subsea 7 S.A.	59,401	446,593
Telenor A.S.A.	77,122	1,274,559
Yara International A.S.A.	19,539	1,003,285
		10,820,774

Poland 0.3%
Bank Polska Kasa Opieki S.A.	15,454	514,948
Grupa Lotos S.A. *	29,840	400,954
KGHM Polska Miedz S.A.	9,404	324,393
SECURITY	NUMBER OF SHARES	VALUE ($)
PGE Polska Grupa Energetyczna S.A. *	151,058	284,567
Polski Koncern Naftowy ORLEN S.A.	104,607	1,828,265
Polskie Gornictwo Naftowe i Gazownictwo S.A.	288,745	377,070
Powszechna Kasa Oszczednosci Bank Polski S.A. *	48,946	572,977
Powszechny Zaklad Ubezpieczen S.A.	62,262	554,360
		4,857,534

Portugal 0.2%
EDP - Energias de Portugal S.A.	282,913	1,448,263
Galp Energia, SGPS, S.A.	96,514	1,064,190
Jeronimo Martins, SGPS, S.A.	20,509	492,853
		3,005,306

Republic of Korea 5.2%
Amorepacific Corp. *	1,775	231,498
BNK Financial Group, Inc. *	60,089	405,273
CJ CheilJedang Corp. *	1,312	380,552
CJ Corp. *	5,631	376,380
Coway Co., Ltd. *	5,180	298,430
DB Insurance Co., Ltd. *	10,946	548,286
E-MART, Inc.	5,342	594,572
GS Engineering & Construction Corp. *	11,120	370,057
GS Holdings Corp. *	20,936	675,958
Hana Financial Group, Inc.	37,102	1,397,943
Hankook Tire & Technology Co., Ltd. *	13,294	375,385
Hanwha Corp. *	19,224	479,560
Hanwha Solutions Corp. *	9,403	256,623
Hyundai Engineering & Construction Co., Ltd. *	16,661	596,667
Hyundai Glovis Co., Ltd.	3,652	499,634
Hyundai Heavy Industries Holdings Co., Ltd.	17,585	709,028
Hyundai Marine & Fire Insurance Co., Ltd. *	19,337	411,415
Hyundai Mobis Co., Ltd.	11,083	2,175,620
Hyundai Motor Co.	20,408	3,289,339
Hyundai Steel Co.	26,724	882,643
Industrial Bank of Korea *	46,239	401,461
KB Financial Group, Inc.	38,745	1,920,190
Kia Corp.	38,476	2,682,766
Korea Electric Power Corp. *	132,480	2,277,886
Korea Gas Corp. *	12,386	364,338
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	6,575	444,485
Korea Zinc Co., Ltd. *	1,196	508,752
Korean Air Lines Co., Ltd. *	17,318	418,187
KT&G Corp.	12,157	785,292
LG Chem Ltd. *	2,122	1,137,520
LG Corp. *	5,827	360,350
LG Display Co., Ltd.	73,326	1,233,164
LG Electronics, Inc.	15,541	1,688,413
LG Household & Health Care Ltd.	363	295,281
LG Uplus Corp.	54,886	598,073
Lotte Chemical Corp. *	3,664	602,518
Lotte Shopping Co., Ltd. *	5,339	358,850
LX Holdings Corp. *	5,833	46,177
NAVER Corp.	1,433	378,513
POSCO	18,054	4,038,561
Posco International Corp.	20,054	346,803
Samsung C&T Corp.	7,870	711,980
Samsung Electro-Mechanics Co., Ltd.	3,998	608,248
Samsung Electronics Co., Ltd.	395,959	24,628,285
Samsung Fire & Marine Insurance Co., Ltd.	5,434	908,300

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Life Insurance Co., Ltd.	8,508	430,921
Samsung SDI Co., Ltd.	896	444,670
Samsung SDS Co., Ltd.	2,896	343,769
Shinhan Financial Group Co., Ltd.	62,222	1,992,919
SK Hynix, Inc.	44,706	4,627,417
SK Innovation Co., Ltd. *	10,042	1,842,988
SK Square Co., Ltd. *	6,770	308,876
SK Telecom Co., Ltd.	10,269	488,754
SK, Inc.	7,888	1,460,221
S-Oil Corp.	6,846	519,703
Woori Financial Group, Inc.	84,116	1,034,826
		76,194,320

Singapore 0.8%
CapitaLand Integrated Commercial Trust	1	1
Capitaland Investment Ltd. *	306,686	786,916
ComfortDelGro Corp., Ltd.	356,800	360,272
DBS Group Holdings Ltd.	95,044	2,496,508
Jardine Cycle & Carriage Ltd.	21,100	317,204
Keppel Corp., Ltd.	154,400	650,983
Oversea-Chinese Banking Corp., Ltd.	209,344	1,948,629
Singapore Airlines Ltd. *	140,270	523,222
Singapore Telecommunications Ltd.	856,886	1,553,727
United Overseas Bank Ltd.	80,852	1,806,934
Venture Corp., Ltd.	24,000	314,442
Wilmar International Ltd.	279,266	888,396
		11,647,234

Spain 3.1%
Acciona S.A.	1,902	331,300
ACS Actividades de Construccion y Servicios S.A.	40,831	1,030,844
Aena SME S.A. *	4,283	692,058
Amadeus IT Group S.A. *	15,940	1,096,038
Banco Bilbao Vizcaya Argentaria S.A.	915,470	5,844,937
Banco De Sabadell S.A. *	1,712,831	1,332,160
Banco Santander S.A.	3,030,091	10,625,323
Bankinter S.A.	46,710	273,917
CaixaBank S.A.	422,306	1,358,719
Enagas S.A.	19,298	417,263
Endesa S.A.	33,787	756,443
Ferrovial S.A.	19,662	546,379
Grifols S.A.	17,227	303,786
Iberdrola S.A.	437,818	5,019,610
Iberdrola S.A. - Interim Shares *(a)	7,091	81,299
Industria de Diseno Textil S.A.	50,930	1,544,676
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	52,055	93,444
Mapfre S.A.	173,473	376,747
Naturgy Energy Group S.A.	36,619	1,159,441
Red Electrica Corp. S.A.	29,714	598,981
Repsol S.A.	339,620	4,315,756
Telefonica S.A.	1,473,137	6,867,129
		44,666,250

Sweden 1.8%
Alfa Laval AB	11,423	385,883
Assa Abloy AB, B Shares	33,752	924,200
Atlas Copco AB, A Shares	17,826	1,055,050
Atlas Copco AB, B Shares	10,696	547,023
Boliden AB	25,587	1,036,082
Electrolux AB, B Shares	20,784	432,457
Epiroc AB, A Shares	15,394	328,495
Epiroc AB, B Shares	8,801	159,288
Essity AB, B Shares	36,209	1,020,745
H & M Hennes & Mauritz AB, B Shares	87,508	1,742,358
SECURITY	NUMBER OF SHARES	VALUE ($)
Hexagon AB, B Shares	39,723	535,787
Husqvarna AB, B Shares	26,386	366,870
Industrivarden AB, A Shares	8,003	252,990
Industrivarden AB, C Shares	6,021	187,016
Investor AB, A Shares	21,529	489,769
Investor AB, B Shares	70,867	1,538,659
Lundin Energy AB	11,956	486,225
Sandvik AB	50,876	1,339,795
Securitas AB, B Shares	42,313	511,067
Skandinaviska Enskilda Banken AB, A Shares	77,073	996,310
Skanska AB, B Shares	33,401	817,752
SKF AB, B Shares	33,439	733,054
SSAB AB, A Shares *	47,816	283,089
SSAB AB, B Shares *	98,094	510,734
Svenska Cellulosa AB, S.C.A., B Shares	24,177	421,009
Svenska Handelsbanken AB, A Shares	100,036	1,066,139
Swedbank AB, A Shares	85,187	1,667,809
Swedish Match AB	54,854	424,421
Tele2 AB, B Shares	34,412	500,697
Telefonaktiebolaget LM Ericsson, B Shares	131,204	1,638,225
Telia Co. AB	338,584	1,334,493
Trelleborg AB, B Shares	16,342	411,473
Volvo AB, A Shares	17,805	407,271
Volvo AB, B Shares	107,428	2,424,265
		26,976,500

Switzerland 5.0%
ABB Ltd.	78,959	2,737,649
Adecco Group AG	29,095	1,385,888
Alcon, Inc.	13,946	1,075,357
Baloise Holding AG	2,748	481,385
Barry Callebaut AG	144	330,570
Chocoladefabriken Lindt & Spruengli AG	3	345,438
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	25	290,134
Cie Financiere Richemont S.A.	19,700	2,863,076
Clariant AG *	16,118	341,622
Credit Suisse Group AG	133,296	1,267,033
DKSH Holding AG	4,476	358,878
Dufry AG *	7,414	384,209
Geberit AG	944	641,382
Georg Fischer AG	272	397,750
Givaudan S.A.	201	832,728
Holcim Ltd. *	54,833	2,972,018
Julius Baer Group Ltd.	7,435	485,875
Kuehne & Nagel International AG	1,973	557,150
Lonza Group AG	1,007	694,268
Nestle S.A.	123,243	15,915,390
Novartis AG	92,956	8,076,900
Partners Group Holding AG	312	434,990
Roche Holding AG	28,774	11,135,514
Roche Holding AG - Bearer Shares	1,106	455,447
Schindler Holding AG	784	196,684
Schindler Holding AG - Participation Certificates	1,473	369,699
SGS S.A.	241	687,229
Sika AG	2,209	772,872
Sonova Holding AG	1,155	411,457
Swiss Life Holding AG	2,228	1,433,962
Swiss Prime Site AG	3,655	361,393
Swiss Re AG	25,892	2,821,137
Swisscom AG	2,246	1,283,757
The Swatch Group AG	5,149	289,039
The Swatch Group AG - Bearer Shares	2,751	802,528

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UBS Group AG	216,783	4,021,226
Zurich Insurance Group AG	9,750	4,663,505
		72,575,139

United Kingdom 17.5%
3i Group plc	37,174	692,321
abrdn plc	339,239	1,109,442
Admiral Group plc	7,919	336,722
Anglo American plc	80,193	3,535,347
Antofagasta plc	15,737	286,277
Ashtead Group plc	15,015	1,073,993
Associated British Foods plc	39,267	1,036,488
AstraZeneca plc	49,797	5,792,782
Aviva plc	373,386	2,204,470
BAE Systems plc	277,280	2,169,925
Balfour Beatty plc	93,994	322,205
Barclays plc	1,479,945	3,970,422
Barratt Developments plc	114,592	953,066
Bellway plc	15,293	588,461
Berkeley Group Holdings plc	10,598	604,828
BP plc	4,877,980	25,287,067
British American Tobacco plc	211,018	9,009,408
BT Group plc	1,888,705	5,002,557
Bunzl plc	22,063	826,413
Burberry Group plc	25,115	637,141
Carnival plc *	20,078	368,445
Centrica plc *	2,262,981	2,225,108
Coca-Cola HBC AG *	12,455	412,517
Compass Group plc	117,746	2,676,087
CRH plc	61,925	3,126,056
Croda International plc	3,587	387,389
Currys plc	395,135	569,888
DCC plc	11,825	994,288
Diageo plc	73,376	3,702,653
Direct Line Insurance Group plc	197,375	813,606
Drax Group plc	60,586	493,598
DS Smith plc	114,652	585,522
easyJet plc *	46,104	389,509
Evraz plc	65,469	444,771
Experian plc	22,576	942,952
Ferguson plc	13,978	2,198,605
FirstGroup plc *	360,180	496,039
GlaxoSmithKline plc	368,554	8,224,646
Glencore plc *	2,213,311	11,530,495
Hays plc	221,783	432,174
HSBC Holdings plc	2,069,208	14,727,254
Imperial Brands plc	148,543	3,521,932
Inchcape plc	60,572	690,715
Informa plc *	74,571	564,083
InterContinental Hotels Group plc *	6,887	455,047
International Consolidated Airlines Group S.A. *	244,767	523,233
Intertek Group plc	5,830	423,086
ITV plc *	448,754	686,436
J. Sainsbury plc	383,250	1,505,999
John Wood Group plc *	156,616	471,467
Johnson Matthey plc	31,146	822,525
Kingfisher plc	338,547	1,518,165
Land Securities Group plc	41,332	443,924
Legal & General Group plc	433,393	1,694,548
Lloyds Banking Group plc	8,077,883	5,605,815
London Stock Exchange Group plc	3,485	341,228
M&G plc	794,888	2,326,412
Marks & Spencer Group plc *	496,982	1,470,773
Meggitt plc *	61,017	616,287
Melrose Industries plc	197,330	401,964
Micro Focus International plc	85,094	523,509
Mondi plc	49,603	1,241,026
SECURITY	NUMBER OF SHARES	VALUE ($)
National Grid plc	329,172	4,816,746
Natwest Group plc	194,842	640,403
Next plc	6,084	619,872
Pearson plc	70,922	592,159
Pennon Group plc	20,548	301,082
Persimmon plc	31,552	1,027,948
Polymetal International plc	16,126	231,708
Prudential plc	103,742	1,748,646
Reckitt Benckiser Group plc	27,523	2,229,971
RELX plc	62,094	1,910,035
Rentokil Initial plc	49,143	344,135
Rio Tinto plc	95,790	6,751,788
Rolls-Royce Holdings plc *	427,263	669,726
Royal Mail plc	178,906	1,069,081
Severn Trent plc	16,469	639,397
Shell plc *	1,968,277	50,562,504
Smith & Nephew plc	47,138	801,675
Smiths Group plc	28,990	611,039
Smurfit Kappa Group plc	18,199	960,351
SSE plc	108,989	2,345,009
Standard Chartered plc	233,340	1,699,357
Tate & Lyle plc	48,753	466,335
Taylor Wimpey plc	437,174	896,887
Tesco plc	1,218,034	4,892,442
The Sage Group plc	46,574	455,120
Travis Perkins plc	28,516	578,592
TUI AG *	240,791	829,930
Unilever plc	133,685	6,855,614
United Utilities Group plc	46,631	672,693
Vodafone Group plc	5,740,646	10,079,796
Whitbread plc *	15,211	625,896
Wickes Group plc	33,172	91,546
WPP plc	150,789	2,364,449
		256,411,043
Total Common Stocks (Cost $1,127,443,318)		1,447,158,447

PREFERRED STOCKS 1.0% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	9,679	837,680
FUCHS PETROLUB SE	7,215	311,797
Henkel AG & Co. KGaA	14,028	1,147,329
Volkswagen AG	29,726	6,191,099
		8,487,905

Italy 0.1%
Telecom Italia S.p.A. - RSP	2,176,217	971,827

Republic of Korea 0.3%
Amorepacific Corp. *	434	25,719
Hyundai Motor Co., Ltd.	4,120	326,176
Hyundai Motor Co., Ltd. 2nd	4,334	352,438
LG Chem Ltd. *	631	160,180
LG Electronics, Inc.	3,872	199,303
LG Household & Health Care Ltd.	87	39,882
Samsung Electronics Co., Ltd.	67,979	3,823,632
Samsung SDI Co., Ltd.	142	36,989
		4,964,319
Total Preferred Stocks (Cost $11,196,694)		14,424,051

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A.
expires 02/02/22 *(a)	40,831	20,450
Total Rights (Cost $21,886)		20,450

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	11,888,528	11,888,528

Time Deposits 0.2%
BNP Paribas SA
CHF
(1.46%), 02/01/22 (e)(f)	8,893	9,597
USD
0.01%, 02/01/22 (e)	2,642,350	2,642,350
Brown Brothers Harriman & Co.
AUD
(0.16%), 02/01/22 (e)(f)	29,982	21,199
DKK
(0.78%), 02/01/22 (e)(f)	84,380	12,741
HKD
0.01%, 02/04/22 (e)	93,311	11,968
NOK
0.10%, 02/01/22 (e)	121,043	13,609
NZD
0.10%, 02/01/22 (e)	22,795	14,999
SGD
0.00%, 02/03/22 (e)(f)	18,828	13,937
Citibank NA
EUR
(0.79%), 02/01/22 (e)(f)	123,822	139,107
GBP
0.02%, 02/01/22 (e)	257,620	346,473
Royal Bank of Canada
CAD
0.01%, 02/01/22 (e)	123,844	97,427
Sumitomo Mitsui Banking Corp.
JPY
(0.35%), 02/01/22 (e)(f)	5,814,310	50,524
		3,373,931
Total Short-Term Investments (Cost $15,262,458)		15,262,459
Total Investments in Securities (Cost $1,153,924,356)		1,476,865,407

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/18/22	53	5,923,545	19,923

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $11,288,399.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
JPY —	Japanese Yen
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SGD —	Singapore Dollar
USD —	U.S. Dollar

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$463,318,364	$—	$463,318,364
Australia	4,495,489	70,897,198	802	75,393,489
Canada	114,843,312	—	—	114,843,312
France	—	128,586,670	950,099	129,536,769
Germany	1,911,007	106,508,663	—	108,419,670
Hong Kong	—	24,975,634	206,718	25,182,352
Italy	161,842	44,314,868	—	44,476,710
Netherlands	—	36,141,029	0*	36,141,029
Republic of Korea	308,876	75,885,444	—	76,194,320
Spain	—	44,584,951	81,299	44,666,250
Switzerland	345,438	72,229,701	—	72,575,139
United Kingdom	91,546	256,319,497	—	256,411,043
Preferred Stocks[1]	—	14,424,051	—	14,424,051
Rights[1]	—	—	20,450	20,450
Short-Term Investments[1]	—	3,373,931	—	3,373,931
Money Market Funds	11,888,528	—	—	11,888,528
Futures Contracts[2]	19,923	—	—	19,923
Total	$134,065,961	$1,341,560,001	$1,259,368	$1,476,885,330

*	Level 3 amount shown includes securities determined to have no value at January 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 5.1%
Adbri Ltd.	189,163	394,306
ALS Ltd.	48,597	407,966
Ansell Ltd.	28,565	543,076
ARB Corp Ltd.	4,804	158,287
ASX Ltd.	11,089	657,672
AusNet Services Ltd.	421,242	775,127
Austal Ltd.	143,954	205,338
Bank of Queensland Ltd.	137,141	746,012
Bapcor Ltd.	45,804	229,507
Beach Energy Ltd.	354,267	374,223
Bega Cheese Ltd.	59,288	214,687
Blackmores Ltd.	2,948	171,208
Breville Group Ltd.	10,773	219,406
carsales.com Ltd.	16,218	256,524
Challenger Ltd.	142,659	582,744
Charter Hall Group	18,149	217,386
Charter Hall Retail REIT	60,520	172,690
CIMIC Group Ltd.	45,293	529,121
Cleanaway Waste Management Ltd.	189,268	386,372
Cochlear Ltd.	3,607	494,638
Collins Foods Ltd.	18,662	155,667
Coronado Global Resources, Inc. *	389,204	378,097
Costa Group Holdings Ltd.	72,716	143,831
Cromwell Property Group	239,501	142,879
CSR Ltd.	178,831	712,385
Dexus	110,209	802,312
Domino's Pizza Enterprises Ltd.	2,775	204,693
Eagers Automotive Ltd.	33,348	303,759
Eclipx Group Ltd. *	173,526	259,194
Elders Ltd.	28,261	218,536
Event Hospitality & Entertainment Ltd. *	32,056	306,271
Evolution Mining Ltd.	230,067	578,027
Flight Centre Travel Group Ltd. *	52,229	619,553
G.U.D. Holdings Ltd.	19,775	173,000
G8 Education Ltd. *	434,980	342,721
Genworth Mortgage Insurance Australia Ltd.	112,107	193,801
GrainCorp Ltd., Class A	127,303	657,619
GWA Group Ltd.	84,582	151,682
Harvey Norman Holdings Ltd.	145,629	507,567
Healius Ltd.	123,626	391,345
Humm Group Ltd. *	201,918	119,405
IGO Ltd.	42,339	358,231
Iluka Resources Ltd.	34,499	256,532
Inghams Group Ltd.	83,923	195,379
InvoCare Ltd.	19,853	157,647
IOOF Holdings Ltd.	170,206	426,859
IRESS Ltd.	28,362	229,444
Link Administration Holdings Ltd.	103,615	397,163
Magellan Financial Group Ltd.	9,551	127,085
McMillan Shakespeare Ltd.	20,673	164,850
Mineral Resources Ltd.	12,668	503,438
SECURITY	NUMBER OF SHARES	VALUE ($)
Monadelphous Group Ltd.	50,795	323,569
Myer Holdings Ltd. *	1,399,575	436,699
nib Holdings Ltd.	98,040	432,562
Nine Entertainment Co. Holdings Ltd.	201,761	376,534
Northern Star Resources Ltd.	69,509	414,268
NRW Holdings Ltd.	285,721	322,883
Nufarm Ltd.	130,141	413,306
Orora Ltd.	389,738	959,594
OZ Minerals Ltd.	36,517	633,465
Pendal Group Ltd.	75,575	259,556
Perenti Global Ltd.	412,339	225,863
Perpetual Ltd.	14,734	344,361
Platinum Asset Management Ltd.	63,171	111,056
Premier Investments Ltd.	11,759	241,269
Qube Holdings Ltd.	199,924	412,577
REA Group Ltd.	1,815	188,028
Reece Ltd.	22,972	354,651
Regis Resources Ltd.	198,464	241,405
Reliance Worldwide Corp., Ltd.	79,576	293,875
Sandfire Resources Ltd.	72,716	349,428
SEEK Ltd.	28,058	581,452
Seven Group Holdings Ltd.	16,921	261,667
Shopping Centres Australasia Property Group	104,717	209,214
Southern Cross Media Group Ltd.	122,381	163,705
St. Barbara Ltd.	292,989	256,717
Steadfast Group Ltd.	63,422	208,706
Super Retail Group Ltd.	48,303	399,496
Sydney Airport *	108,967	669,724
Tassal Group Ltd.	74,853	186,906
The GPT Group	199,809	708,054
The Star Entertainment Grp Ltd. *	322,443	787,638
TPG Telecom Ltd.	35,782	150,227
Vicinity Centres	826,854	958,579
Virgin Australia International Holdings Ltd. *(a)	176,214	0
Washington H Soul Pattinson & Co., Ltd.	8,636	167,658
Whitehaven Coal Ltd. *	590,262	1,130,160
Worley Ltd.	102,684	846,080
		32,936,194

Austria 0.9%
ANDRITZ AG	17,418	926,699
AT&S Austria Technologie & Systemtechnik AG	6,243	290,775
BAWAG Group AG *	14,861	891,885
CA Immobilien Anlagen AG	4,912	178,520
EVN AG	9,894	291,248
IMMOFINANZ AG *	11,294	292,982
Lenzing AG *	4,049	497,005
Mayr Melnhof Karton AG	2,350	457,200
Oesterreichische Post AG	10,137	425,489
S IMMO AG	7,463	191,261
UNIQA Insurance Group AG	36,629	339,523

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	4,171	441,751
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,394	333,730
		5,558,068

Belgium 1.3%
Ackermans & van Haaren N.V.	5,502	1,062,023
AGFA-Gevaert N.V. *	60,548	256,906
Barco N.V.	14,144	292,094
Befimmo S.A.	4,692	175,915
Bekaert S.A.	15,595	726,053
bpost S.A. *	64,165	473,666
Cie d'Entreprises CFE	2,961	401,104
Cofinimmo S.A.	2,350	346,674
D'ieteren Group	5,791	1,008,991
Elia Group S.A./N.V.	3,945	532,357
Euronav N.V.	63,918	526,570
KBC Ancora	4,364	210,287
Melexis N.V.	1,967	206,245
Ontex Group N.V. *	60,032	439,616
Orange Belgium S.A.	10,489	228,371
Sofina S.A.	915	364,305
Telenet Group Holding N.V.	18,655	716,138
Tessenderlo Group S.A. *	7,450	290,201
Warehouses De Pauw CVA	4,676	201,168
		8,458,684

Canada 8.6%
Aclara Resources, Inc. *(b)	10,321	10,149
Aecon Group, Inc.	28,854	394,057
Ag Growth International, Inc. (b)	6,460	172,534
Alamos Gold, Inc., Class A	31,622	215,681
Algonquin Power & Utilities Corp.	63,321	904,123
Allied Properties Real Estate Investment Trust	12,093	425,536
Altus Group Ltd.	3,504	168,178
Artis Real Estate Investment Trust	42,527	406,485
ATS Automation Tooling Systems, Inc. *	7,025	286,825
AutoCanada, Inc. *	8,704	258,624
B2Gold Corp.	125,261	451,320
Badger Infrastructure Solutions Ltd.	7,594	183,943
Baytex Energy Corp. *	238,204	884,493
Birchcliff Energy Ltd.	82,518	407,023
BlackBerry Ltd. *	34,714	285,653
Boardwalk Real Estate Investment Trust (b)	7,571	333,180
Boralex, Inc., Class A	6,087	158,262
Boyd Group Services, Inc.	1,881	284,410
Brookfield Infrastructure Corp., Class A	16,987	1,126,676
BRP, Inc.	4,575	380,245
CAE, Inc. *	32,239	814,123
Cameco Corp.	44,673	868,403
Canadian Apartment Properties REIT	13,632	599,587
Canadian Utilities Ltd., Class A (b)	35,466	1,030,374
Canadian Western Bank	15,276	464,235
Canfor Corp. *	23,604	536,273
Capital Power Corp.	22,019	683,877
Cascades, Inc.	58,790	588,293
Celestica, Inc. *	99,481	1,238,866
Centerra Gold, Inc.	54,281	438,125
Chartwell Retirement Residences	39,869	389,861
Chemtrade Logistics Income Fund (b)	66,448	381,077
Choice Properties Real Estate Investment Trust	24,766	282,700
Chorus Aviation, Inc. *(b)	110,115	313,587
Cineplex, Inc. *(b)	42,992	438,663
Cogeco Communications, Inc.	2,583	212,021
Cogeco, Inc.	5,863	377,937
SECURITY	NUMBER OF SHARES	VALUE ($)
Colliers International Group, Inc.	2,431	354,643
Cominar Real Estate Investment Trust	77,204	709,999
Constellation Software, Inc.	611	1,052,349
Corus Entertainment, Inc., B Shares	157,329	622,558
Crombie Real Estate Investment Trust (b)	14,364	195,603
Dorel Industries, Inc., Class B (b)	28,513	561,220
Dream Office Real Estate Investment Trust	18,738	362,333
ECN Capital Corp.	21,986	92,361
Element Fleet Management Corp.	40,593	413,546
Enerflex Ltd.	71,185	403,203
Enerplus Corp.	87,617	1,014,611
Exchange Income Corp.	9,867	329,120
Extendicare, Inc. (b)	24,722	141,196
First Capital Real Estate Investment Trust	44,432	620,786
FirstService Corp.	1,282	204,420
Franco-Nevada Corp.	6,013	795,032
Gibson Energy, Inc.	49,360	949,806
Granite Real Estate Investment Trust	3,119	236,731
Home Capital Group, Inc. *	12,360	350,240
Hudbay Minerals, Inc.	65,526	470,639
IAMGOLD Corp. *	139,284	339,677
IGM Financial, Inc.	19,247	676,215
Innergex Renewable Energy, Inc.	11,358	166,642
Interfor Corp.	20,624	614,591
Intertape Polymer Group, Inc.	12,252	247,228
Just Energy Group, Inc. *(b)	16,771	16,492
Killam Apartment Real Estate Investment Trust	11,291	194,260
Kirkland Lake Gold Ltd.	15,697	591,254
Laurentian Bank of Canada	11,651	405,491
LifeWorks, Inc.	8,085	175,101
Lundin Mining Corp.	97,993	816,384
Maple Leaf Foods, Inc.	26,256	638,662
Martinrea International, Inc.	76,712	632,452
MEG Energy Corp. *	115,316	1,373,468
Mullen Group Ltd.	41,275	381,205
NFI Group, Inc. (b)	26,448	397,401
Northland Power, Inc.	19,900	576,265
NorthWest Healthcare Properties Real Estate Investment Trust	20,734	218,244
NuVista Energy Ltd. *	88,921	628,879
OceanaGold Corp. *	269,549	415,621
Pan American Silver Corp.	16,768	362,890
Parex Resources, Inc.	33,815	719,315
Pason Systems, Inc.	26,696	264,828
Peyto Exploration & Development Corp. (b)	98,227	769,650
PrairieSky Royalty Ltd.	25,759	331,524
Precision Drilling Corp. *	13,726	596,703
Premium Brands Holdings Corp.	3,697	348,949
Primo Water Corp.	34,609	577,475
Richelieu Hardware Ltd.	9,455	371,759
Ritchie Bros. Auctioneers, Inc.	7,968	485,671
Russel Metals, Inc.	29,041	724,683
Secure Energy Services, Inc.	136,778	649,915
ShawCor Ltd. *	97,211	451,966
Shopify, Inc., Class A *	172	166,019
Sienna Senior Living, Inc. (b)	15,916	185,060
Sleep Country Canada Holdings, Inc.	7,153	201,735
SmartCentres Real Estate Investment Trust	22,248	538,020
SSR Mining, Inc.	15,485	254,967
Stantec, Inc.	16,936	898,395
Stelco Holdings, Inc.	5,769	166,968
Stella-Jones, Inc.	16,330	511,938
Superior Plus Corp.	50,949	517,847
The Descartes Systems Group, Inc. *	2,337	170,024
The North West Co., Inc.	13,238	365,017
TMX Group Ltd.	4,228	430,101
Torex Gold Resources, Inc. *	18,776	184,045
Toromont Industries Ltd.	8,512	718,446

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tourmaline Oil Corp.	35,917	1,280,540
TransAlta Corp.	100,032	1,085,192
Transat AT, Inc. *	82,318	296,595
Transcontinental, Inc., Class A (b)	35,220	584,622
Tricon Residential, Inc.	13,762	201,696
Turquoise Hill Resources Ltd. *	18,789	329,027
Westshore Terminals Investment Corp.	12,357	262,373
Wheaton Precious Metals Corp.	20,392	822,161
Whitecap Resources, Inc.	164,624	1,161,686
Winpak Ltd.	8,180	242,604
Yamana Gold, Inc.	94,067	388,508
		55,400,241

Denmark 1.4%
Chr. Hansen Holding A/S	7,912	634,506
D/S Norden A/S	11,524	262,306
Demant A/S *	8,338	368,901
Dfds A/S *	8,096	395,217
FLSmidth & Co. A/S	19,661	662,775
Genmab A/S *	760	258,802
GN Store Nord A/S	7,938	480,360
H. Lundbeck A/S	12,167	309,577
Jyske Bank A/S *	14,654	863,153
Matas A/S	10,299	172,201
NKT A/S *	5,510	231,969
Per Aarsleff Holding A/S	7,281	328,069
Ringkjoebing Landbobank A/S	1,662	218,785
Rockwool International A/S, B Shares	964	369,222
Royal Unibrew A/S	4,842	556,662
Scandinavian Tobacco Group A/S, Class A	18,103	390,249
Schouw & Co. A/S	3,947	333,806
SimCorp A/S	2,273	211,935
Sydbank A/S	20,954	739,624
The Drilling Co., of 1972 A/S *	7,459	290,948
Topdanmark A/S	5,247	300,093
Tryg A/S	25,114	595,096
		8,974,256

Finland 1.1%
Aktia Bank Oyj	12,555	162,879
Cargotec Oyj, B Shares	14,151	706,518
Finnair Oyj *(b)	361,828	267,744
Huhtamaki Oyj	20,192	796,043
Kemira Oyj	33,754	496,153
Kojamo Oyj	14,880	341,137
Konecranes Oyj	17,783	715,314
Metsa Board Oyj	36,686	395,496
Neles Oyj	19,867	279,225
Orion Oyj, B Shares	18,873	767,427
Sanoma Oyj	16,070	242,721
TietoEVRY Oyj	16,843	501,189
Tokmanni Group Corp.	8,096	169,403
Uponor Oyj	11,257	249,782
Valmet Oyj	20,531	784,168
YIT Oyj	68,691	341,238
		7,216,437

France 3.9%
Aeroports de Paris *	6,400	868,485
Albioma S.A.	4,829	188,665
Alten S.A.	4,908	800,525
Amundi S.A.	7,919	615,594
Beneteau S.A. *	12,469	207,901
BioMerieux	3,237	379,580
CGG S.A. *	581,033	483,665
Cie Plastic Omnium S.A.	24,175	562,293
SECURITY	NUMBER OF SHARES	VALUE ($)
Coface S.A.	22,498	297,647
Covivio	7,953	664,140
Dassault Aviation S.A.	3,605	428,427
Derichebourg S.A. *	34,639	435,613
Edenred	17,539	753,341
Elior Group S.A. *	109,195	658,678
Eramet S.A. *	3,457	358,316
Eurofins Scientific SE	5,274	529,525
Euronext N.V.	5,176	499,030
Fnac Darty S.A.	9,742	578,209
Gaztransport Et Technigaz S.A.	2,437	223,575
Gecina S.A.	4,853	658,514
Getlink SE	51,289	809,077
ICADE	7,595	548,408
Imerys S.A.	16,482	757,437
Ipsen S.A.	4,288	417,226
IPSOS	13,187	602,555
JCDecaux S.A. *	23,251	636,476
Kaufman & Broad S.A.	7,144	283,563
Korian S.A.	17,654	387,029
La Francaise des Jeux SAEM	7,070	292,724
Maisons du Monde S.A.	15,499	353,880
Mercialys S.A.	24,085	266,994
Mersen S.A.	5,947	248,027
Metropole Television S.A.	22,599	440,893
Nexans S.A.	7,567	683,786
Nexity S.A.	16,384	686,027
Orpea S.A.	6,952	305,222
Quadient S.A.	22,504	459,879
Remy Cointreau S.A.	1,651	344,288
Sartorius Stedim Biotech	389	170,581
SEB S.A.	5,696	864,482
Societe BIC S.A.	12,894	734,171
Sopra Steria Group S.A.	3,730	655,782
SPIE S.A.	34,932	810,232
Tarkett S.A. *	11,357	221,489
Technicolor S.A. *	95,539	299,590
Television Francaise 1	55,725	532,649
Trigano S.A.	1,392	263,732
UbiSoft Entertainment S.A. *	13,262	761,033
Vallourec S.A. *	30,487	271,196
Verallia S.A.	7,522	235,927
Vicat S.A.	8,200	339,810
Virbac S.A.	419	168,561
Worldline S.A. *	7,987	387,131
		25,431,580

Germany 3.9%
1&1 AG	14,530	386,743
Aareal Bank AG	28,926	931,779
ADVA Optical Networking SE *	11,669	195,642
Alstria Office REIT AG	3,990	87,231
Aroundtown S.A.	75,086	463,771
Bechtle AG	9,970	598,623
Befesa S.A.	4,116	290,578
Bilfinger SE	14,032	488,615
Borussia Dortmund GmbH & Co. KGaA *	24,921	120,826
CANCOM SE	5,510	334,441
Carl Zeiss Meditec AG, Class B	1,531	246,216
CECONOMY AG *	134,201	597,217
Cewe Stiftung & Co. KGaA	1,305	160,367
CTS Eventim AG & Co., KGaA *	4,443	315,841
Deutsche Euroshop AG	12,067	226,261
Deutsche Pfandbriefbank AG	82,941	1,023,486
Deutz AG *	65,250	447,068
Duerr AG	15,343	679,010
DWS Group GmbH & Co. KGaA	7,803	314,101
ElringKlinger AG *	15,747	187,350

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fielmann AG	3,795	242,033
Fraport AG Frankfurt Airport Services Worldwide *	11,668	797,003
Gerresheimer AG	5,827	522,918
Grand City Properties S.A.	14,567	321,490
GRENKE AG	4,860	153,510
Hamburger Hafen und Logistik AG	8,484	182,256
Hella GmbH & Co. KGaA	7,333	514,040
HelloFresh SE *	1,919	127,768
HOCHTIEF AG	8,032	624,779
Hornbach Baumarkt AG	5,160	275,648
Hornbach Holding AG & Co. KGaA	5,100	781,314
Jenoptik AG	9,362	342,634
JOST Werke AG	3,656	182,982
Kloeckner & Co. SE *	74,765	844,413
Krones AG	5,110	507,472
KWS Saat SE & Co. KGaA	1,753	136,218
LEG Immobilien SE	4,921	652,814
Leoni AG *(b)	49,581	538,082
Nordex SE *(b)	13,478	216,284
Norma Group SE	9,247	335,828
Pfeiffer Vacuum Technology AG	939	184,911
Puma SE	7,162	765,994
QIAGEN N.V. *	10,739	530,853
Rational AG	190	159,280
RTL Group S.A. *	16,095	911,065
S&T AG (b)	6,614	121,471
SAF-Holland SE *	20,465	258,063
Scout24 SE	4,873	291,135
Siltronic AG	2,242	293,112
Siltronic AG - Tender Offer	880	114,914
Sixt SE *	3,124	507,859
Software AG	9,179	353,442
Stabilus S.A.	4,399	296,235
Stroeer SE & Co. KGaA	3,515	263,190
Suedzucker AG	38,505	539,100
TAG Immobilien AG	15,124	399,400
Takkt AG	17,674	299,220
Talanx AG	18,930	906,013
Wacker Chemie AG	3,635	530,492
Wacker Neuson SE	9,358	235,089
Zalando SE *	7,923	628,832
		24,984,322

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	0

Hong Kong 3.7%
Asia Cement China Holdings Corp.	281,500	195,405
ASM Pacific Technology Ltd.	61,100	611,303
BOC Aviation Ltd.	37,900	318,632
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Budweiser Brewing Co. APAC Ltd.	176,700	466,759
Cafe de Coral Holdings Ltd.	124,000	210,542
Cathay Pacific Airways Ltd. *(b)	588,363	491,495
Champion REIT	275,000	138,257
Chow Sang Sang Holdings International Ltd.	197,000	261,000
Chow Tai Fook Jewellery Group Ltd. *	347,200	610,021
CITIC Telecom International Holdings Ltd.	722,000	262,881
CK Infrastructure Holdings Ltd.	39,500	243,414
Cowell e Holdings, Inc. *	290,000	330,390
Dairy Farm International Holdings Ltd.	119,420	319,483
FIH Mobile Ltd. *	3,212,000	492,932
FIT Hon Teng Ltd. *	643,000	113,200
Fortune Real Estate Investment Trust	217,000	223,791
Haitong International Securities Group Ltd.	987,904	226,155
Hang Lung Group Ltd.	303,000	674,335
SECURITY	NUMBER OF SHARES	VALUE ($)
Hang Lung Properties Ltd.	311,000	664,515
HKBN Ltd.	138,500	173,938
Huabao International Holdings Ltd. (b)	92,000	56,764
Hysan Development Co., Ltd.	102,000	312,657
IGG, Inc.	292,900	183,269
Johnson Electric Holdings Ltd.	179,688	305,630
JS Global Lifestyle Co., Ltd.	60,500	96,682
K Wah International Holdings Ltd.	834,000	326,525
Kerry Logistics Network Ltd.	90,500	226,267
Kerry Properties Ltd.	282,000	796,612
Lee & Man Paper Manufacturing Ltd.	627,000	429,408
Luk Fook Holdings International Ltd.	174,000	458,622
Man Wah Holdings Ltd.	125,600	194,176
Melco International Development Ltd. *	453,000	528,932
MGM China Holdings Ltd. *	169,200	112,731
Minth Group Ltd.	131,500	608,117
MMG Ltd. *	816,000	264,943
NagaCorp Ltd.	382,000	304,174
Nexteer Automotive Group Ltd.	365,000	401,766
NWS Holdings Ltd.	785,000	782,417
Pacific Basin Shipping Ltd.	1,203,000	513,507
Pacific Textiles Holdings Ltd.	313,000	159,041
Power Assets Holdings Ltd.	25,643	157,566
Powerlong Real Estate Holdings Ltd.	643,000	358,906
Prada S.p.A.	61,800	377,897
Shangri-La Asia Ltd. *	368,000	287,847
Shui On Land Ltd.	3,254,000	460,021
Shun Tak Holdings Ltd. *	1,126,000	298,494
SITC International Holdings Co., Ltd.	108,000	411,650
SJM Holdings Ltd. *	574,000	369,412
Stella International Holdings Ltd.	340,500	377,749
Swire Properties Ltd.	175,000	466,501
The Bank of East Asia Ltd.	422,867	721,711
Tingyi Holding Corp.	476,000	986,170
Towngas China Co., Ltd. *	342,470	252,469
Truly International Holdings Ltd.	1,170,000	472,689
Uni-President China Holdings Ltd.	349,000	329,850
Value Partners Group Ltd.	274,000	135,132
Vitasoy International Holdings Ltd. (b)	96,000	187,452
VSTECS Holdings Ltd.	374,000	370,491
VTech Holdings Ltd.	66,100	521,794
Want Want China Holdings Ltd.	1,176,000	1,153,793
Wynn Macau Ltd. *	406,800	367,609
Xinyi Glass Holdings Ltd.	219,000	580,561
		23,736,452

Ireland 0.3%
AIB Group plc *	247,855	654,657
Dalata Hotel Group plc *	43,964	209,419
Glanbia plc	49,193	675,672
Irish Continental Group plc *	34,975	173,674
		1,713,422

Israel 2.0%
Arad Investment & Industrial Development Ltd.	1,520	219,499
Azrieli Group Ltd.	2,438	220,432
Bezeq The Israeli Telecommunication Corp., Ltd. *	811,667	1,397,231
Cellcom Israel Ltd. *	40,397	238,161
Clal Insurance Enterprises Holdings Ltd. *	7,829	183,886
Delek Group Ltd. *	6,371	719,469
El Al Israel Airlines *	143,801	149,446
Elbit Systems Ltd.	3,571	594,868
Equital Ltd. *	6,797	299,066
First International Bank of Israel Ltd.	7,929	330,115
Gazit-Globe Ltd.	34,921	364,543

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Harel Insurance Investments & Financial Services Ltd.	24,074	279,753
Isracard Ltd.	49,844	276,245
Israel Discount Bank Ltd., A Shares	189,588	1,271,348
Mizrahi Tefahot Bank Ltd.	15,371	594,204
Nice Ltd. *	2,581	660,678
Norstar Holdings, Inc.	20,144	297,865
Oil Refineries Ltd. *	2,509,949	829,624
Partner Communications Co., Ltd. *	34,893	310,877
Paz Oil Co., Ltd. *	7,054	1,003,383
Shikun & Binui Ltd. *	30,255	195,531
Shufersal Ltd.	29,724	279,575
Strauss Group Ltd.	5,865	194,571
The Israel Corp., Ltd. *	2,420	987,652
The Phoenix Holdings Ltd.	18,107	216,181
Tower Semiconductor Ltd. *	21,705	748,534
		12,862,737

Italy 2.6%
ACEA S.p.A.	12,656	255,784
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	0
Amplifon S.p.A.	4,989	212,063
Anima Holding S.p.A.	82,687	418,220
Autogrill S.p.A. *	76,288	572,876
Azimut Holding S.p.A.	21,950	590,434
Banca Generali S.p.A.	7,543	303,798
Banca IFIS S.p.A.	16,219	325,505
Banca Mediolanum S.p.A.	42,471	412,857
Banca Monte dei Paschi di Siena S.p.A. *	254,900	263,511
Banca Popolare di Sondrio S.C.p.A.	153,671	646,375
BFF Bank S.p.A.	30,204	230,938
BPER Banca	372,500	784,196
Brembo S.p.A.	36,705	487,996
Buzzi Unicem S.p.A.	23,903	499,120
Cerved Group S.p.A. *	13,060	149,657
Davide Campari-Milano N.V.	31,030	389,591
De'Longhi S.p.A.	10,200	351,508
DiaSorin S.p.A.	1,198	184,685
Enav S.p.A. *	77,868	357,770
ERG S.p.A.	10,556	307,813
Esprinet S.p.A.	18,042	247,348
Fincantieri S.p.A. *(b)	201,192	128,808
FinecoBank Banca Fineco S.p.A.	36,572	614,858
Hera S.p.A.	223,082	927,436
Infrastrutture Wireless Italiane S.p.A.	14,913	160,798
Interpump Group S.p.A.	7,737	477,787
Iren S.p.A.	234,645	705,907
Italgas S.p.A.	118,984	789,390
Maire Tecnimont S.p.A.	54,799	261,712
MARR S.p.A.	9,264	197,272
MFE-MediaForEurope N.V., Class A *	179,721	149,008
MFE-MediaForEurope N.V., Class B	175,793	224,318
Moncler S.p.A.	10,987	705,141
Nexi S.p.A. *	11,019	161,180
OVS S.p.A. *	170,501	473,727
Piaggio & C S.p.A.	50,087	160,335
Recordati Industria Chimica e Farmaceutica S.p.A.	8,588	481,104
Reply S.p.A.	1,392	233,926
Saipem S.p.A. *(b)	390,068	596,652
Salvatore Ferragamo S.p.A. *	14,620	313,289
Societa Cattolica Di Assicurazione S.p.A. *	17,309	110,452
Technogym S.p.A.	13,583	115,924
Tod's S.p.A. *	3,317	178,776
UnipolSai Assicurazioni S.p.A.	148,428	433,365
Webuild S.p.A. (b)	90,459	189,485
		16,782,695

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan 32.6%
ABC-Mart, Inc.	7,900	360,707
Achilles Corp.	15,198	163,729
Acom Co., Ltd.	74,200	208,249
Adastria Co., Ltd.	22,080	330,824
ADEKA Corp.	39,500	857,029
Advance Residence Investment Corp.	55	161,779
Aeon Delight Co., Ltd.	8,200	221,935
AEON Financial Service Co., Ltd.	48,900	513,224
Aeon Mall Co., Ltd.	40,330	583,029
Aica Kogyo Co., Ltd.	16,200	446,324
Aichi Steel Corp.	14,500	326,233
Aida Engineering Ltd.	25,900	236,953
Aiful Corp.	52,900	158,888
Ain Holdings, Inc.	9,300	478,027
Alpen Co., Ltd.	8,200	142,619
Amano Corp.	21,200	425,259
Anritsu Corp. (b)	20,900	288,606
AOKI Holdings, Inc.	47,700	243,513
Aoyama Trading Co., Ltd. *	102,700	606,828
Aozora Bank Ltd.	36,100	811,633
Arata Corp.	16,800	586,859
Arcland Sakamoto Co., Ltd.	16,800	229,451
Arcs Co., Ltd.	38,400	721,816
Ariake Japan Co., Ltd.	2,900	153,787
As One Corp.	2,280	112,967
Asahi Holdings, Inc.	14,900	288,692
Asahi Intecc Co., Ltd.	7,200	122,839
Asanuma Corp.	4,500	212,793
Asics Corp.	44,900	871,762
ASKUL Corp.	13,700	167,204
Autobacs Seven Co., Ltd.	35,600	431,700
Avex, Inc.	16,800	188,316
Axial Retailing, Inc.	10,300	293,146
Azbil Corp.	20,500	805,193
Belc Co., Ltd.	4,500	211,296
Belluna Co., Ltd.	24,600	155,664
Benesse Holdings, Inc.	29,300	571,415
BML, Inc.	5,400	164,125
Bunka Shutter Co., Ltd.	29,800	272,549
Calbee, Inc.	23,800	547,822
Canon Electronics, Inc.	11,500	162,637
Canon Marketing Japan, Inc.	28,300	578,001
Capcom Co., Ltd.	11,300	272,790
Cawachi Ltd.	12,000	241,342
Central Glass Co., Ltd.	30,600	567,730
Chudenko Corp.	13,400	247,510
Chugoku Marine Paints Ltd.	24,400	195,774
Citizen Watch Co., Ltd.	223,400	956,247
CKD Corp.	14,100	260,292
Colowide Co., Ltd.	9,800	141,600
Cosmos Pharmaceutical Corp.	3,370	420,861
Create SD Holdings Co., Ltd.	7,500	202,419
Credit Saison Co., Ltd.	78,700	878,473
CyberAgent, Inc.	35,500	413,937
Daifuku Co., Ltd.	10,300	715,075
Daihen Corp.	6,400	228,719
Daiho Corp.	7,800	248,817
Daiichikosho Co., Ltd.	15,400	436,376
Daikyonishikawa Corp.	67,400	348,404
Daio Paper Corp.	25,800	419,762
Daiseki Co., Ltd.	6,660	266,803
Daishi Hokuetsu Financial Group, Inc.	11,300	262,018
Daiwa House REIT Investment Corp.	65	193,633
Daiwabo Holdings Co., Ltd.	52,400	749,193
DCM Holdings Co., Ltd.	65,300	619,763
Dena Co., Ltd.	23,486	365,211
Descente Ltd. *	9,600	299,136

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dexerials Corp.	10,100	277,726
Disco Corp.	2,575	708,006
DMG Mori Co., Ltd.	31,500	499,836
Doshisha Co., Ltd.	14,500	192,016
Doutor Nichires Holdings Co., Ltd.	21,000	292,516
Dowa Holdings Co., Ltd.	23,000	997,137
DTS Corp.	12,100	258,203
Duskin Co., Ltd.	19,300	463,811
DyDo Group Holdings, Inc.	5,100	210,710
Eagle Industry Co., Ltd.	22,700	217,645
Earth Corp.	3,700	188,570
Eizo Corp.	6,950	239,042
Elecom Co., Ltd.	10,600	128,295
Exedy Corp.	41,000	601,842
Exeo Group, Inc.	40,500	823,120
Ezaki Glico Co., Ltd.	20,600	667,899
Fancl Corp.	7,700	196,107
FCC Co., Ltd.	29,800	383,206
Food & Life Cos., Ltd.	8,600	257,674
Foster Electric Co., Ltd.	40,698	262,152
FP Corp.	7,860	252,463
Fuji Co., Ltd.	18,400	303,832
Fuji Corp.	20,338	469,463
Fuji Media Holdings, Inc.	31,900	321,845
Fuji Oil Holdings, Inc.	16,900	341,949
Fuji Seal International, Inc.	17,300	325,327
Fuji Soft, Inc.	5,900	247,180
Fujibo Holdings, Inc.	4,100	137,054
Fujimori Kogyo Co., Ltd.	7,100	252,374
Fujitec Co., Ltd.	20,200	480,447
Fujitsu General Ltd.	14,600	296,278
Fukuoka Financial Group, Inc.	42,000	824,844
Fukuyama Transporting Co., Ltd.	12,300	387,134
Furukawa Co., Ltd.	24,600	275,371
Furuno Electric Co., Ltd.	15,500	136,072
Futaba Industrial Co., Ltd.	101,700	368,945
Fuyo General Lease Co., Ltd.	3,600	238,783
Geo Holdings Corp.	46,400	458,332
Glory Ltd.	34,400	646,881
GLP J-REIT	93	149,694
GMO Internet, Inc.	6,000	128,374
Godo Steel Ltd.	10,700	132,035
Goldwin, Inc.	3,400	176,481
Gree, Inc. (b)	24,000	182,331
GS Yuasa Corp.	38,800	830,081
GungHo Online Entertainment, Inc.	16,750	351,739
Gunze Ltd.	9,800	340,696
H.I.S. Co., Ltd. *	16,900	279,944
H.U. Group Holdings, Inc.	23,800	604,470
Hamakyorex Co., Ltd.	8,900	221,133
Hamamatsu Photonics K.K.	9,800	501,381
Hazama Ando Corp.	110,300	844,025
Heiwa Corp.	23,500	375,812
Heiwa Real Estate Co., Ltd.	5,200	177,633
Heiwado Co., Ltd.	26,100	439,740
Hikari Tsushin, Inc.	3,450	414,223
Hirata Corp.	2,900	146,191
Hirose Electric Co., Ltd.	4,839	721,290
Hisamitsu Pharmaceutical Co., Inc.	14,600	444,831
Hitachi Transport System Ltd.	10,100	463,065
Hitachi Zosen Corp.	80,600	536,619
Hogy Medical Co., Ltd.	5,700	153,298
Hokkoku Financial Holdings, Inc.	9,800	252,143
Hokuetsu Corp.	97,900	649,386
Hokuhoku Financial Group, Inc.	62,200	490,143
Hokuriku Electric Power Co.	175,800	867,528
Horiba Ltd.	9,800	527,496
Hoshizaki Corp.	9,100	672,439
Hosiden Corp.	51,100	509,936
SECURITY	NUMBER OF SHARES	VALUE ($)
House Foods Group, Inc.	22,500	578,191
Hulic Co., Ltd.	56,000	541,277
Ibiden Co., Ltd.	16,200	905,262
Ichikoh Industries Ltd.	26,700	117,514
IDOM, Inc.	24,200	139,550
Iino Kaiun Kaisha Ltd.	45,300	212,614
Inaba Denki Sangyo Co., Ltd.	29,900	692,907
Inabata & Co., Ltd.	49,800	750,400
Inageya Co., Ltd.	17,100	208,610
INFRONEER Holdings, Inc.	121,584	1,120,377
Internet Initiative Japan, Inc.	10,000	331,181
Iriso Electronics Co., Ltd.	4,200	170,536
Ishihara Sangyo Kaisha Ltd.	26,200	261,476
Ito En Ltd.	10,600	570,959
Itochu Enex Co., Ltd.	54,600	476,976
Itochu Techno-Solutions Corp.	17,600	480,130
Itoham Yonekyu Holdings, Inc.	140,400	823,740
Iwatani Corp.	16,500	777,871
Izumi Co., Ltd.	24,300	672,178
Jaccs Co., Ltd.	12,800	346,349
JAFCO Group Co., Ltd.	10,800	172,452
Japan Airport Terminal Co., Ltd. *	7,300	316,297
Japan Aviation Electronics Industry Ltd.	26,800	428,320
Japan Display, Inc. *	781,500	251,264
Japan Lifeline Co., Ltd.	13,800	120,810
Japan Metropolitan Fund Invest	367	309,276
Japan Petroleum Exploration Co., Ltd.	23,000	549,700
Japan Post Bank Co., Ltd.	73,500	723,075
Japan Prime Realty Investment Corp.	43	140,470
Japan Real Estate Investment Corp.	59	324,438
JEOL Ltd.	2,900	158,115
J-Oil Mills, Inc.	16,000	236,583
Joshin Denki Co., Ltd.	20,700	377,242
Joyful Honda Co., Ltd.	30,500	406,082
Juki Corp.	28,200	189,940
Juroku Financial Group, Inc.	11,400	226,673
JVCKenwood Corp.	236,700	364,569
Kadokawa Corp.	12,200	253,323
Kaga Electronics Co., Ltd.	12,700	329,040
Kagome Co., Ltd.	17,200	447,568
Kakaku.com, Inc.	9,000	186,404
Kaken Pharmaceutical Co., Ltd.	11,400	407,645
Kameda Seika Co., Ltd.	4,500	163,466
Kamigumi Co., Ltd.	45,600	881,151
Kanamoto Co., Ltd.	19,600	381,112
Kandenko Co., Ltd.	79,100	588,550
Kanematsu Corp.	68,700	747,345
Kansai Paint Co., Ltd.	33,400	693,310
Kanto Denka Kogyo Co., Ltd.	19,600	187,684
Kato Sangyo Co., Ltd.	22,500	644,169
Kawasaki Kisen Kaisha Ltd. *	20,600	1,283,974
Keihan Holdings Co., Ltd.	26,500	614,508
Keikyu Corp.	65,400	669,356
Keisei Electric Railway Co., Ltd.	24,000	677,307
Keiyo Co., Ltd.	23,200	174,016
KH Neochem Co., Ltd.	9,800	251,386
Kintetsu World Express, Inc.	16,900	420,447
Kissei Pharmaceutical Co., Ltd.	9,300	187,783
Kitz Corp.	53,400	310,449
Kobayashi Pharmaceutical Co., Ltd.	6,400	498,387
Koei Tecmo Holdings Co., Ltd.	3,480	125,895
Kohnan Shoji Co., Ltd.	15,100	447,784
Kokuyo Co., Ltd.	41,000	597,726
Komeri Co., Ltd.	18,400	429,005
Konami Holdings Corp.	13,500	727,782
Kose Corp.	4,400	402,290
Kumagai Gumi Co., Ltd.	23,200	591,362
Kumiai Chemical Industry Co., Ltd.	24,200	167,269
Kura Sushi, Inc.	5,100	153,426

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kurabo Industries Ltd.	19,300	315,662
Kureha Corp.	7,400	552,453
Kurita Water Industries Ltd.	20,500	833,602
Kusuri no Aoki Holdings Co., Ltd.	3,200	190,890
KYB Corp.	12,800	333,223
Kyoei Steel Ltd.	21,300	289,479
KYORIN Holdings, Inc.	18,400	292,288
Kyoritsu Maintenance Co., Ltd.	6,500	232,525
Kyowa Kirin Co., Ltd.	28,700	715,341
Kyudenko Corp.	18,300	468,069
Kyushu Financial Group, Inc.	98,100	379,043
Lawson, Inc.	16,200	710,031
Leopalace21 Corp. *	227,700	334,171
Life Corp.	10,200	274,085
Lintec Corp.	24,500	569,084
Lion Corp.	52,200	682,042
M3, Inc.	5,200	199,922
Mabuchi Motor Co., Ltd.	16,400	516,348
Macnica Fuji Electronics Holdings, Inc.	31,600	699,149
Makino Milling Machine Co., Ltd.	12,350	426,633
Mandom Corp.	16,500	197,848
Maruha Nichiro Corp.	34,500	737,124
Marui Group Co., Ltd.	41,800	806,481
Maruichi Steel Tube Ltd.	21,500	478,931
Max Co., Ltd.	14,400	229,624
Maxell Holdings Ltd.	28,000	300,320
MCJ Co., Ltd.	23,300	200,034
Mebuki Financial Group, Inc.	295,400	658,970
Megmilk Snow Brand Co., Ltd.	39,600	705,383
Meidensha Corp.	18,200	385,729
Meitec Corp.	5,600	328,074
Menicon Co., Ltd.	4,800	106,516
Ministop Co., Ltd.	11,329	143,789
Mirait Holdings Corp.	43,400	720,520
Mitsubishi HC Capital, Inc.	149,000	769,538
Mitsubishi Logisnext Co., Ltd.	32,400	281,438
Mitsubishi Logistics Corp.	19,500	470,703
Mitsui E&S Holdings Co., Ltd. *	74,100	225,605
Mitsui-Soko Holdings Co., Ltd.	12,600	262,465
Miura Co., Ltd.	8,600	253,916
Mixi, Inc.	29,600	547,963
Mizuho Leasing Co., Ltd.	7,000	195,512
Mizuno Corp.	16,600	319,599
Modec, Inc.	10,400	104,288
MonotaRO Co., Ltd.	6,800	111,729
Morinaga & Co., Ltd.	13,800	439,817
Morinaga Milk Industry Co., Ltd.	18,400	892,070
MOS Food Services, Inc.	6,400	168,543
Musashi Seimitsu Industry Co., Ltd.	20,300	305,794
Nabtesco Corp.	22,400	700,201
Nachi-Fujikoshi Corp.	11,300	422,189
Nankai Electric Railway Co., Ltd.	34,600	686,940
NEC Networks & System Integration Corp.	17,200	248,201
NET One Systems Co., Ltd.	12,600	299,084
Nexon Co., Ltd.	30,922	582,930
Nichias Corp.	23,100	524,390
Nichicon Corp.	24,200	253,561
Nichiha Corp.	12,000	296,658
Nichi-iko Pharmaceutical Co., Ltd.	35,200	224,746
Nichireki Co., Ltd.	12,500	138,591
Nifco, Inc.	24,600	716,132
Nihon Kohden Corp.	18,200	482,719
Nihon M&A Center Holdings, Inc.	6,100	96,034
Nihon Parkerizing Co., Ltd.	34,300	310,921
Nihon Unisys Ltd.	17,500	460,387
Nikkiso Co., Ltd.	29,700	219,142
Nikkon Holdings Co., Ltd.	27,900	525,581
Nippn Corp.	33,800	495,830
Nippo Corp. (b)	20,900	725,420
SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Building Fund, Inc.	62	359,051
Nippon Chemi-Con Corp. *	10,600	150,581
Nippon Denko Co., Ltd.	57,600	152,999
Nippon Densetsu Kogyo Co., Ltd.	20,100	261,106
Nippon Gas Co., Ltd.	26,100	365,248
Nippon Kayaku Co., Ltd.	76,300	758,613
Nippon Koei Co., Ltd.	7,500	194,754
Nippon Paint Holdings Co., Ltd.	43,900	351,087
Nippon Prologis REIT, Inc.	51	159,132
Nippon Sanso Holdings Corp.	26,200	520,300
Nippon Sheet Glass Co., Ltd. *	115,400	507,319
Nippon Shinyaku Co., Ltd.	5,300	346,465
Nippon Signal Co., Ltd.	29,900	232,954
Nippon Soda Co., Ltd.	13,900	397,754
Nippon Suisan Kaisha Ltd.	184,500	864,453
Nippon Television Holdings, Inc.	12,700	132,631
Nippon Thompson Co., Ltd.	27,200	145,298
Nippon Yakin Kogyo Co., Ltd.	10,610	211,400
Nipro Corp.	52,000	482,387
Nishimatsu Construction Co., Ltd.	25,000	830,348
Nishimatsuya Chain Co., Ltd.	17,800	227,012
Nishi-Nippon Financial Holdings, Inc.	60,800	430,648
Nishi-Nippon Railroad Co., Ltd.	28,100	628,502
Nishio Rent All Co., Ltd.	11,500	281,738
Nissan Chemical Corp.	17,000	922,391
Nissha Co., Ltd.	19,200	244,442
Nisshinbo Holdings, Inc.	111,700	930,500
Nissin Electric Co., Ltd.	17,300	218,236
Nitta Corp.	8,100	198,487
Nittetsu Mining Co., Ltd.	4,800	268,546
Nitto Boseki Co., Ltd.	7,200	171,823
Nitto Kogyo Corp.	14,700	197,755
Noevir Holdings Co., Ltd.	3,100	140,407
NOF Corp.	12,500	572,377
Nojima Corp.	20,000	403,330
Nomura Co., Ltd.	26,000	208,203
Nomura Real Estate Master Fund, Inc.	224	310,785
Nomura Research Institute Ltd.	24,480	856,944
North Pacific Bank Ltd.	93,200	203,657
NS Solutions Corp.	9,100	258,789
NSD Co., Ltd.	13,000	222,038
Obic Co., Ltd.	2,400	396,532
Ohsho Food Service Corp.	2,800	144,511
Okamoto Industries, Inc.	6,100	215,444
Okamura Corp.	40,000	422,884
Okasan Securities Group, Inc.	59,800	199,575
Oki Electric Industry Co., Ltd.	77,500	592,830
OKUMA Corp.	13,100	571,466
Okumura Corp.	21,900	625,229
Okuwa Co., Ltd.	35,000	277,965
Onward Holdings Co., Ltd.	140,500	352,139
Open House Co., Ltd.	9,700	502,200
Oracle Corp.	3,600	269,246
Orient Corp.	202,900	216,854
Orix JREIT, Inc.	127	182,252
Osaka Soda Co., Ltd.	10,400	276,049
OSG Corp.	27,700	487,666
Outsourcing, Inc.	19,500	225,890
Pacific Industrial Co., Ltd.	28,300	270,141
Paramount Bed Holdings Co., Ltd.	13,600	226,314
Park24 Co., Ltd. *	31,800	481,046
Pasona Group, Inc.	7,300	161,429
Penta-Ocean Construction Co., Ltd.	139,100	772,454
Pigeon Corp.	17,400	339,155
Pilot Corp.	11,400	406,038
Piolax, Inc.	14,503	220,221
Plenus Co., Ltd.	13,200	225,483
Pola Orbis Holdings, Inc.	18,600	277,221
Press Kogyo Co., Ltd.	137,600	459,768

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prima Meat Packers Ltd.	16,900	371,173
Qol Holdings Co., Ltd.	13,600	158,429
Raito Kogyo Co., Ltd.	16,000	261,183
Raiznext Corp.	26,000	261,346
Relia, Inc.	19,600	165,663
Relo Group, Inc.	13,500	243,628
Rengo Co., Ltd.	121,400	905,906
Resorttrust, Inc.	17,300	276,967
Restar Holdings Corp.	18,800	319,873
Retail Partners Co., Ltd.	30,000	309,665
Rinnai Corp.	8,700	776,953
Rohto Pharmaceutical Co., Ltd.	19,300	532,994
Round One Corp.	21,200	258,654
Royal Holdings Co., Ltd. *	12,400	193,444
Ryobi Ltd.	42,800	407,395
Ryosan Co., Ltd.	28,600	566,699
Ryoyo Electro Corp. (b)	6,500	123,023
S Foods, Inc.	11,900	365,536
Saibu Gas Holdings Co., Ltd.	11,900	226,711
Saizeriya Co., Ltd.	11,800	272,866
Sakata INX Corp.	29,000	244,218
Sakata Seed Corp.	5,800	170,359
SAMTY Co., Ltd.	7,900	143,486
San-A Co., Ltd.	9,500	336,925
Sanden Holdings Corp. *	55,800	92,414
Sangetsu Corp.	28,600	396,075
Sanken Electric Co., Ltd.	6,400	279,024
Sanki Engineering Co., Ltd.	30,000	370,593
Sankyo Co., Ltd.	15,400	396,515
Sanoh Industrial Co., Ltd.	16,000	115,327
Sanrio Co., Ltd.	9,800	190,072
Sanwa Holdings Corp.	78,000	844,667
Sanyo Chemical Industries Ltd.	5,450	248,348
Sanyo Denki Co., Ltd.	3,000	139,879
Sanyo Special Steel Co., Ltd.	13,800	258,714
Sapporo Holdings Ltd.	34,600	671,147
Sato Holdings Corp.	9,400	165,778
Sawai Group Holdings Co., Ltd.	14,040	531,438
SCREEN Holdings Co., Ltd.	7,900	792,812
SCSK Corp.	25,628	433,663
Sega Sammy Holdings, Inc.	65,800	1,104,825
Seiko Holdings Corp.	18,300	342,191
Seiren Co., Ltd.	15,000	283,601
Sekisui Jushi Corp.	9,400	166,070
Senko Group Holdings Co., Ltd.	69,700	559,687
Senshu Ikeda Holdings, Inc.	132,600	209,689
Seven Bank Ltd.	196,800	415,921
Sharp Corp.	39,400	437,975
Shibaura Machine Co., Ltd.	9,500	273,554
Shibuya Corp.	6,700	148,549
Shima Seiki Manufacturing Ltd.	11,400	172,448
Shindengen Electric Manufacturing Co., Ltd. *	5,600	165,016
Shinko Electric Industries Co., Ltd.	8,800	404,961
Shinmaywa Industries Ltd.	46,800	359,520
Shinsei Bank Ltd.	18,500	343,015
Ship Healthcare Holdings, Inc.	22,700	509,498
SHO-BOND Holdings Co., Ltd.	5,300	232,088
Shochiku Co., Ltd. *	1,550	160,469
Shoei Foods Corp.	5,200	179,800
Showa Sangyo Co., Ltd.	16,000	374,758
Siix Corp.	23,200	264,470
SKY Perfect JSAT Holdings, Inc.	84,100	316,527
Skylark Holdings Co., Ltd.	67,400	880,649
Sodick Co., Ltd.	19,500	136,003
Sohgo Security Services Co., Ltd.	19,000	689,083
Sotetsu Holdings, Inc.	28,200	519,264
Square Enix Holdings Co., Ltd.	12,100	593,359
St Marc Holdings Co., Ltd.	13,100	171,042
SECURITY	NUMBER OF SHARES	VALUE ($)
Star Micronics Co., Ltd.	11,900	150,914
Starts Corp., Inc.	12,100	263,447
Sugi Holdings Co., Ltd.	10,300	604,246
Sumitomo Bakelite Co., Ltd.	10,300	496,359
Sumitomo Dainippon Pharma Co., Ltd.	40,500	440,811
Sumitomo Densetsu Co., Ltd.	7,900	144,002
Sumitomo Mitsui Construction Co., Ltd.	158,680	599,592
Sumitomo Osaka Cement Co., Ltd.	28,400	870,898
Sundrug Co., Ltd.	29,600	745,384
Suruga Bank Ltd.	129,400	558,151
SWCC Showa Holdings Co., Ltd.	10,800	169,880
Tadano Ltd.	55,500	485,440
Taikisha Ltd.	15,600	390,108
Taisho Pharmaceutical Holdings Co., Ltd.	11,500	564,790
Taiyo Holdings Co., Ltd.	6,200	182,916
Takara Holdings, Inc.	47,000	455,881
Takara Leben Co., Ltd.	57,900	157,772
Takara Standard Co., Ltd.	27,900	332,162
Takasago Thermal Engineering Co., Ltd.	33,700	563,421
Takeuchi Manufacturing Co., Ltd.	12,100	302,435
Takuma Co., Ltd.	19,800	253,212
Tamura Corp.	35,300	200,617
Tanseisha Co., Ltd.	19,800	124,295
TBS Holdings, Inc.	15,400	230,313
TechnoPro Holdings, Inc.	12,100	309,544
T-Gaia Corp.	16,000	232,132
The 77 Bank Ltd.	24,500	324,245
The Awa Bank Ltd.	10,400	204,763
The Bank of Kyoto Ltd.	8,400	391,630
The Chiba Bank Ltd.	122,100	789,336
The Chugoku Bank Ltd.	46,700	380,830
The Gunma Bank Ltd.	150,300	493,835
The Hachijuni Bank Ltd.	138,300	510,684
The Hyakugo Bank Ltd.	56,600	174,714
The Iyo Bank Ltd.	72,700	377,361
The Japan Steel Works Ltd.	19,300	641,618
The Japan Wool Textile Co., Ltd.	29,700	227,311
The Kiyo Bank Ltd.	17,100	213,842
The Musashino Bank Ltd.	12,900	207,419
The Nanto Bank Ltd.	10,800	182,649
The Nisshin Oillio Group Ltd.	19,200	502,733
The Ogaki Kyoritsu Bank Ltd.	11,600	204,761
The Okinawa Electric Power Co., Inc.	35,582	434,623
The San-in Godo Bank Ltd.	51,600	290,619
The Shiga Bank Ltd.	13,300	259,130
The Shizuoka Bank Ltd.	99,300	780,247
The Sumitomo Warehouse Co., Ltd.	22,500	404,058
THK Co., Ltd.	32,800	819,563
TKC Corp.	4,800	126,135
Toa Corp.	10,200	215,765
Toagosei Co., Ltd.	54,000	532,532
Tocalo Co., Ltd.	11,700	142,179
Toda Corp.	106,900	690,595
Toei Co., Ltd.	1,100	163,304
Toho Co., Ltd.	19,600	759,258
Toho Zinc Co., Ltd.	12,000	249,152
Tokai Carbon Co., Ltd.	45,500	471,911
TOKAI Holdings Corp.	52,900	405,333
Tokai Rika Co., Ltd.	53,300	694,364
Tokai Tokyo Financial Holdings, Inc.	58,200	204,868
Token Corp.	4,650	376,660
Tokuyama Corp.	43,900	698,770
Tokyo Century Corp.	9,700	478,689
Tokyo Ohka Kogyo Co., Ltd.	6,100	361,344
Tokyo Seimitsu Co., Ltd.	8,400	356,298
Tokyo Steel Manufacturing Co., Ltd.	35,600	340,838
Tokyo Tatemono Co., Ltd.	55,400	825,817
Tokyu Construction Co., Ltd.	67,900	416,826
Tomy Co., Ltd.	47,700	465,677

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Topcon Corp.	25,700	348,817
Toppan Forms Co., Ltd. (b)	28,300	382,786
Topre Corp.	42,500	443,789
Toshiba TEC Corp.	9,300	350,417
Totetsu Kogyo Co., Ltd.	15,300	326,500
Towa Pharmaceutical Co., Ltd.	8,400	206,032
Toyo Construction Co., Ltd.	47,800	238,276
Toyo Ink SC Holdings Co., Ltd.	31,200	517,770
Toyo Tire Corp.	45,800	647,576
Toyobo Co., Ltd.	65,300	734,890
Toyota Boshoku Corp.	49,900	884,499
TPR Co., Ltd.	32,200	408,007
Trancom Co., Ltd.	3,000	213,018
Transcosmos, Inc.	11,800	300,738
Trend Micro, Inc.	15,500	822,315
Trusco Nakayama Corp.	15,000	319,229
TSI Holdings Co., Ltd. *	120,300	329,710
Tsubaki Nakashima Co., Ltd.	14,700	182,153
Tsubakimoto Chain Co.	24,300	680,521
Tsumura & Co.	14,600	414,094
TV Asahi Holdings Corp.	13,000	169,077
UACJ Corp. *	24,330	560,069
Uchida Yoko Co., Ltd.	4,500	178,177
Ulvac, Inc.	13,400	681,813
Unipres Corp.	87,300	610,698
United Arrows Ltd.	22,400	361,812
United Super Markets Holdings, Inc.	64,300	586,272
United Urban Investment Corp.	191	225,677
Unitika Ltd. *	46,386	124,634
Ushio, Inc.	34,100	529,928
USS Co., Ltd.	29,300	478,196
V Technology Co., Ltd.	3,600	109,624
Valor Holdings Co., Ltd.	33,500	643,943
Valqua Ltd.	7,400	164,613
VT Holdings Co., Ltd.	54,900	213,151
Wacoal Holdings Corp.	30,400	557,699
Wacom Co., Ltd.	27,500	199,753
Wakita & Co., Ltd.	23,300	205,587
Warabeya Nichiyo Holdings Co., Ltd.	19,400	329,391
Welcia Holdings Co., Ltd.	19,700	532,054
World Co., Ltd. *	21,600	216,923
Xebio Holdings Co., Ltd.	32,500	254,740
YAMABIKO Corp.	21,600	196,992
Yamaguchi Financial Group, Inc.	77,100	478,404
Yamato Kogyo Co., Ltd.	11,500	353,840
Yamazen Corp.	62,000	539,387
Yaoko Co., Ltd.	7,100	410,485
Yellow Hat Ltd.	16,600	230,159
Yokogawa Bridge Holdings Corp.	13,600	254,049
Yokohama Reito Co., Ltd.	29,500	219,217
Yondoshi Holdings, Inc.	11,100	169,680
Yoshinoya Holdings Co., Ltd.	18,500	382,287
Yuasa Trading Co., Ltd.	17,800	450,463
Zenkoku Hosho Co., Ltd.	5,000	223,791
Zenrin Co., Ltd.	14,300	120,092
Zensho Holdings Co., Ltd.	19,900	479,120
Zeon Corp.	52,900	613,854
ZERIA Pharmaceutical Co., Ltd.	9,200	153,848
Zojirushi Corp.	13,100	164,657
ZOZO, Inc.	5,300	141,231
		210,707,512

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	0

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 1.6%
Accell Group N.V. *	5,166	336,207
Adyen N.V. *	114	231,978
AMG Advanced Metallurgical Group N.V.	5,644	194,240
Arcadis N.V.	15,432	675,537
ASM International N.V.	2,003	688,192
BE Semiconductor Industries N.V.	5,130	430,142
Boskalis Westminster	29,406	832,481
Corbion N.V.	8,828	368,600
Eurocommercial Properties N.V. CVA	13,045	315,460
Flow Traders	3,964	153,745
Fugro N.V. *	25,869	206,860
Heijmans N.V. CVA	10,159	163,666
IMCD N.V.	3,661	629,765
Intertrust N.V. *	19,896	432,508
JDE Peet's N.V.	10,079	301,807
Koninklijke BAM Groep N.V. *	190,165	634,953
Koninklijke Vopak N.V.	14,920	511,918
OCI N.V. *	13,548	370,780
PostNL N.V.	98,759	423,056
SBM Offshore N.V.	52,107	824,661
Sligro Food Group N.V. *	19,320	492,863
TKH Group N.V.	10,531	607,681
TomTom N.V. *	18,611	177,855
Van Lanschot Kempen N.V. CVA	7,359	185,381
Wereldhave N.V.	17,604	270,473
		10,460,809

New Zealand 0.8%
Air New Zealand Ltd. *	594,424	563,229
Auckland International Airport Ltd. *	87,057	413,250
Chorus Ltd.	95,732	438,374
EBOS Group Ltd.	25,069	644,465
Fisher & Paykel Healthcare Corp., Ltd.	23,498	432,329
Freightways Ltd.	22,393	178,311
Genesis Energy Ltd.	157,779	277,196
Infratil Ltd.	56,628	282,609
Mercury NZ Ltd.	99,929	367,391
Meridian Energy Ltd.	202,658	584,175
Ryman Healthcare Ltd.	18,631	121,825
SKYCITY Entertainment Group Ltd.	212,083	380,973
The a2 Milk Co., Ltd. *	51,414	189,589
Z Energy Ltd.	266,336	622,134
		5,495,850

Norway 1.6%
Aker A.S.A., A Shares	5,293	452,784
Aker BP A.S.A.	21,442	742,948
Aker Solutions A.S.A. *	133,819	350,034
Austevoll Seafood A.S.A.	31,561	417,994
Bakkafrost P/F	4,490	309,534
Borregaard A.S.A.	11,604	272,928
BW LPG Ltd.	43,912	236,878
BW Offshore Ltd.	57,867	177,015
DNO A.S.A.	177,027	259,925
Elkem A.S.A. *	96,675	352,615
Entra A.S.A.	13,620	299,383
Europris A.S.A.	33,769	252,226
Fjordkraft Holding A.S.A.	24,775	105,638
Frontline Ltd. *	31,331	206,251
Gjensidige Forsikring A.S.A.	25,549	624,072
Grieg Seafood A.S.A. *	18,061	186,727
Kongsberg Automotive A.S.A. *	710,771	223,807
Kongsberg Gruppen A.S.A.	10,458	316,941
Leroy Seafood Group A.S.A.	54,006	450,170
PGS A.S.A. *	800,663	148,016

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Salmar A.S.A.	6,338	432,145
Schibsted A.S.A., A Shares	3,944	116,839
Schibsted A.S.A., B Shares	4,547	118,609
SpareBank 1 Nord Norge	29,161	367,217
SpareBank 1 SMN	27,646	457,845
SpareBank 1 SR-Bank A.S.A.	27,882	416,625
Storebrand A.S.A.	61,387	654,470
TGS Nopec Geophysical Co., A.S.A.	47,797	514,649
Tomra Systems A.S.A.	6,084	304,170
Veidekke A.S.A.	32,167	480,805
XXL A.S.A. *	88,538	137,974
		10,387,234

Poland 0.9%
Alior Bank S.A. *	45,228	625,070
Asseco Poland S.A.	26,270	528,201
Bank Millennium S.A. *	143,557	290,185
Cyfrowy Polsat S.A.	79,369	613,125
Enea S.A. *	256,398	482,923
Eurocash S.A.	80,660	204,071
Jastrzebska Spolka Weglowa S.A. *	40,921	400,031
LPP S.A.	87	340,295
mBank S.A. *	2,509	287,344
Orange Polska S.A. *	333,280	645,203
Santander Bank Polska S.A.	6,348	544,614
Tauron Polska Energia S.A. *	973,376	576,063
		5,537,125

Portugal 0.4%
Banco Espirito Santo S.A. *(a)	320,558	0
CTT-Correios de Portugal S.A.	54,485	266,171
EDP Renovaveis S.A.	11,077	232,855
Mota-Engil, SGPS, S.A. *(b)	108,690	154,238
NOS SGPS, S.A.	130,188	512,494
Redes Energeticas Nacionais SGPS, S.A.	120,923	344,777
Sonae, SGPS, S.A.	552,509	634,834
The Navigator Co., S.A.	121,463	458,223
		2,603,592

Republic of Korea 7.1%
AJ Networks Co., Ltd.	34,458	143,061
AK Holdings, Inc. *	8,260	117,629
AMOREPACIFIC Group *	12,140	417,747
Asiana Airlines, Inc. *	21,846	329,586
BGF retail Co., Ltd. *	2,625	355,588
Binggrae Co., Ltd. *	3,193	142,031
Celltrion, Inc.	1,995	253,553
Cheil Worldwide, Inc.	23,085	425,044
Chong Kun Dang Pharmaceutical Corp. *	1,575	122,511
CJ CGV Co., Ltd. *	7,425	134,887
CJ ENM Co., Ltd. *	3,404	352,917
CJ Logistics Corp. *	3,001	291,424
Com2uS Corp.	2,036	208,398
Daehan Flour Mill Co., Ltd. *	1,266	153,035
Daesang Corp. *	14,324	266,443
Daewoo Engineering & Construction Co., Ltd. *	91,618	438,825
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	23,129	388,313
Daou Technology, Inc. *	9,552	163,459
DB HiTek Co., Ltd. *	5,314	339,472
DGB Financial Group, Inc. *	82,458	637,549
DL Holdings Co., Ltd. *	9,225	435,912
Dongkuk Steel Mill Co., Ltd. *	47,652	594,388
Dongwon Industries Co., Ltd. *	827	151,913
Doosan Bobcat, Inc. *	9,226	289,320
SECURITY	NUMBER OF SHARES	VALUE ($)
Doosan Co., Ltd. *	6,693	548,005
Doosan Heavy Industries & Construction Co., Ltd. *	78,273	1,177,075
Easy Holdings Co., Ltd.	38,119	114,362
Fila Holdings Corp. *	10,540	260,394
Green Cross Corp. *	645	95,497
Green Cross Holdings Corp. *	5,704	105,930
GS Global Corp. *	77,938	138,293
GS Retail Co., Ltd. *	24,689	560,576
Halla Holdings Corp. *	4,605	156,173
Handsome Co., Ltd. *	6,383	180,295
Hanjin Transportation Co., Ltd. *	8,757	203,303
Hanmi Pharm Co., Ltd. *	670	138,286
Hanon Systems	32,726	293,659
Hansol Chemical Co., Ltd. *	635	114,151
Hansol Paper Co., Ltd.	19,290	188,340
Hanssem Co., Ltd. *	2,464	150,468
Hanwha Aerospace Co., Ltd. *	10,770	436,604
Hanwha General Insurance Co., Ltd. *	124,199	368,646
Hanwha Life Insurance Co., Ltd. *	271,727	668,121
Harim Holdings Co., Ltd. *	34,201	256,957
HDC Holdings Co., Ltd. *	25,376	152,765
HDC Hyundai Development Co-Engineering & Construction *	26,364	324,871
Hite Jinro Co., Ltd. *	7,685	189,804
HMM Co., Ltd. *	11,793	219,562
Hotel Shilla Co., Ltd.	7,375	447,309
HS Industries Co., Ltd. *	27,734	115,358
Huchems Fine Chemical Corp. *	8,892	158,856
Hyosung Advanced Materials Corp. *	542	196,642
Hyosung Chemical Corp. *	829	166,333
Hyosung Corp. *	3,443	237,489
Hyosung Heavy Industries Corp. *	4,644	206,531
Hyosung TNC Corp. *	695	246,884
Hyundai Construction Equipment Co., Ltd. *	10,717	351,272
Hyundai Corp. *	15,282	201,124
Hyundai Department Store Co., Ltd. *	7,608	458,185
Hyundai Doosan Infracore Co., Ltd. *	61,123	301,581
Hyundai Elevator Co., Ltd. *	5,400	164,812
Hyundai Greenfood Co., Ltd. *	41,289	265,276
Hyundai Home Shopping Network Corp. *	3,317	166,980
Hyundai Mipo Dockyard Co., Ltd.	7,273	422,513
Hyundai Wia Corp. *	12,716	728,298
Innocean Worldwide, Inc.	3,117	129,698
Interpark Holdings Corp. *	35,746	130,808
INTOPS Co., Ltd.	6,168	204,141
IS Dongseo Co., Ltd. *	4,852	193,078
JB Financial Group Co., Ltd. *	69,693	475,372
Kakao Corp.	3,868	279,392
Kangwon Land, Inc. *	28,180	592,509
KCC Corp.	1,885	610,653
KEPCO Plant Service & Engineering Co., Ltd. *	9,318	254,202
KIWOOM Securities Co., Ltd. *	1,566	117,966
Kolon Corp. *	7,932	200,984
Kolon Industries, Inc.	11,182	581,455
Korea Aerospace Industries Ltd. *	12,304	369,921
Korea Electric Terminal Co., Ltd.	2,934	159,565
Korea Investment Holdings Co., Ltd. *	6,171	378,402
Korea Petrochemical Ind Co., Ltd. *	1,965	248,114
Korean Reinsurance Co. *	52,080	443,068
Kumho Petrochemical Co., Ltd. *	4,458	553,432
Kumho Tire Co., Inc. *	59,164	200,293
KUMHOE&C Co., Ltd. *	16,465	139,085
Kwang Dong Pharmaceutical Co., Ltd. *	21,836	120,769
LF Corp. *	18,838	248,418
LG Hausys Ltd.	5,726	266,903
LG HelloVision Co., Ltd.	34,230	133,796
LG Innotek Co., Ltd.	4,800	1,443,117

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lotte Chilsung Beverage Co., Ltd. *	1,513	187,614
Lotte Corp. *	7,572	169,168
LOTTE Fine Chemical Co., Ltd. *	6,796	390,708
Lotte Food Co., Ltd. *	429	113,785
LOTTE Himart Co., Ltd. *	19,543	347,482
LS Corp. *	14,857	625,964
LS Electric Co., Ltd. *	6,905	285,050
LX International Corp.	28,841	591,455
Mando Corp. *	13,758	605,902
Meritz Financial Group, Inc. *	14,563	527,767
Meritz Fire & Marine Insurance Co., Ltd. *	37,491	1,444,064
Meritz Securities Co., Ltd.	77,463	394,785
Mirae Asset Daewoo Co., Ltd.	36,533	261,693
NCSoft Corp. *	993	447,411
Netmarble Corp. *	1,433	132,681
Nexen Tire Corp. *	32,497	170,490
NH Investment & Securities Co., Ltd. *	30,124	288,841
NHN Corp. *	4,546	131,110
NICE Holdings Co., Ltd. *	11,311	159,585
NongShim Co., Ltd.	1,524	411,332
OCI Co., Ltd.	6,734	506,811
Orion Corp. *	4,349	355,862
Ottogi Corp. *	497	181,251
Pan Ocean Co., Ltd. *	51,875	216,523
Partron Co., Ltd.	23,077	253,073
Poongsan Corp. *	15,800	396,153
S-1 Corp.	6,200	347,262
Samsung Card Co., Ltd.	14,507	373,487
Samsung Engineering Co., Ltd. *	26,814	490,658
Samsung Heavy Industries Co., Ltd. *	165,408	718,961
Samsung Securities Co., Ltd.	10,325	348,626
SAMT Co., Ltd. *	50,615	170,372
Samyang Corp. *	3,107	161,238
Samyang Holdings Corp. *	3,859	282,335
Seah Besteel Corp. *	13,794	175,526
Sebang Global Battery Co., Ltd. *	2,990	156,102
Seohan Co., Ltd. *	112,873	137,658
Seoul Semiconductor Co., Ltd. *	14,858	187,751
Seoyon Co., Ltd. *	15,043	150,515
Seoyon E-Hwa Co., Ltd. *	26,089	145,167
SFA Engineering Corp. *	6,871	196,644
Shinsegae, Inc.	3,184	624,946
SK Chemicals Co., Ltd. *	1,494	158,152
SK Discovery Co., Ltd. *	5,742	189,609
SK Gas Ltd. *	3,125	305,146
SK Networks Co., Ltd. *	198,815	752,924
SKC Co., Ltd. *	2,537	305,429
SL Corp. *	6,383	143,378
SNT Motiv Co., Ltd.	3,734	137,435
SSANGYONG C&E Co., Ltd.	24,131	154,252
Sungwoo Hitech Co., Ltd. *	64,418	276,628
Taekwang Industrial Co., Ltd. *	618	518,393
Tongyang, Inc. *	119,687	130,442
Unid Co., Ltd.	1,984	139,019
WONIK IPS Co., Ltd. *	4,811	158,771
Young Poong Corp. *	413	213,898
Youngone Corp.	11,809	460,000
Yuhan Corp. *	6,210	294,420
		46,107,430

Singapore 1.5%
Ascendas Real Estate Investment Trust	268,821	551,309
Ascott Residence Trust	319,900	242,386
CapitaLand Integrated Commercial Trust	347,701	501,279
City Developments Ltd.	139,500	732,790
First Resources Ltd.	135,900	166,698
Genting Singapore Ltd.	1,372,500	749,992
Golden Agri-Resources Ltd.	5,587,300	1,020,930
SECURITY	NUMBER OF SHARES	VALUE ($)
Keppel Infrastructure Trust	770,600	319,432
Mapletree Commercial Trust	162,692	217,766
Mapletree Industrial Trust	114,966	214,160
Mapletree Logistics Trust	165,032	207,696
Mapletree North Asia Commercial Trust	281,162	225,524
NetLink NBN Trust	295,800	212,388
SATS Ltd. *	140,149	407,610
Sembcorp Industries Ltd.	313,400	532,244
Sembcorp Marine Ltd. *	3,197,060	195,023
Singapore Exchange Ltd.	76,700	530,900
Singapore Press Holdings Ltd.	589,700	1,017,205
Singapore Technologies Engineering Ltd.	285,500	793,535
StarHub Ltd.	324,700	310,476
Suntec Real Estate Investment Trust	207,400	234,234
UOL Group Ltd.	88,801	481,565
		9,865,142

Spain 1.4%
Abengoa S.A., B Shares *(a)	66,135,341	0
Acerinox S.A.	69,731	888,598
Almirall S.A.	10,798	138,983
Applus Services S.A.	52,702	463,007
Atresmedia Corp de Medios de Comunicaion S.A.	39,930	155,280
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom S.A.	6,878	311,887
Cia de Distribucion Integral Logista Holdings S.A.	16,922	342,366
Cie Automotive S.A.	11,288	327,884
Construcciones y Auxiliar de Ferrocarriles S.A.	4,657	184,305
Ebro Foods S.A.	27,444	508,111
Ence Energia y Celulosa S.A. *	59,995	160,961
Faes Farma S.A.	53,216	204,825
Gestamp Automocion S.A.	99,077	446,355
Grupo Catalana Occidente S.A.	11,724	395,403
Indra Sistemas S.A. *	25,096	255,708
Inmobiliaria Colonial Socimi S.A.	23,074	203,754
Mediaset Espana Comunicacion S.A. *	86,834	406,599
Melia Hotels International S.A. *	41,027	310,911
Merlin Properties Socimi S.A.	38,892	439,654
Obrascon Huarte Lain S.A. *	310,953	303,669
Prosegur Cash S.A.	203,471	149,260
Prosegur Cia de Seguridad S.A.	157,878	393,313
Sacyr S.A.	149,773	374,405
Siemens Gamesa Renewable Energy S.A. *	21,364	462,271
Tecnicas Reunidas S.A. *(b)	19,597	175,716
Unicaja Banco S.A.	543,366	556,994
Viscofan S.A.	7,275	440,939
Zardoya Otis S.A.	36,100	286,269
		9,287,427

Sweden 3.1%
AAK AB	25,425	476,245
AddTech AB, B Shares	11,364	210,221
AFRY AB	14,254	319,693
Arjo AB, B Shares	26,075	260,592
Attendo AB *	43,285	152,555
Axfood AB	22,734	579,113
Beijer Ref AB	12,603	219,973
Betsson AB, B Shares *	41,360	231,419
Bilia AB, A Shares	23,972	359,772
BillerudKorsnas AB	43,098	685,257
Bonava AB, B Shares	33,396	289,022
Bravida Holding AB	31,333	374,914
Castellum AB	30,899	727,787
Clas Ohlson AB, B Shares	17,242	208,964

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cloetta AB, B Shares	67,876	179,637
Concentric AB	6,800	192,438
Coor Service Management Holding AB	26,287	223,271
Dometic Group AB	43,536	482,262
Dustin Group AB	14,691	150,857
Electrolux Professional AB, B Shares *	29,310	204,681
Elekta AB, B Shares	34,727	355,403
Evolution AB	1,104	137,356
Fabege AB	16,132	240,687
Fastighets AB Balder, B Shares *	3,402	225,379
Fingerprint Cards AB, B Shares *	59,012	118,111
Getinge AB, B Shares	21,852	854,316
Granges AB	28,657	355,409
Hexpol AB	46,642	556,519
Holmen AB, B Shares	15,166	736,608
Indutrade AB	16,742	416,504
International Petroleum Corp. *	43,891	287,217
Intrum AB	12,589	378,999
Inwido AB	11,431	200,033
JM AB	16,640	630,261
Kinnevik AB, B Shares *	17,724	529,746
L E Lundbergfortagen AB, B Shares	9,210	470,599
Lifco AB, B Shares	10,057	235,739
Lindab International AB	10,599	307,703
Loomis AB	26,365	676,984
Mekonomen AB *	10,730	158,384
Modern Times Group MTG AB, B Shares *	11,385	152,379
Mycronic AB	6,263	128,144
NCC AB, B Shares	28,071	464,063
Nibe Industrier AB, B Shares	42,563	404,542
Nobia AB	51,151	279,501
Nolato AB, B Shares	17,619	180,547
Nordic Entertainment Group AB, B Shares *	4,057	157,073
Pandox AB *	13,276	193,010
Peab AB, B Shares	60,060	675,078
Ratos AB, B Shares	73,491	385,771
Resurs Holding AB	41,819	171,639
Saab AB, B Shares	24,012	569,420
SAS AB *(b)	1,831,555	309,473
Scandic Hotels Group AB *	76,137	321,228
Solid Forsakring AB *	3,876	22,176
Sweco AB, B Shares	19,766	277,863
Swedish Orphan Biovitrum AB *	13,635	268,043
Tethys Oil AB	23,899	174,957
Thule Group AB	7,389	356,641
Wallenstam AB, B Shares	9,671	152,208
Wihlborgs Fastigheter AB	10,645	220,084
		20,264,470

Switzerland 3.3%
Allreal Holding AG	2,243	486,688
ALSO Holding AG *	909	255,811
ams AG *	24,214	407,119
Arbonia AG	12,837	310,379
Aryzta AG *	529,172	607,479
Autoneum Holding AG *	1,631	296,278
Banque Cantonale Vaudoise	3,633	300,389
Belimo Holding AG	666	367,779
BKW AG	3,144	375,067
Bobst Group S.A. *	2,274	193,113
Bucher Industries AG	1,261	580,609
Burckhardt Compression Holding AG	451	213,310
Bystronic AG	285	374,575
Cembra Money Bank AG	5,055	347,678
Daetwyler Holding AG	697	273,681
dormakaba Holding AG	551	315,501
Emmi AG	368	413,021
EMS-Chemie Holding AG	624	631,164
SECURITY	NUMBER OF SHARES	VALUE ($)
Flughafen Zuerich AG *	3,409	630,721
Forbo Holding AG	186	358,090
Galenica AG	12,378	874,183
GAM Holding AG *	212,904	300,981
Helvetia Holding AG	8,133	1,022,616
Huber & Suhner AG	4,061	369,722
Implenia AG *	13,296	324,363
Inficon Holding AG	171	208,870
Interroll Holding AG	39	165,072
Komax Holding AG *	657	202,651
Landis & Gyr Group AG *	7,571	499,364
Logitech International S.A.	9,321	783,239
Medmix AG *	4,525	195,793
Mobimo Holding AG *	824	269,642
OC Oerlikon Corp. AG	47,071	457,035
PSP Swiss Property AG	3,060	371,037
Rieter Holding AG *	1,201	242,775
Schweiter Technologies AG	202	267,948
SFS Group AG	2,952	430,691
Siegfried Holding AG *	295	238,839
SIG Combibloc Group AG *	35,902	834,143
Softwareone Holding AG *	12,163	238,974
St. Galler Kantonalbank AG	359	173,480
Stadler Rail AG (b)	6,888	327,776
Straumann Holding AG	281	465,640
Sulzer AG	4,175	399,612
Tecan Group AG	540	262,555
Temenos AG	2,443	292,830
u-blox Holding AG *	2,539	181,049
Valiant Holding AG	2,669	269,562
Valora Holding AG *	1,909	371,061
VAT Group AG	1,110	452,666
Vetropack Holding AG	3,562	206,677
Vifor Pharma AG	6,948	1,230,817
Vontobel Holding AG	3,588	297,379
Zehnder Group AG	2,009	183,888
Zur Rose Group AG *	379	92,777
		21,244,159

United Kingdom 10.3%
4imprint Group plc	4,737	180,289
888 Holdings plc	35,797	123,565
AG Barr plc	23,138	154,036
Airtel Africa plc	377,231	773,690
Ascential plc *	40,248	192,268
Ashmore Group plc	62,270	238,694
Auto Trader Group plc	39,605	358,886
Avast plc	32,451	267,621
AVEVA Group plc	3,863	153,291
B&M European Value Retail S.A.	113,320	867,761
Babcock International Group plc *	220,241	902,155
Bank of Georgia Group plc	11,007	217,313
Beazley plc *	128,849	855,454
Biffa plc	61,119	280,660
Big Yellow Group plc	9,931	199,542
Bodycote plc	50,594	544,101
Brewin Dolphin Holdings plc	55,137	244,813
Britvic plc	49,900	612,410
C&C Group plc *	94,355	280,952
Capita plc *	821,808	353,591
Card Factory plc *	502,858	395,632
Centamin plc	434,869	524,073
Chemring Group plc	49,773	184,388
Cineworld Group plc *(b)	904,119	485,757
Clarkson plc	4,018	178,833
Close Brothers Group plc	34,101	592,578
Coats Group plc	359,516	318,104
Computacenter plc	12,822	461,707

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ConvaTec Group plc	212,969	505,615
Costain Group plc *(b)	353,234	232,673
Countryside Properties plc *	76,322	318,304
Cranswick plc	13,028	645,603
Crest Nicholson Holdings plc	125,999	543,954
De La Rue plc *	76,897	121,207
Dechra Pharmaceuticals plc	3,233	181,594
Derwent London plc	7,125	329,222
Diploma plc	7,514	282,023
Domino's Pizza Group plc	42,352	222,033
Dunelm Group plc	14,536	261,957
Electrocomponents plc	46,628	705,986
Elementis plc *	188,042	360,126
Endeavour Mining plc	10,389	231,177
Entain plc *	36,049	780,437
Essentra plc	112,906	526,149
Euromoney Institutional Investor plc	22,151	274,720
Ferrexpo plc	84,746	278,321
Flutter Entertainment plc *	5,307	808,646
Forterra plc	54,904	195,677
Frasers Group plc *	50,435	500,991
Fresnillo plc	31,564	267,499
Games Workshop Group plc	1,743	186,880
Genuit Group plc	27,747	215,101
Genus plc	3,238	167,143
Grafton Group plc	58,184	914,572
Grainger plc	63,929	260,349
Great Portland Estates plc	31,099	322,215
Greencore Group plc *	198,958	330,459
Greggs plc	14,799	536,719
Halfords Group plc	97,478	428,691
Halma plc	21,287	721,495
Hammerson plc	447,269	235,786
Harbour Energy plc *	117,847	575,047
Hargreaves Lansdown plc	24,712	448,664
Hikma Pharmaceuticals plc	22,106	621,027
Hill & Smith Holdings plc	13,402	271,349
Hilton Food Group plc	14,412	201,192
Hiscox Ltd.	56,744	745,864
Hochschild Mining plc	82,965	116,259
HomeServe plc	35,139	362,190
Howden Joinery Group plc	84,809	935,650
Hunting plc	88,452	256,952
Ibstock plc	115,559	309,657
IG Group Holdings plc	76,233	839,235
IMI plc	43,423	970,190
Indivior plc *	152,173	463,276
Intermediate Capital Group plc	20,320	524,776
Intu Properties plc *(a)(b)	4,024,942	0
Investec plc	67,060	382,852
IWG plc *	167,899	646,664
J.D. Sports Fashion plc	202,391	518,964
J.D. Wetherspoon plc *	22,439	272,447
John Menzies plc *	47,524	183,116
Jupiter Fund Management plc	139,570	432,997
Just Group plc *	436,048	507,420
Kier Group plc *	426,792	566,654
Lancashire Holdings Ltd.	43,699	323,539
Man Group plc	370,829	968,726
Mapeley Ltd. *(a)	2,199	0
Marshalls plc	26,278	250,198
Marston's plc *	399,251	436,533
Mediclinic International plc *	131,599	567,667
Mitchells & Butlers plc *	121,819	413,358
Moneysupermarket.com Group plc	117,178	299,447
Morgan Advanced Materials plc	83,160	357,894
Morgan Sindall Group plc	15,470	446,980
National Express Group plc *	236,719	802,780
NewRiver REIT plc	155,631	193,191
SECURITY	NUMBER OF SHARES	VALUE ($)
Ocado Group plc *	9,770	199,069
OSB Group plc	46,676	346,754
Oxford Instruments plc	5,552	164,396
Pagegroup plc	86,422	681,928
Paragon Banking Group plc	48,956	374,964
PayPoint plc	21,695	193,873
Petrofac Ltd. *	384,953	619,042
Petropavlovsk plc *	698,173	142,611
Pets at Home Group plc	83,776	481,102
Phoenix Group Holdings plc	70,883	634,574
Playtech plc *	103,826	815,471
Plus500 Ltd.	28,296	561,847
Premier Foods plc	210,301	333,744
Provident Financial plc *	160,588	676,433
PZ Cussons plc	47,325	123,470
QinetiQ Group plc	132,528	480,961
Quilter plc	98,735	183,343
Rathbone Brothers plc	7,650	193,160
Reach plc	70,211	246,454
Redde Northgate plc	113,140	589,651
Redrow plc	84,441	711,385
Renishaw plc	3,259	201,242
Rhi Magnesita N.V.	6,948	320,474
Rightmove plc	33,344	293,877
Rotork plc	113,765	522,878
Sabre Insurance Group plc	62,002	189,287
Safestore Holdings plc	13,823	237,000
Saga plc *	100,409	389,756
Savills plc	28,202	513,918
Schroders plc	15,440	707,936
Segro plc	36,781	648,440
Senior plc *	286,601	518,801
Serco Group plc	269,470	487,446
SIG plc *	433,272	240,192
Softcat plc	7,615	168,164
Spectris plc	20,004	912,855
Spirax-Sarco Engineering plc	3,915	705,701
Spirent Communications plc	64,180	214,332
SSP Group plc *	208,604	773,976
St. James's Place plc	48,634	1,003,924
Stagecoach Group plc *	298,720	365,792
SThree plc	46,794	297,126
Superdry plc *	45,091	126,137
Synthomer plc	63,803	314,994
TBC Bank Group plc	10,438	197,937
Ted Baker plc *	83,119	98,540
Telecom Plus plc	17,782	359,203
The British Land Co., plc	136,059	1,017,386
The Go-Ahead Group plc *(a)	51,961	466,115
The Restaurant Group plc *	193,835	248,526
The Unite Group plc	13,319	186,349
The Weir Group plc	34,179	804,781
TP ICAP Group plc	174,668	331,119
Tritax Big Box REIT plc	61,482	197,212
Tullow Oil plc *	358,314	242,511
Tyman plc	50,825	256,914
Ultra Electronics Holdings plc	12,103	474,840
Vesuvius plc	82,159	509,166
Victrex plc	13,325	371,158
Virgin Money UK plc *	71,605	185,345
Vistry Group plc	49,344	684,140
WH Smith plc *	27,130	608,674
Wizz Air Holdings plc *	4,466	244,788
Workspace Group plc	15,507	177,192
		66,618,619
Total Common Stocks (Cost $496,105,924)		642,634,457

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	5,247	304,819
Jungheinrich AG	10,489	448,524
Sartorius AG	523	282,356
Schaeffler AG	57,143	424,771
Sixt SE	4,029	364,022
		1,824,492

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A., RSP Shares	24,571	440,135

Republic of Korea 0.0%
Mirae Asset Securities Co., Ltd.	7,252	26,537
Total Preferred Stocks (Cost $1,647,805)		2,291,164

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
Doosan Heavy Industries & Construction Co., Ltd.
expires 02/11/22, strike KRW 13,850.00 *(a)	10,997	15,508

Spain 0.0%
Sacyr S.A.
expires 02/02/22, strike EUR 0.05 *(a)	149,773	8,264
Total Rights (Cost $8,391)		23,772

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	9,323	19,529
Total Warrants (Cost $0)		19,529

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	8,695,464	8,695,464

Time Deposits 0.3%
BNP Paribas SA
CHF
(1.46%), 02/01/22 (e)(f)	623	673
Brown Brothers Harriman & Co.
AUD
(0.16%), 02/01/22 (e)(f)	20,733	14,659
DKK
(0.78%), 02/01/22 (e)(f)	23,624	3,567
SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
HKD
0.01%, 02/04/22 (e)	170,803	21,906
NOK
0.10%, 02/01/22 (e)	5,927	666
NZD
0.10%, 02/01/22 (e)	996	655
SEK
(0.37%), 02/01/22 (e)(f)	51,832	5,559
SGD
0.00%, 02/03/22 (e)(f)	18,890	13,983
Citibank NA
EUR
(0.79%), 02/01/22 (e)(f)	66,043	74,196
Royal Bank of Canada
CAD
0.01%, 02/01/22 (e)	21,014	16,531
Skandinaviska Enskilda Banken AB
USD
0.01%, 02/01/22 (e)	1,454,874	1,454,874
Sumitomo Mitsui Banking Corp.
JPY
(0.35%), 02/01/22 (e)(f)	2,224,242	19,328
		1,626,597
Total Short-Term Investments (Cost $10,322,061)		10,322,061
Total Investments in Securities (Cost $508,084,181)		655,290,983

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/18/22	25	2,794,125	(69,092)

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,021,782.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
HKD —	Hong Kong Dollar
JPY —	Japanese Yen
KRW —	South Korean Won
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$111,053,249	$—	$111,053,249
Australia	—	32,936,194	0*	32,936,194
Austria	178,520	5,379,548	—	5,558,068
Belgium	228,371	8,230,313	—	8,458,684
Canada	55,400,241	—	—	55,400,241
Germany	772,122	24,212,200	—	24,984,322
Greece	—	—	0*	0
Hong Kong	2,014,972	21,721,480	0*	23,736,452
Ireland	383,093	1,330,329	—	1,713,422
Italy	298,665	16,484,030	0*	16,782,695
Japan	413,043	210,294,469	—	210,707,512
Luxembourg	—	—	0*	0
New Zealand	1,843,532	3,652,318	—	5,495,850
Norway	923,183	9,464,051	—	10,387,234
Poland	1,718,018	3,819,107	—	5,537,125
Portugal	512,494	2,091,098	0*	2,603,592
Singapore	531,820	9,333,322	—	9,865,142
Spain	1,616,882	7,670,545	0*	9,287,427
Sweden	22,176	20,242,294	—	20,264,470
Switzerland	659,071	20,585,088	—	21,244,159
United Kingdom	10,517,517	55,634,987	466,115*	66,618,619
Preferred Stocks[1]	—	2,291,164	—	2,291,164
Rights[1]	—	—	23,772	23,772
Warrants[1]	—	—	19,529	19,529
Short-Term Investments[1]	—	1,626,597	—	1,626,597
Money Market Funds	8,695,464	—	—	8,695,464
Liabilities
Futures Contracts[2]	(69,092)	—	—	(69,092)
Total	$86,660,092	$568,052,383	$509,416	$655,221,891

*	Level 3 amount shown includes securities determined to have no value at January 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.3% OF NET ASSETS

Brazil 6.0%
Ambev S.A.	807,250	2,275,764
B3 S.A. - Brasil Bolsa Balcao	352,199	969,690
Banco Bradesco S.A.	433,850	1,536,012
Banco do Brasil S.A.	570,315	3,507,747
BRF S.A. *	235,218	989,137
CCR S.A.	374,600	917,083
Centrais Eletricas Brasileiras S.A.	111,316	739,787
Cia Brasileira de Distribuicao	65,199	277,858
Cia de Saneamento Basico do Estado de Sao Paulo	133,810	941,440
Cia Energetica de Minas Gerais	74,526	261,327
Cielo S.A.	1,319,834	571,669
Cogna Educacao *	1,347,400	654,657
Embraer S.A. *	234,251	895,960
IRB Brasil Resseguros S.A. *	913,911	562,793
Itau Unibanco Holding S.A.	169,700	705,951
JBS S.A.	402,800	2,661,768
Petroleo Brasileiro S.A.	1,561,265	10,370,015
Sendas Distribuidora S.A.	154,195	363,847
Suzano S.A.	68,500	763,677
Telefonica Brasil S.A.	118,572	1,109,331
TIM S.A.	318,247	795,303
Ultrapar Participacoes S.A.	693,728	1,974,017
Vale S.A.	477,697	7,275,071
Vibra Energia S.A.	431,500	1,860,859
		42,980,763

Chile 0.8%
Banco de Chile	8,015,315	801,507
Cencosud S.A.	706,190	1,300,771
Empresas CMPC S.A.	327,170	600,508
Empresas Copec S.A.	158,106	1,326,888
Enel Americas S.A.	7,107,332	837,995
Falabella S.A.	202,866	722,056
		5,589,725

China 26.2%
Agile Group Holdings Ltd. (a)	796,000	421,955
Agricultural Bank of China Ltd., A Shares	3,047,800	1,420,729
Agricultural Bank of China Ltd., H Shares	9,681,600	3,683,604
Alibaba Group Holding Ltd. *	432,292	6,775,555
Anhui Conch Cement Co., Ltd., A Shares	59,700	368,785
Anhui Conch Cement Co., Ltd., H Shares	229,000	1,211,301
BAIC Motor Corp., Ltd., H Shares	2,900,000	1,064,101
Baidu, Inc. ADR *	19,015	3,037,456
Bank of China Ltd., A Shares	1,914,800	930,440
Bank of China Ltd., H Shares	25,721,234	10,025,945
Bank of Communications Co., Ltd., A Shares	1,108,400	827,739
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co., Ltd., H Shares	2,690,000	1,804,296
Beijing Enterprises Holdings Ltd.	210,000	715,884
BYD Co., Ltd., A Shares	3,600	134,235
BYD Co., Ltd., H Shares	22,500	665,484
China Cinda Asset Management Co., Ltd., H Shares	4,724,000	863,965
China CITIC Bank Corp., Ltd., A Shares	296,800	217,263
China CITIC Bank Corp., Ltd., H Shares	3,764,000	1,795,782
China Communications Services Corp., Ltd., H Shares	1,630,000	867,647
China Construction Bank Corp., A Shares	225,300	213,205
China Construction Bank Corp., H Shares	32,204,960	24,712,421
China Everbright Bank Co., Ltd., A Shares	1,034,300	545,459
China Everbright Bank Co., Ltd., H Shares	1,079,000	405,377
China Evergrande Group	3,428,000	732,556
China Gas Holdings Ltd.	288,600	490,326
China Hongqiao Group Ltd.	763,000	862,134
China Jinmao Holdings Group Ltd.	2,284,000	829,708
China Life Insurance Co., Ltd., A Shares	26,100	113,853
China Life Insurance Co., Ltd., H Shares	552,000	970,360
China Longyuan Power Group Corp., Ltd., H Shares	428,000	873,243
China Mengniu Dairy Co., Ltd. *	180,000	1,063,912
China Merchants Bank Co., Ltd., A Shares	156,600	1,217,480
China Merchants Bank Co., Ltd., H Shares	384,650	3,214,951
China Minsheng Banking Corp., Ltd., A Shares	1,279,300	782,049
China Minsheng Banking Corp., Ltd., H Shares	3,410,800	1,359,412
China National Building Material Co., Ltd., H Shares	1,794,000	2,330,141
China Oriental Group Co., Ltd.	2,946,000	866,773
China Overseas Land & Investment Ltd.	1,379,000	4,070,087
China Pacific Insurance Group Co., Ltd., A Shares	43,200	179,792
China Pacific Insurance Group Co., Ltd., H Shares	215,000	654,502
China Petroleum & Chemical Corp., A Shares	2,168,700	1,441,486
China Petroleum & Chemical Corp., H Shares	24,012,400	12,572,648
China Railway Group Ltd., A Shares	684,700	671,942
China Railway Group Ltd., H Shares	1,681,000	1,037,652
China Resources Land Ltd.	593,000	2,866,335
China Resources Power Holdings Co., Ltd.	918,000	2,235,589
China Shenhua Energy Co., Ltd., A Shares	173,400	618,224
China Shenhua Energy Co., Ltd., H Shares	1,147,000	2,821,216
China State Construction Engineering Corp., Ltd., A Shares	1,388,300	1,137,082
China Taiping Insurance Holdings Co., Ltd.	472,000	667,766
China Tower Corp., Ltd., H Shares	8,446,000	1,020,266
China Vanke Co., Ltd., A Shares	177,500	568,655
China Vanke Co., Ltd., H Shares	481,500	1,244,797
CITIC Ltd.	2,961,000	3,325,514

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Country Garden Holdings Co., Ltd.	2,327,289	1,911,533
Dongfeng Motor Group Co., Ltd., H Shares	1,073,000	946,220
ENN Energy Holdings Ltd.	56,000	891,535
Fosun International Ltd.	765,000	868,003
Geely Automobile Holdings Ltd.	508,000	1,099,696
Guangzhou R&F Properties Co., Ltd., H Shares (a)	1,783,200	793,713
Hengan International Group Co., Ltd.	146,500	716,138
Huaneng Power International, Inc., A Shares	280,900	325,456
Huaneng Power International, Inc., H Shares	2,480,000	1,305,483
Industrial & Commercial Bank of China Ltd., A Shares	1,523,500	1,118,386
Industrial & Commercial Bank of China Ltd., H Shares	23,535,172	14,258,670
Industrial Bank Co., Ltd., A Shares	334,000	1,105,002
JD.com, Inc., A Shares *	77,421	2,934,363
Jiangxi Copper Co., Ltd., A Shares	60,400	196,909
Jiangxi Copper Co., Ltd., H Shares	486,000	796,923
Kingboard Holdings Ltd.	235,000	1,134,515
Kunlun Energy Co., Ltd.	1,158,000	1,200,901
Legend Holdings Corp., H Shares	465,100	647,128
Longfor Group Holdings Ltd.	246,000	1,475,711
Meituan, B Shares *	22,100	659,339
NetEase, Inc.	87,243	1,821,589
PetroChina Co., Ltd., H Shares	11,188,000	5,548,037
PICC Property & Casualty Co., Ltd., H Shares	2,626,000	2,446,782
Ping An Insurance Group Co. of China Ltd., A Shares	117,000	924,383
Ping An Insurance Group Co. of China Ltd., H Shares	903,500	7,170,013
Postal Savings Bank of China Co., Ltd., H Shares	1,580,000	1,316,377
SAIC Motor Corp., Ltd., A Shares	295,700	878,440
Shanghai Pudong Development Bank Co., Ltd., A Shares	735,500	975,508
Shenzhou International Group Holdings Ltd.	32,100	595,614
Shimao Group Holdings Ltd. (a)	656,500	483,837
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	282,300	173,284
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,498,000	551,248
Sinopharm Group Co., Ltd., H Shares	630,000	1,409,180
Sunac China Holdings Ltd.	513,000	632,181
Tencent Holdings Ltd.	142,900	8,954,439
Vipshop Holdings Ltd., ADR *	59,151	550,696
Weichai Power Co., Ltd., A Shares	60,400	149,248
Weichai Power Co., Ltd., H Shares	304,000	551,648
Yankuang Energy Group Co., Ltd., A Shares	30,400	111,233
Yankuang Energy Group Co., Ltd., H Shares	588,000	1,245,765
		186,424,205

Colombia 0.3%
Bancolombia S.A.	84,390	844,374
Ecopetrol S.A.	1,596,459	1,174,763
		2,019,137

Czech Republic 0.2%
CEZ A/S	36,330	1,347,967

Egypt 0.1%
Commercial International Bank Egypt S.A.E. GDR *	266,141	862,297

SECURITY	NUMBER OF SHARES	VALUE ($)
Greece 0.4%
Alpha Services and Holdings S.A. *	957,924	1,449,674
Hellenic Telecommunications Organization S.A.	48,553	943,741
Motor Oil Hellas Corinth Refineries S.A.	48,923	783,471
		3,176,886

Hungary 0.5%
MOL Hungarian Oil & Gas plc	218,661	1,906,827
OTP Bank Nyrt *	23,302	1,352,149
		3,258,976

India 9.4%
Axis Bank Ltd. *	151,955	1,591,364
Bharat Petroleum Corp., Ltd.	362,504	1,941,162
Bharti Airtel Ltd. *	166,130	1,631,712
Coal India Ltd.	677,793	1,458,621
GAIL India Ltd.	456,975	891,089
Grasim Industries Ltd.	50,158	1,167,974
HCL Technologies Ltd.	98,800	1,466,268
Hero MotoCorp Ltd.	24,757	909,612
Hindalco Industries Ltd.	298,718	1,980,274
Hindustan Petroleum Corp., Ltd.	474,752	2,009,514
Hindustan Unilever Ltd.	25,572	781,922
Housing Development Finance Corp., Ltd.	72,173	2,462,596
ICICI Bank Ltd.	86,175	925,790
Indian Oil Corp., Ltd.	1,811,313	3,064,360
Infosys Ltd.	269,103	6,331,375
ITC Ltd.	384,475	1,141,862
JSW Steel Ltd.	116,408	991,735
Larsen & Toubro Ltd.	48,764	1,256,687
Mahindra & Mahindra Ltd.	105,050	1,256,487
Maruti Suzuki India Ltd.	15,465	1,791,680
NTPC Ltd.	991,958	1,902,276
Oil & Natural Gas Corp., Ltd.	1,978,164	4,625,532
Power Grid Corp. of India Ltd.	380,578	1,103,028
Reliance Industries Ltd.	255,930	8,247,899
State Bank of India	264,110	1,923,407
Sun Pharmaceutical Industries Ltd.	86,533	972,160
Tata Consultancy Services Ltd.	67,652	3,406,672
Tata Motors Ltd. *	499,789	3,448,044
Tata Motors Ltd., Class A *	120,093	425,307
Tata Steel Ltd.	121,325	1,789,000
Tech Mahindra Ltd.	50,317	1,004,413
Vedanta Ltd.	462,366	2,016,884
Wipro Ltd.	118,665	916,197
		66,832,903

Indonesia 1.5%
PT Astra International Tbk	5,187,600	1,985,434
PT Bank Central Asia Tbk	2,221,500	1,181,609
PT Bank Mandiri (Persero) Tbk	3,036,600	1,591,204
PT Bank Rakyat Indonesia (Persero) Tbk	6,175,396	1,757,736
PT Telkom Indonesia (Persero) Tbk	10,996,900	3,220,723
PT United Tractors Tbk	472,100	763,310
		10,500,016

Kuwait 0.6%
Kuwait Finance House KSCP	335,092	1,003,320
Mobile Telecommunications Co. KSCP	513,382	1,014,570
National Bank of Kuwait SAKP	723,449	2,479,932
		4,497,822

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Malaysia 1.7%
Axiata Group Berhad	1,169,813	1,039,709
CIMB Group Holdings Berhad	1,475,271	1,837,731
Genting Berhad	915,200	958,567
Malayan Banking Berhad	1,103,697	2,182,185
Petronas Chemicals Group Berhad	441,500	937,746
Public Bank Berhad	1,727,625	1,740,243
Tenaga Nasional Berhad	1,388,900	3,046,780
		11,742,961

Mexico 3.7%
Alfa S.A.B. de C.V., Class A	2,059,200	1,498,380
America Movil S.A.B. de C.V., Series L	8,601,019	8,093,163
Cemex S.A.B. de C.V., Series CPO *	4,081,056	2,492,791
Coca-Cola Femsa S.A.B. de C.V.	143,920	755,392
Fomento Economico Mexicano S.A.B. de C.V.	402,715	3,029,929
Grupo Bimbo S.A.B. de C.V., Series A	510,500	1,598,468
Grupo Financiero Banorte S.A.B. de C.V., Class O	480,000	3,042,234
Grupo Mexico S.A.B. de C.V., Series B	447,136	1,920,292
Grupo Televisa S.A.B., Series CPO	451,717	920,602
Wal-Mart de Mexico S.A.B. de C.V.	799,237	2,717,592
		26,068,843

Philippines 0.1%
SM Investments Corp.	41,715	776,607

Qatar 0.5%
Ooredoo QPSC	436,185	870,933
Qatar National Bank QPSC	474,933	2,848,815
		3,719,748

Russia 10.4%
Alrosa PJSC	685,710	1,008,750
Gazprom PJSC	5,410,090	23,375,509
Inter RAO UES PJSC	21,815,401	1,095,006
LUKOIL PJSC	207,675	18,437,586
Magnit PJSC	28,409	1,853,219
MMC Norilsk Nickel PJSC	7,548	2,116,979
Mobile TeleSystems PJSC	358,372	1,339,103
Novatek PJSC	123,308	2,627,000
Novolipetsk Steel PJSC	300,860	831,167
Rosneft Oil Co. PJSC	649,712	4,845,426
ROSSETI PJSC	40,081,000	543,300
Sberbank of Russia PJSC	2,221,170	7,654,642
Severstal PAO	46,971	915,306
Sistema PJSFC	1,758,600	457,188
Surgutneftegas PJSC	3,138,805	1,479,611
Tatneft PJSC	631,219	4,063,658
VTB Bank PJSC	1,999,810,000	1,130,023
		73,773,473

Saudi Arabia 3.0%
Al Rajhi Bank	62,931	2,499,152
Banque Saudi Fransi	73,096	1,025,179
Riyad Bank	147,763	1,339,039
Saudi Arabian Oil Co.	188,603	1,882,452
Saudi Basic Industries Corp.	178,782	5,984,464
Saudi Electricity Co.	168,974	1,188,174
Saudi Telecom Co.	81,261	2,556,555
SECURITY	NUMBER OF SHARES	VALUE ($)
The Saudi British Bank	98,299	1,055,738
The Saudi National Bank	185,314	3,645,133
		21,175,886

South Africa 6.4%
Absa Group Ltd.	248,857	2,750,542
AngloGold Ashanti Ltd.	67,999	1,274,770
Aspen Pharmacare Holdings Ltd.	63,157	850,257
Barloworld Ltd.	138,074	1,194,964
Bid Corp., Ltd.	77,186	1,663,943
FirstRand Ltd.	910,228	3,669,220
Gold Fields Ltd.	125,455	1,344,372
MTN Group Ltd. *	648,234	8,152,141
MultiChoice Group	123,650	1,014,122
Naspers Ltd., N Shares	9,563	1,545,841
Nedbank Group Ltd.	145,821	1,807,535
Old Mutual Ltd.	1,472,993	1,327,347
Sanlam Ltd.	283,027	1,162,833
Sappi Ltd. *	395,470	1,108,904
Sasol Ltd. *	292,119	6,576,297
Shoprite Holdings Ltd.	119,327	1,630,440
Sibanye Stillwater Ltd.	207,816	774,607
Standard Bank Group Ltd.	371,140	3,622,396
The Bidvest Group Ltd.	80,363	985,310
The SPAR Group Ltd.	56,799	621,138
Thungela Resources Ltd. *	29,685	181,432
Vodacom Group Ltd.	136,538	1,304,351
Woolworths Holdings Ltd.	247,703	855,815
		45,418,577

Taiwan 16.8%
Acer, Inc.	924,496	958,776
ASE Technology Holding Co., Ltd.	614,000	2,236,244
Asustek Computer, Inc.	215,041	2,811,336
AU Optronics Corp.	3,451,800	2,566,163
Catcher Technology Co., Ltd.	255,000	1,436,880
Cathay Financial Holding Co., Ltd.	1,096,599	2,543,612
Cheng Shin Rubber Industry Co., Ltd.	502,000	631,088
China Steel Corp.	2,190,198	2,680,382
Chunghwa Telecom Co., Ltd.	592,906	2,519,862
Compal Electronics, Inc.	3,074,305	2,811,412
CTBC Financial Holding Co., Ltd.	2,412,201	2,425,008
Delta Electronics, Inc.	182,590	1,801,331
E.Sun Financial Holding Co., Ltd.	876,261	921,468
Far Eastern New Century Corp.	1,274,817	1,335,465
Far EasTone Telecommunications Co., Ltd.	343,622	805,400
First Financial Holding Co., Ltd.	1,120,312	1,020,178
Formosa Chemicals & Fibre Corp.	845,442	2,423,519
Formosa Petrochemical Corp.	355,330	1,240,091
Formosa Plastics Corp.	686,732	2,633,254
Foxconn Technology Co., Ltd.	368,317	811,348
Fubon Financial Holding Co., Ltd.	1,161,749	3,205,863
Hon Hai Precision Industry Co., Ltd.	5,000,572	18,696,772
Innolux Corp.	3,811,357	2,393,958
Inventec Corp.	1,515,639	1,390,230
Largan Precision Co., Ltd.	10,050	744,750
Lite-On Technology Corp.	524,167	1,210,618
MediaTek, Inc.	71,838	2,853,347
Mega Financial Holding Co., Ltd.	1,214,340	1,625,246
Nan Ya Plastics Corp.	956,622	3,020,767
Pegatron Corp.	1,303,264	3,276,003
Pou Chen Corp.	1,156,267	1,344,276
President Chain Store Corp.	77,000	735,436
Quanta Computer, Inc.	688,500	2,330,357
Synnex Technology International Corp.	534,850	1,317,166
Taiwan Cement Corp.	777,452	1,322,234
Taiwan Mobile Co., Ltd.	242,334	871,046

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,101,803	25,475,874
Uni-President Enterprises Corp.	885,678	2,170,770
United Microelectronics Corp.	1,083,965	2,264,727
Walsin Lihwa Corp.	1,201,000	1,139,611
Wistron Corp.	1,857,682	2,111,563
WPG Holdings Ltd.	849,880	1,675,494
Yageo Corp.	54,000	920,309
Yuanta Financial Holding Co., Ltd.	1,045,840	961,576
		119,670,810

Thailand 3.2%
Advanced Info Service PCL NVDR	185,875	1,234,682
Bangkok Bank PCL NVDR	308,400	1,261,708
Charoen Pokphand Foods PCL NVDR	1,171,000	892,481
CP ALL PCL NVDR	657,900	1,247,189
IRPC PCL NVDR	5,955,600	685,285
Kasikornbank PCL NVDR	231,400	1,047,659
Krung Thai Bank PCL NVDR	2,508,400	1,063,165
PTT Exploration & Production PCL NVDR	314,300	1,233,570
PTT Global Chemical PCL NVDR	882,700	1,513,780
PTT PCL NVDR	6,081,370	7,179,791
Thai Oil PCL NVDR	610,600	973,119
The Siam Cement PCL NVDR	220,900	2,565,967
The Siam Commercial Bank PCL NVDR	579,300	2,202,099
		23,100,495

Turkey 1.3%
Akbank T.A.S.	1,754,962	1,057,331
BIM Birlesik Magazalar A/S	93,655	494,633
Eregli Demir ve Celik Fabrikalari T.A.S.	435,074	891,036
Haci Omer Sabanci Holding A/S	666,020	763,015
KOC Holding A/S	472,816	1,152,201
Turk Hava Yollari AO *	571,905	1,233,093
Turkcell Iletisim Hizmetleri A/S	588,618	830,126
Turkiye Garanti Bankasi A/S	1,262,750	1,131,872
Turkiye Is Bankasi A/S, Class C	1,151,683	726,595
Turkiye Petrol Rafinerileri A/S *	95,007	1,221,088
		9,500,990

United Arab Emirates 1.2%
Abu Dhabi Commercial Bank PJSC (b)	458,289	1,121,983
Emaar Properties PJSC	1,177,339	1,568,780
Emirates NBD Bank PJSC	380,063	1,386,150
Emirates Telecommunications Group Co. PJSC	236,547	2,130,173
First Abu Dhabi Bank PJSC	370,047	2,014,930
		8,222,016
Total Common Stocks (Cost $487,253,878)		670,661,103

PREFERRED STOCKS 5.5% OF NET ASSETS

Brazil 4.1%
Banco Bradesco S.A.	1,449,316	6,222,935
Centrais Eletricas Brasileiras S.A., Class B	74,420	483,230
Cia Energetica de Minas Gerais	415,833	1,028,208
Gerdau S.A.	300,906	1,577,602
Itau Unibanco Holding S.A.	1,821,379	8,688,260
Petroleo Brasileiro S.A.	1,903,354	11,595,545
		29,595,780

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.2%
Bancolombia S.A.	141,286	1,261,193

Russia 1.2%
Surgutneftegas PJSC	3,559,100	1,717,782
Tatneft PJSC	64,609	377,054
Transneft PJSC	3,225	6,179,865
		8,274,701
Total Preferred Stocks (Cost $32,966,612)		39,131,674

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)(d)	1,724,393	1,724,393

Time Deposits 0.6%
Brown Brothers Harriman & Co.
HKD
0.01%, 02/04/22 (e)	735,367	94,313
ZAR
5.00%, 02/01/22 (e)	225,339	14,661
Citibank NA
EUR
(0.79%), 02/01/22 (e)(f)	17,329	19,468
Skandinaviska Enskilda Banken AB
USD
0.01%, 02/01/22 (e)	3,828,488	3,828,488
		3,956,930
Total Short-Term Investments (Cost $5,681,323)		5,681,323
Total Investments in Securities (Cost $525,901,813)		715,474,100

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/18/22	39	2,388,360	38,460

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,571,448.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(f)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

EUR —	Euro
HKD —	Hong Kong Dollar
USD —	U.S. Dollar
ZAR —	South African Rand

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$306,159,348	$—	$306,159,348
Brazil	42,980,763	—	—	42,980,763
Chile	3,950,223	1,639,502	—	5,589,725
China	3,588,152	182,836,053	—	186,424,205
Colombia	2,019,137	—	—	2,019,137
Egypt	862,297	—	—	862,297
Malaysia	1,977,455	9,765,506	—	11,742,961
Mexico	26,068,843	—	—	26,068,843
Philippines	776,607	—	—	776,607
Qatar	3,719,748	—	—	3,719,748
Saudi Arabia	4,984,172	16,191,714	—	21,175,886
South Africa	11,383,464	34,035,113	—	45,418,577
Turkey	4,992,051	4,508,939	—	9,500,990
United Arab Emirates	2,014,930	5,085,103	1,121,983	8,222,016
Preferred Stocks[1]	—	8,274,701	—	8,274,701
Brazil	29,595,780	—	—	29,595,780
Colombia	1,261,193	—	—	1,261,193
Short-Term Investments[1]	—	3,956,930	—	3,956,930
Money Market Funds	1,724,393	—	—	1,724,393
Futures Contracts[2]	38,460	—	—	38,460
Total	$141,937,668	$572,452,909	$1,121,983	$715,512,560

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JAN22